UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21638

JPMorgan Institutional Trust

(Exact name of registrant as specified in charter)

245 Park Avenue

New York, New York 10167

(Address of principal executive offices) (Zip code)

Frank J. Nasta

245 Park Avenue

New York, New York 10167

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 343-1113

Date of fiscal year end: Last day of February

Date of reporting period: May 31, 2010

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Institutional Trust

Schedule of Portfolio Investments as of May 31, 2010

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2010.

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2010 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 1.8%
635		Ally Auto Receivables Trust, Series 2010-1, Class A3, 1.450%, 05/15/14	635
		AmeriCredit Automobile Receivables Trust,
3,570		Series 2006-BG, Class A4, 5.210%, 09/06/13	3,668
199		Series 2007-CM, Class A3B, VAR, 0.315%, 05/07/12	199
570		Series 2008-AF, Class A4, 6.960%, 10/14/14	607
330		Series 2010-1, Class A2, 0.970%, 01/15/13	329
235		Series 2010-1, Class A3, 1.660%, 03/17/14	235
		Bank of America Auto Trust,
2,500		Series 2009-1A, Class A3, 2.670%, 07/15/13 (e)	2,542
1,015		Series 2009-3A, Class A3, 1.670%, 12/15/13 (e)	1,021
645		Series 2010-1A, Class A3, 1.390%, 03/15/14 (e)	645
475		Series 2010-1A, Class A4, 2.180%, 02/15/17 (e)	478
998		Bear Stearns Asset-Backed Securities Trust, Series 2006-SD1, Class A, VAR, 0.713%, 04/25/36	660
290		Capital One Auto Finance Trust, Series 2007-B, Class A3A, 5.030%, 04/15/12	291
685		CarMax Auto Owner Trust, Series 2010-1, Class A3, 1.560%, 07/15/14	686
600		Centex Home Equity, Series 2004-D, Class AF4, SUB, 4.680%, 06/25/32	579
2,491		Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-6, Class 1A7, SUB, 4.277%, 11/25/34	2,257
		Citibank Credit Card Issuance Trust,
3,380		Series 2002-C2, Class C2, 6.950%, 02/18/14	3,610
800		Series 2007-A3, Class A3, 6.150%, 06/15/39	950
719		Citigroup Mortgage Loan Trust, Inc., Series 2003-HE3, Class A, VAR, 0.723%, 12/25/33	577
		CNH Equipment Trust,
700		Series 2008-B, Class A4A, 5.600%, 11/17/14	737
380		Series 2009-C, Class A3, 1.850%, 12/16/13	383
1,280		Series 2010-A, Class A3, 1.540%, 07/15/14	1,281
811		Countrywide Asset-Backed Certificates, Series 2004-6, Class M1, VAR, 0.943%, 10/25/34	472
453		Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB1, Class AF2, SUB, 5.236%, 01/25/36	295
1,015		Discover Card Master Trust, Series 2008-A4, Class A4, 5.650%, 12/15/15	1,124
300		First Franklin Mortgage Loan Asset-Backed Certificates, Series 2006-FF17, Class A4, VAR, 0.443%, 12/25/36	255
		Ford Credit Auto Owner Trust,
963		Series 2006-B, Class A4, 5.250%, 09/15/11	975
551		Series 2007-B, Class A3A, 5.150%, 11/15/11	558
600		Series 2009-B, Class A3, 2.790%, 08/15/13	611
500		Series 2009-B, Class A4, 4.500%, 07/15/14	532
515		GE Capital Mortgage Services LLC, Series 1999-HE1, Class M, VAR, 6.705%, 04/25/29	460
1,000		HFC Home Equity Loan Asset Backed Certificates, Series 2007-1, Class A2F, SUB, 5.600%, 03/20/36	1,022
		HFC Home Equity Loan Asset-Backed Certificates,
1,638		Series 2006-1, Class A1, VAR, 0.500%, 01/20/36	1,519
3,196		Series 2007-3, Class APT, VAR, 1.540%, 11/20/36	2,691
630		Honda Auto Receivables Owner Trust, Series 2009-2, Class A3, 2.790%, 01/15/13	641
332		Indymac Residential Asset-Backed Trust, Series 2006-A, Class A3, VAR, 0.543%, 03/25/36	201
368		John Deere Owner Trust, Series 2009-A, Class A3, 2.590%, 10/15/13	372
		Long Beach Mortgage Loan Trust,
532		Series 2006-8, Class 2A2, VAR, 0.433%, 09/25/36	165
1,000		Series 2006-WL2, Class 2A3, VAR, 0.543%, 01/25/36	800
1,874		MBNA Credit Card Master Note Trust, Series 2002-C1, Class C1, 6.800%, 07/15/14	1,999
550		Mercedes-Benz Auto Receivables Trust, Series 2010-1, Class A3, 1.420%, 08/15/14	550
10,000		Nationstar Mortgage Advance Receivable Trust, Series 2009-ADV1, Class A1, VAR, 3.343%, 12/26/22 (e)	10,000
1,000		New Century Home Equity Loan Trust, Series 2003-5, Class AI6, SUB, 5.500%, 11/25/33	954
300		Renaissance Home Equity Loan Trust, Series 2007-2, Class AF2, SUB, 5.675%, 06/25/37	153
538		Structured Asset Securities Corp., Series 2002-23XS, Class A7, SUB, 6.580%, 11/25/32	520
1,170		USAA Auto Owner Trust, Series 2009-2, Class A3, 1.540%, 02/18/14	1,176
1,370		World Omni Auto Receivables Trust, Series 2010-A, Class A4, 2.210%, 05/15/15	1,380

		Total Asset-Backed Securities (Cost $52,052)	51,795
Collateralized Mortgage Obligations — 44.7%
		Agency CMO — 30.9%
		Federal Home Loan Bank System,
1,954		Series 2000-0606, Class Y, 5.270%, 12/28/12	2,087
3,420		Series 2000-1067, Class 1, 5.300%, 06/15/12	3,642
453		Federal Home Loan Mortgage Corp. - Government National Mortgage Association, Series 8, Class ZA, 7.000%, 03/25/23	503
		Federal Home Loan Mortgage Corp. REMICS,
55		Series 11, Class D, 9.500%, 07/15/19	59
22		Series 22, Class C, 9.500%, 04/15/20	24
32		Series 23, Class F, 9.600%, 04/15/20	35
–	(h)	Series 41, Class I, HB, 84.000%, 05/15/20	1
3		Series 47, Class F, 10.000%, 06/15/20	3
12		Series 99, Class Z, 9.500%, 01/15/21	13
–	(h)	Series 204, Class E, HB, IF, 1,813.884%, 05/15/23	1
–	(h)	Series 1045, Class G, HB, 1,066.208%, 02/15/21	1
13		Series 1065, Class J, 9.000%, 04/15/21	14
4		Series 1079, Class S, HB, IF, 32.725%, 05/15/21	6
18		Series 1084, Class F, VAR, 1.325%, 05/15/21	18
12		Series 1084, Class S, HB, IF, 43.537%, 05/15/21	22
29		Series 1116, Class I, 5.500%, 08/15/21	32
22		Series 1144, Class KB, 8.500%, 09/15/21	24
–	(h)	Series 1172, Class L, HB, VAR, 1,181.250%, 11/15/21	2
1		Series 1196, Class B, HB, IF, 1,153.506%, 01/15/22	20
31		Series 1212, Class IZ, 8.000%, 02/15/22	31
30		Series 1250, Class J, 7.000%, 05/15/22	34
47		Series 1343, Class LA, 8.000%, 08/15/22	53
60		Series 1343, Class LB, 7.500%, 08/15/22	66
96		Series 1370, Class JA, VAR, 1.525%, 09/15/22	96
96		Series 1455, Class WB, IF, 4.487%, 12/15/22	91
474		Series 1466, Class PZ, 7.500%, 02/15/23	523
8		Series 1470, Class F, VAR, 2.859%, 02/15/23	8
543		Series 1498, Class I, VAR, 1.525%, 04/15/23	544
699		Series 1502, Class PX, 7.000%, 04/15/23	728
91		Series 1505, Class Q, 7.000%, 05/15/23	101
221		Series 1518, Class G, IF, 8.743%, 05/15/23	245
73		Series 1541, Class M, HB, IF , 20.175%, 07/15/23	95
198		Series 1541, Class O, VAR, 2.860%, 07/15/23	201
19		Series 1570, Class F, VAR, 3.359%, 08/15/23	19
720		Series 1573, Class PZ, 7.000%, 09/15/23	794
456		Series 1591, Class PV, 6.250%, 10/15/23	492
35		Series 1595, Class D, 7.000%, 10/15/13	38
107		Series 1596, Class D, 6.500%, 10/15/13	107
27		Series 1602, Class SA, HB, IF , 21.531%, 10/15/23	36
23		Series 1607, Class SA, IF, 18.078%, 10/15/13	27
2,005		Series 1608, Class L, 6.500%, 09/15/23	2,180
596		Series 1609, Class LG, IF, 16.521%, 11/15/23	734
6		Series 1611, Class JA, VAR, 1.625%, 08/15/23	6
6		Series 1611, Class JB, HB, IF , 20.836%, 08/15/23	6
856		Series 1638, Class H, 6.500%, 12/15/23	941
860		Series 1642, Class PJ, 6.000%, 11/15/23	923
14		Series 1671, Class QC, IF, 10.000%, 02/15/24	16
18		Series 1686, Class SH, IF, 18.394%, 02/15/24	23
303		Series 1695, Class EB, 7.000%, 03/15/24	337
57		Series 1699, Class FC, VAR, 0.975%, 03/15/24	57
278		Series 1700, Class GA, PO, 02/15/24	259
824		Series 1706, Class K, 7.000%, 03/15/24	896
27		Series 1709, Class FA, VAR, 2.960%, 03/15/24	27
71		Series 1745, Class D, 7.500%, 08/15/24	79
2,244		Series 1760, Class ZD, VAR, 3.310%, 02/15/24	2,224
694		Series 1798, Class F, 5.000%, 05/15/23	716
10		Series 1807, Class G, 9.000%, 10/15/20	11
200		Series 1829, Class ZB, 6.500%, 03/15/26	218
24		Series 1844, Class E, 6.500%, 10/15/13	26
201		Series 1863, Class Z, 6.500%, 07/15/26	219
39		Series 1865, Class D, PO, 02/15/24	26
121		Series 1890, Class H, 7.500%, 09/15/26	125
371		Series 1899, Class ZE, 8.000%, 09/15/26	413
20		Series 1935, Class FL, VAR, 1.075%, 02/15/27	20
266		Series 1963, Class Z, 7.500%, 01/15/27	288
40		Series 1970, Class PG, 7.250%, 07/15/27	44
419		Series 1981, Class Z, 6.000%, 05/15/27	452
185		Series 1987, Class PE, 7.500%, 09/15/27	206
434		Series 2019, Class Z, 6.500%, 12/15/27	481
118		Series 2025, Class PE, 6.300%, 01/15/13	118
144		Series 2033, Class SN, HB, IF , 23.083%, 03/15/24	92
393		Series 2038, Class PN, IO, 7.000%, 03/15/28	78
701		Series 2040, Class PE, 7.500%, 03/15/28	802
144		Series 2043, Class CJ, 6.500%, 04/15/28	152
558		Series 2054, Class PV, 7.500%, 05/15/28	596
220		Series 2055, Class OE, 6.500%, 05/15/13	226
1,215		Series 2075, Class PH, 6.500%, 08/15/28	1,315
1,366		Series 2075, Class PM, 6.250%, 08/15/28	1,478
619		Series 2086, Class GB, 6.000%, 09/15/28	670
494		Series 2089, Class PJ, IO, 7.000%, 10/15/28	106
2,049		Series 2095, Class PE, 6.000%, 11/15/28	2,245
506		Series 2102, Class TC, 6.000%, 12/15/13	537
337		Series 2102, Class TU, 6.000%, 12/15/13	357
1,327		Series 2115, Class PE, 6.000%, 01/15/14	1,400
664		Series 2125, Class JZ, 6.000%, 02/15/29	718
129		Series 2132, Class SB, HB, IF, 29.347%, 03/15/29	211
91		Series 2134, Class PI, IO, 6.500%, 03/15/19	12
37		Series 2135, Class UK, IO, 6.500%, 03/15/14	3
625		Series 2136, Class PG, 6.000%, 03/15/29	686
66		Series 2141, Class IO, IO, 7.000%, 04/15/29	12
144		Series 2163, Class PC, IO, 7.500%, 06/15/29	30
1,507		Series 2169, Class TB, 7.000%, 06/15/29	1,677
837		Series 2172, Class QC, 7.000%, 07/15/29	908
876		Series 2176, Class OJ, 7.000%, 08/15/29	966
10		Series 2189, Class SA, IF, 17.687%, 02/15/28	11
419		Series 2201, Class C, 8.000%, 11/15/29	467
314		Series 2209, Class TC, 8.000%, 01/15/30	355
521		Series 2210, Class Z, 8.000%, 01/15/30	551
143		Series 2224, Class CB, 8.000%, 03/15/30	158
358		Series 2230, Class Z, 8.000%, 04/15/30	396
272		Series 2234, Class PZ, 7.500%, 05/15/30	301
237		Series 2247, Class Z, 7.500%, 08/15/30	265
348		Series 2256, Class MC, 7.250%, 09/15/30	384
705		Series 2259, Class ZM, 7.000%, 10/15/30	778
25		Series 2261, Class ZY, 7.500%, 10/15/30	25
79		Series 2262, Class Z, 7.500%, 10/15/30	85
694		Series 2271, Class PC, 7.250%, 12/15/30	751
1,555		Series 2283, Class K, 6.500%, 12/15/23	1,701
399		Series 2296, Class PD, 7.000%, 03/15/31	426
127		Series 2306, Class K, PO, 05/15/24	114
299		Series 2306, Class SE, IF, IO, 6.790%, 05/15/24	64
410		Series 2313, Class LA, 6.500%, 05/15/31	449
917		Series 2325, Class PM, 7.000%, 06/15/31	1,027
1,789		Series 2344, Class QG, 6.000%, 08/15/16	1,933
4,838		Series 2344, Class ZD, 6.500%, 08/15/31	5,326
416		Series 2344, Class ZJ, 6.500%, 08/15/31	458
395		Series 2345, Class NE, 6.500%, 08/15/31	428
511		Series 2345, Class PQ, 6.500%, 08/15/16	552
552		Series 2351, Class PZ, 6.500%, 08/15/31	603
4,644		Series 2353, Class AZ, 6.000%, 09/15/31	5,049
668		Series 2353, Class TD, 6.000%, 09/15/16	719
560		Series 2355, Class BP, 6.000%, 09/15/16	604
343		Series 2359, Class PM, 6.000%, 09/15/16	368
1,644		Series 2359, Class ZB, 8.500%, 06/15/31	1,887
1,025		Series 2360, Class PG, 6.000%, 09/15/16	1,088
243		Series 2363, Class PF, 6.000%, 09/15/16	259
458		Series 2366, Class MD, 6.000%, 10/15/16	490
747		Series 2367, Class ME, 6.500%, 10/15/31	822
1,686		Series 2391, Class QR, 5.500%, 12/15/16	1,812
375		Series 2391, Class VQ, 6.000%, 10/15/12	386
626		Series 2394, Class MC, 6.000%, 12/15/16	676
1,389		Series 2396, Class FM, VAR, 0.787%, 12/15/31	1,391
933		Series 2399, Class OH, 6.500%, 01/15/32	1,027
1,463		Series 2399, Class TH, 6.500%, 01/15/32	1,611
1,367		Series 2410, Class NG, 6.500%, 02/15/32	1,510
432		Series 2410, Class OE, 6.375%, 02/15/32	467
1,077		Series 2410, Class QS, IF, 18.624%, 02/15/32	1,453
389		Series 2410, Class QX, IF, IO, 8.313%, 02/15/32	62
1,238		Series 2412, Class SP, IF, 15.426%, 02/15/32	1,534
1,902		Series 2420, Class XK, 6.500%, 02/15/32	2,094
876		Series 2423, Class MC, 7.000%, 03/15/32	972
882		Series 2423, Class MT, 7.000%, 03/15/32	979
609		Series 2425, Class OB, 6.000%, 03/15/17	660
2,430		Series 2430, Class WF, 6.500%, 03/15/32	2,673
1,219		Series 2434, Class TC, 7.000%, 04/15/32	1,361
565		Series 2435, Class CJ, 6.500%, 04/15/32	640
2,059		Series 2435, Class VH, 6.000%, 07/15/19	2,159
1,115		Series 2436, Class MC, 7.000%, 04/15/32	1,244
778		Series 2444, Class ES, IF, IO, 7.613%, 03/15/32	130
495		Series 2450, Class GZ, 7.000%, 05/15/32	546
622		Series 2450, Class SW, IF, IO, 7.663%, 03/15/32	87
3,561		Series 2455, Class GK, 6.500%, 05/15/32	3,922
429		Series 2458, Class QE, 5.500%, 06/15/17	461
1,197		Series 2460, Class VZ, 6.000%, 11/15/29	1,217
1,116		Series 2462, Class JG, 6.500%, 06/15/32	1,226
3,313		Series 2464, Class SI, IF, IO, 7.663%, 02/15/32	480
1,137		Series 2466, Class PG, 6.500%, 04/15/32	1,216
942		Series 2466, Class PH, 6.500%, 06/15/32	1,065
1,181		Series 2474, Class NR, 6.500%, 07/15/32	1,307
177		Series 2480, Class PV, 6.000%, 07/15/11	182
1,580		Series 2484, Class LZ, 6.500%, 07/15/32	1,737
2,260		Series 2500, Class MC, 6.000%, 09/15/32	2,513
215		Series 2503, Class BH, 5.500%, 09/15/17	232
1,082		Series 2508, Class AQ, 5.500%, 10/15/17	1,168
1,130		Series 2512, Class PG, 5.500%, 10/15/22	1,245
338		Series 2513, Class TG, 6.000%, 02/15/32	350
513		Series 2513, Class YO, PO, 02/15/32	502
1,581		Series 2515, Class DE, 4.000%, 03/15/32	1,642
832		Series 2518, Class PX, 5.500%, 09/15/13	886
113		Series 2519, Class BT, 8.500%, 09/15/31	118
1,077		Series 2535, Class BK, 5.500%, 12/15/22	1,174
2,244		Series 2537, Class TE, 5.500%, 12/15/17	2,418
58		Series 2541, Class GX, 5.500%, 02/15/17	58
2,024		Series 2543, Class YX, 6.000%, 12/15/32	2,266
2,449		Series 2544, Class HC, 6.000%, 12/15/32	2,729
2,532		Series 2552, Class ME, 6.000%, 01/15/33	2,825
2,328		Series 2563, Class PK, IO, 5.500%, 03/15/31	52
448		Series 2565, Class MB, 6.000%, 05/15/30	462
1,481		Series 2567, Class QD, 6.000%, 02/15/33	1,658
300		Series 2571, Class SK, HB, IF, 33.047%, 09/15/23	502
3,767		Series 2575, Class ME, 6.000%, 02/15/33	4,220
1,023		Series 2586, Class WI, IO, 6.500%, 03/15/33	208
2,000		Series 2587, Class WX, 5.000%, 03/15/18	2,167
1,356		Series 2591, Class WI, IO, 5.500%, 02/15/30	43
3,039		Series 2594, Class VQ, 6.000%, 08/15/20	3,182
1,380		Series 2596, Class QG, 6.000%, 03/15/33	1,487
1,057		Series 2597, Class DS, IF, IO, 7.213%, 02/15/33	50
2,084		Series 2599, Class DS, IF, IO, 6.663%, 02/15/33	94
3,277		Series 2610, Class DS, IF, IO, 6.763%, 03/15/33	190
3,247		Series 2611, Class SH, IF, IO, 7.313%, 10/15/21	191
1,130		Series 2611, Class UH, 4.500%, 05/15/18	1,202
2,900		Series 2617, Class AK, 4.500%, 05/15/18	2,995
1,697		Series 2617, Class GR, 4.500%, 05/15/18	1,805
168		Series 2619, Class HR, 3.500%, 11/15/31	172
477		Series 2619, Class IM, IO, 5.000%, 10/15/21	22
145		Series 2624, Class IU, IO, 5.000%, 06/15/33	11
5,485		Series 2626, Class NS, IF, IO, 6.213%, 06/15/23	580
856		Series 2628, Class WA, 4.000%, 07/15/28	883
2,260		Series 2631, Class LC, 4.500%, 06/15/18	2,406
1,417		Series 2636, Class Z, 4.500%, 06/15/18	1,502
1,434		Series 2637, Class SA, IF, IO, 5.763%, 06/15/18	141
169		Series 2638, Class DS, IF, 8.263%, 07/15/23	176
1,075		Series 2638, Class SA, IF, IO, 6.763%, 11/15/16	48
829		Series 2640, Class UG, IO, 5.000%, 01/15/32	117
3,487		Series 2640, Class UP, IO, 5.000%, 01/15/32	409
271		Series 2640, Class UR, IO, 4.500%, 08/15/17	8
188		Series 2643, Class HI, IO, 4.500%, 12/15/16	4
7,018		Series 2645, Class BI, IO, 4.500%, 02/15/18	499
1,195		Series 2650, Class PO, PO, 12/15/32	1,098
4,083		Series 2650, Class SO, PO, 12/15/32	3,754
2,415		Series 2651, Class VZ, 4.500%, 07/15/18	2,559
575		Series 2656, Class SH, HB, IF , 20.589%, 02/15/25	611
288		Series 2663, Class EO, PO, 08/15/33	239
2,681		Series 2668, Class SB, IF, 6.900%, 10/15/15	2,776
1,884		Series 2672, Class ME, 5.000%, 11/15/22	2,030
497		Series 2672, Class SJ, IF, 6.856%, 09/15/16	516
5,760		Series 2675, Class CK, 4.000%, 09/15/18	6,017
2,298		Series 2682, Class YS, IF, 8.584%, 10/15/33	2,112
81		Series 2683, Class VA, 5.500%, 02/15/21	82
16,600		Series 2684, Class PO, PO, 01/15/33	13,542
3,014		Series 2684, Class TO, PO, 10/15/33	2,324
556		Series 2686, Class GB, 5.000%, 05/15/20	575
1,529		Series 2686, Class NS, IF, IO, 7.263%, 10/15/21	99
692		Series 2690, Class SJ, IF, 8.645%, 10/15/33	643
1,538		Series 2691, Class ME, 4.500%, 04/15/32	1,638
1,632		Series 2691, Class WS, IF, 8.495%, 10/15/33	1,508
838		Series 2692, Class SC, IF, 12.613%, 07/15/33	918
1,892		Series 2695, Class DE, 4.000%, 01/15/17	1,969
1,199		Series 2695, Class DG, 4.000%, 10/15/18	1,264
613		Series 2695, Class OB, PO, 10/15/33	477
483		Series 2696, Class CO, PO, 10/15/18	443
177		Series 2696, Class SM, IF, 13.526%, 12/15/26	184
346		Series 2700, Class S, IF, 8.495%, 11/15/33	326
1,205		Series 2702, Class PC, 5.000%, 01/15/23	1,294
1,066		Series 2705, Class SC, IF, 8.495%, 11/15/33	1,003
2,013		Series 2705, Class SD, IF, 8.567%, 11/15/33	1,869
1,712		Series 2715, Class OG, 5.000%, 01/15/23	1,853
3,014		Series 2716, Class UN, 4.500%, 12/15/23	3,153
1,637		Series 2720, Class PC, 5.000%, 12/15/23	1,766
7,722		Series 2727, Class BS, IF, 8.570%, 01/15/34	7,069
247		Series 2727, Class PO, PO, 01/15/34	199
324		Series 2739, Class S, IF, 11.326%, 01/15/34	321
1,020		Series 2744, Class FE, VAR, 0.000%, 02/15/34	967
1,705		Series 2744, Class PE, 5.500%, 02/15/34	1,892
3,332		Series 2744, Class TU, 5.500%, 05/15/32	3,461
1,937		Series 2751, Class BA, 4.000%, 10/15/18	2,018
680		Series 2753, Class S, IF, 11.326%, 02/15/34	674
2,164		Series 2755, Class PA, PO, 02/15/29	2,094
1,722		Series 2755, Class SA, IF, 13.526%, 05/15/30	1,886
946		Series 2762, Class LO, PO, 03/15/34	757
1,000		Series 2764, Class TE, 5.000%, 10/15/32	1,077
549		Series 2766, Class SX, IF, 15.667%, 03/15/34	557
379		Series 2769, Class PO, PO, 03/15/34	328
455		Series 2771, Class FG, VAR, 0.000%, 03/15/34	390
1,634		Series 2776, Class SK, IF, 8.570%, 04/15/34	1,519
1,506		Series 2777, Class OM, PO, 12/15/32	1,282
116		Series 2777, Class SX, IF, 11.621%, 04/15/34	114
285		Series 2778, Class BS, IF, 14.908%, 04/15/34	289
3,732		Series 2778, Class US, IF, IO, 6.863%, 06/15/33	222
607		Series 2780, Class JG, 4.500%, 04/15/19	636
1,284		Series 2783, Class AT, 4.000%, 04/15/19	1,324
1,557		Series 2809, Class UB, 4.000%, 09/15/17	1,608
5,515		Series 2809, Class UC, 4.000%, 06/15/19	5,724
1,412		Series 2812, Class NO, PO, 10/15/33	1,027
187		Series 2827, Class SQ, IF, 7.500%, 01/15/19	197
1,850		Series 2827, Class XO, PO, 01/15/23	1,726
318		Series 2835, Class QO, PO, 12/15/32	279
1,764		Series 2840, Class JO, PO, 06/15/23	1,632
156		Series 2841, Class YA, 5.500%, 07/15/27	156
1,656		Series 2850, Class SN, IF, IO, 6.813%, 09/15/18	127
821		Series 2870, Class KC, 4.250%, 05/15/18	851
3,000		Series 2872, Class JE, 4.500%, 02/15/18	3,156
602		Series 2890, Class DO, PO, 11/15/34	477
747		Series 2925, Class MW, VAR, 0.000%, 01/15/35	738
2,444		Series 2934, Class EC, PO, 02/15/20	2,238
401		Series 2934, Class EN, PO, 02/15/18	386
2,036		Series 2934, Class HI, IO, 5.000%, 02/15/20	257
2,010		Series 2934, Class KI, IO, 5.000%, 02/15/20	254
58		Series 2949, Class GU, HB, IF, 46.446%, 03/15/35	60
856		Series 2958, Class QD, 4.500%, 04/15/20	914
3,425		Series 2965, Class GD, 4.500%, 04/15/20	3,636
8,562		Series 2971, Class GB, 5.000%, 11/15/16	8,888
856		Series 2971, Class GC, 5.000%, 07/15/18	916
268		Series 2975, Class KO, PO, 05/15/35	258
831		Series 2989, Class PO, PO, 06/15/23	770
4,281		Series 3004, Class EK, 5.500%, 07/15/35	4,429
357		Series 3007, Class AI, IO, 5.500%, 07/15/24	28
308		Series 3014, Class OD, PO, 08/15/35	236
127		Series 3022, Class OH, PO, 08/15/35	126
349		Series 3044, Class VO, PO, 10/15/35	310
4,221		Series 3047, Class OB, 5.500%, 12/15/33	4,515
944		Series 3047, Class OD, 5.500%, 10/15/35	1,049
1,716		Series 3049, Class XF, VAR, 0.687%, 05/15/33	1,706
3,095		Series 3064, Class MC, 5.500%, 11/15/35	3,416
2,141		Series 3064, Class OB, 5.500%, 07/15/29	2,248
768		Series 3068, Class AO, PO, 01/15/35	727
348		Series 3068, Class MO, PO, 01/15/23	327
1,914		Series 3068, Class QB, 4.500%, 06/15/20	2,034
2,141		Series 3074, Class BH, 5.000%, 11/15/35	2,307
2,161		Series 3100, Class MA, VAR, 3.672%, 12/15/35	2,096
620		Series 3102, Class HS, HB, IF , 23.331%, 01/15/36	889
2,750		Series 3117, Class EO, PO, 02/15/36	2,427
1,902		Series 3117, Class OK, PO, 02/15/36	1,605
623		Series 3118, Class DM, 5.000%, 02/15/24	627
116		Series 3122, Class ZB, 6.000%, 03/15/36	116
660		Series 3134, Class PO, PO, 03/15/36	569
3,354		Series 3138, Class PO, PO, 04/15/36	2,890
193		Series 3149, Class SO, PO, 05/15/36	170
2,055		Series 3151, Class UC, 5.500%, 08/15/35	2,240
1,367		Series 3152, Class MO, PO, 03/15/36	1,134
240		Series 3158, Class LX, VAR, 0.000%, 05/15/36	239
330		Series 3171, Class MO, PO, 06/15/36	284
3,737		Series 3179, Class OA, PO, 07/15/36	3,308
2,169		Series 3194, Class SA, IF, IO, 6.763%, 07/15/36	300
1,936		Series 3211, Class SO, PO, 09/15/36	1,641
1,047		Series 3218, Class AO, PO, 09/15/36	923
4,299		Series 3219, Class DI, IO, 6.000%, 04/15/36	797
2,924		Series 3232, Class ST, IF, IO, 6.363%, 10/15/36	337
1,264		Series 3233, Class OP, PO, 05/15/36	1,110
1,214		Series 3256, Class PO, PO, 12/15/36	1,025
3,153		Series 3260, Class CS, IF, IO, 5.803%, 01/15/37	310
1,328		Series 3261, Class OA, PO, 01/15/37	1,125
1,986		Series 3274, Class JO, PO, 02/15/37	1,715
1,003		Series 3275, Class FL, VAR, 0.777%, 02/15/37	985
4,086		Series 3290, Class SB, IF, IO, 6.113%, 03/15/37	374
460		Series 3318, Class AO, PO, 05/15/37	406
2,332		Series 3331, Class PO, PO, 06/15/37	1,971
2,200		Series 3334, Class MC, 5.000%, 04/15/33	2,318
2,770		Series 3387, Class SA, IF, IO, 6.083%, 11/15/37	238
3,799		Series 3404, Class SC, IF, IO, 5.663%, 01/15/38	394
14,178		Series 3422, Class AI, SUB, IO, 1.860%, 01/15/38	267
3,311		Series 3424, Class PI, IF, IO, 6.463%, 04/15/38	477
10,223		Series 3430, Class AI, IO, 1.417%, 09/15/12	173
6,135		Series 3437, Class AI, IO, 1.335%, 09/15/11	69
3,676		Series 3481, Class SJ, IF, IO, 5.513%, 08/15/38	396
5,521		Series 3505, Class SA, IF, IO, 5.663%, 01/15/39	430
6,295		Series 3511, Class SA, IF, IO, 5.663%, 02/15/39	384
1,000		Series 3607, Class BO, PO, 04/15/36	705
878		Series 3611, Class PO, PO, 07/15/34	759
		Federal Home Loan Mortgage Corp. STRIPS,
5		Series 134, Class B, IO, 9.000%, 04/01/22	1
5,591		Series 233, Class 11, IO, 5.000%, 09/15/35	941
7,915		Series 233, Class 13, IO, 5.000%, 09/15/35	1,321
1,561		Series 243, Class 16, IO, 4.500%, 11/15/20	174
3,386		Series 243, Class 17, IO, 4.500%, 12/15/20	374
		Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
764		Series T-41, Class 3A, VAR, 7.500%, 07/25/32	866
482		Series T-51, Class 2A, VAR, 7.500%, 08/25/42	547
2,487		Series T-54, Class 2A, 6.500%, 02/25/43	2,736
837		Series T-54, Class 3A, 7.000%, 02/25/43	936
363		Series T-58, Class APO, PO, 09/25/43	271
844		Series T-59, Class 1AP, PO, 10/25/43	732
3,156		Series T-76, Class 2A, VAR, 4.811%, 10/25/37	3,236
		Federal National Mortgage Association Grantor Trust,
1,294		Series 2002-T19, Class A2, 7.000%, 07/25/42	1,435
1,262		Series 2004-T3, Class 1A3, 7.000%, 02/25/44	1,414
		Federal National Mortgage Association REMICS,
13		Series 1988-7, Class Z, 9.250%, 04/25/18	15
28		Series 1989-70, Class G, 8.000%, 10/25/19	31
12		Series 1989-78, Class H, 9.400%, 11/25/19	14
17		Series 1989-83, Class H, 8.500%, 11/25/19	19
20		Series 1989-89, Class H, 9.000%, 11/25/19	22
19		Series 1990-1, Class D, 8.800%, 01/25/20	22
3		Series 1990-60, Class K, 5.500%, 06/25/20	3
7		Series 1990-63, Class H, 9.500%, 06/25/20	8
6		Series 1990-93, Class G, 5.500%, 08/25/20	6
–	(h)	Series 1990-94, Class H, HB, 505.000%, 08/25/20	2
–	(h)	Series 1990-95, Class J, HB, 1,118.040%, 08/25/20	4
33		Series 1990-102, Class J, 6.500%, 08/25/20	37
48		Series 1990-120, Class H, 9.000%, 10/25/20	56
4		Series 1990-134, Class SC, HB, IF , 21.038%, 11/25/20	6
–	(h)	Series 1990-140, Class K, HB, 652.145%, 12/25/20	5
–	(h)	Series 1991-7, Class K, HB, 908.500%, 02/25/21	1
19		Series 1991-24, Class Z, 5.000%, 03/25/21	21
4		Series 1992-101, Class J, 7.500%, 06/25/22	4
93		Series 1992-136, Class PK, 6.000%, 08/25/22	101
81		Series 1992-143, Class MA, 5.500%, 09/25/22	89
209		Series 1992-163, Class M, 7.750%, 09/25/22	240
376		Series 1992-188, Class PZ, 7.500%, 10/25/22	416
152		Series 1993-21, Class KA, 7.700%, 03/25/23	174
224		Series 1993-25, Class J, 7.500%, 03/25/23	248
59		Series 1993-27, Class SA, IF, 15.500%, 02/25/23	80
92		Series 1993-62, Class SA, IF, 16.196%, 04/25/23	119
48		Series 1993-165, Class SD, IF, 10.912%, 09/25/23	55
104		Series 1993-165, Class SK, IF, 12.500%, 09/25/23	131
121		Series 1993-167, Class GA, 7.000%, 09/25/23	126
70		Series 1993-179, Class SB, HB, IF , 21.617%, 10/25/23	108
46		Series 1993-179, Class SC, IF, 10.500%, 10/25/23	54
234		Series 1993-199, Class FA, VAR, 0.925%, 10/25/23	235
133		Series 1993-205, Class H, PO, 09/25/23	121
194		Series 1993-220, Class SG, IF, 15.250%, 11/25/13	222
194		Series 1993-225, Class UB, 6.500%, 12/25/23	208
59		Series 1993-230, Class FA, VAR, 0.975%, 12/25/23	59
198		Series 1993-247, Class FE, VAR, 1.375%, 12/25/23	202
92		Series 1993-247, Class SU, IF, 11.091%, 12/25/23	113
329		Series 1993-250, Class Z, 7.000%, 12/25/23	354
939		Series 1993-257, Class C, PO, 06/25/23	906
789		Series 1994-37, Class L, 6.500%, 03/25/24	867
3,894		Series 1994-40, Class Z, 6.500%, 03/25/24	4,328
137		Series 1995-2, Class Z, 8.500%, 01/25/25	154
269		Series 1995-19, Class Z, 6.500%, 11/25/23	295
819		Series 1996-14, Class SE, IF, IO, 6.940%, 08/25/23	174
29		Series 1996-27, Class FC, VAR, 0.875%, 03/25/17	29
76		Series 1996-59, Class J, 6.500%, 08/25/22	85
787		Series 1997-20, Class IO, IO, VAR, 1.840%, 03/25/27	39
52		Series 1997-27, Class J, 7.500%, 04/18/27	57
89		Series 1997-29, Class J, 7.500%, 04/20/27	100
588		Series 1997-39, Class PD, 7.500%, 05/20/27	661
234		Series 1997-42, Class EN, 7.250%, 07/18/27	249
84		Series 1997-42, Class ZC, 6.500%, 07/18/27	93
–	(h)	Series 1997-51, Class PM, IO, 7.000%, 05/18/12	–	(h)
1,216		Series 1997-61, Class ZC, 7.000%, 02/25/23	1,336
238		Series 1997-81, Class PI, IO, 7.000%, 12/18/27	51
34		Series 1998-4, Class C, PO, 04/25/23	31
824		Series 1998-36, Class ZB, 6.000%, 07/18/28	914
278		Series 1998-43, Class SA, IF, IO, 14.717%, 04/25/23	121
448		Series 1998-66, Class SB, IF, IO, 7.807%, 12/25/28	72
242		Series 1999-17, Class C, 6.350%, 04/25/29	269
1,545		Series 1999-18, Class Z, 5.500%, 04/18/29	1,695
495		Series 1999-38, Class SK, IF, IO, 7.707%, 08/25/23	65
130		Series 1999-52, Class NS, HB, IF , 22.420%, 10/25/23	184
331		Series 1999-62, Class PB, 7.500%, 12/18/29	367
1,053		Series 2000-2, Class ZE, 7.500%, 02/25/30	1,169
508		Series 2000-20, Class SA, IF, IO, 8.757%, 07/25/30	103
79		Series 2000-52, Class IO, IO, 8.500%, 01/25/31	18
421		Series 2001-4, Class PC, 7.000%, 03/25/21	473
248		Series 2001-5, Class OW, 6.000%, 03/25/16	262
305		Series 2001-7, Class PF, 7.000%, 03/25/31	342
1,287		Series 2001-7, Class PR, 6.000%, 03/25/16	1,366
1,358		Series 2001-10, Class PR, 6.000%, 04/25/16	1,439
819		Series 2001-30, Class PM, 7.000%, 07/25/31	920
509		Series 2001-31, Class VD, 6.000%, 05/25/31	521
1,352		Series 2001-33, Class ID, IO, 6.000%, 07/25/31	265
757		Series 2001-36, Class DE, 7.000%, 08/25/31	848
1,697		Series 2001-44, Class MY, 7.000%, 09/25/31	1,904
337		Series 2001-44, Class PD, 7.000%, 09/25/31	379
352		Series 2001-44, Class PU, 7.000%, 09/25/31	394
3,169		Series 2001-48, Class Z, 6.500%, 09/25/21	3,524
308		Series 2001-49, Class Z, 6.500%, 09/25/31	342
244		Series 2001-52, Class KB, 6.500%, 10/25/31	271
25		Series 2001-52, Class XM, 6.500%, 11/25/10	25
870		Series 2001-52, Class XN, 6.500%, 11/25/15	943
2,725		Series 2001-61, Class Z, 7.000%, 11/25/31	3,056
383		Series 2001-71, Class MB, 6.000%, 12/25/16	414
879		Series 2001-71, Class QE, 6.000%, 12/25/16	950
207		Series 2001-72, Class SX, IF, 16.667%, 12/25/31	242
1,156		Series 2001-74, Class MB, 6.000%, 12/25/16	1,250
672		Series 2001-80, Class PE, 6.000%, 07/25/29	701
288		Series 2002-1, Class HC, 6.500%, 02/25/22	319
282		Series 2002-1, Class SA, HB, IF , 24.073%, 02/25/32	397
198		Series 2002-1, Class UD, HB, IF , 23.188%, 12/25/23	281
1,058		Series 2002-2, Class UC, 6.000%, 02/25/17	1,138
2,896		Series 2002-3, Class OG, 6.000%, 02/25/17	3,129
627		Series 2002-7, Class OG, 6.000%, 03/25/17	677
2,136		Series 2002-7, Class TG, 6.000%, 03/25/17	2,308
633		Series 2002-10, Class SB, IF, 18.377%, 03/25/17	762
972		Series 2002-11, Class QG, 5.500%, 03/25/17	1,042
2,544		Series 2002-13, Class SJ, IF, IO, 1.600%, 03/25/32	105
42		Series 2002-13, Class ST, IF, 10.000%, 03/25/32	47
4,147		Series 2002-18, Class PC, 5.500%, 04/25/17	4,383
679		Series 2002-19, Class PE, 6.000%, 04/25/17	733
124		Series 2002-21, Class LO, PO, 04/25/32	109
1,066		Series 2002-21, Class PE, 6.500%, 04/25/32	1,179
1,295		Series 2002-24, Class AJ, 6.000%, 04/25/17	1,412
473		Series 2002-25, Class SG, IF, 18.497%, 05/25/17	571
2,453		Series 2002-28, Class PK, 6.500%, 05/25/32	2,724
729		Series 2002-37, Class Z, 6.500%, 06/25/32	809
803		Series 2002-42, Class C, 6.000%, 07/25/17	879
3,553		Series 2002-48, Class GH, 6.500%, 11/25/32	3,923
626		Series 2002-55, Class QE, 5.500%, 09/25/17	678
6,944		Series 2002-56, Class UC, 5.500%, 09/25/17	7,479
1,411		Series 2002-62, Class ZE, 5.500%, 11/25/17	1,516
720		Series 2002-63, Class KC, 5.000%, 10/25/17	769
944		Series 2002-77, Class S, IF, 13.855%, 12/25/32	1,119
2,385		Series 2002-81, Class JO, PO, 04/25/32	2,182
1,604		Series 2002-83, Class CS, 6.881%, 08/25/23	1,793
179		Series 2002-91, Class UH, IO, 5.500%, 06/25/22	12
3,107		Series 2002-94, Class BK, 5.500%, 01/25/18	3,389
2,000		Series 2003-3, Class HJ, 5.000%, 02/25/18	2,149
2,524		Series 2003-22, Class UD, 4.000%, 04/25/33	2,515
675		Series 2003-27, Class DW, 4.500%, 04/25/17	702
3,442		Series 2003-33, Class IA, IO, 6.500%, 05/25/33	702
1,758		Series 2003-34, Class AX, 6.000%, 05/25/33	1,954
1,516		Series 2003-34, Class ED, 6.000%, 05/25/33	1,732
158		Series 2003-35, Class UC, 3.750%, 05/25/33	164
488		Series 2003-39, Class IO, IO, VAR, 6.000%, 05/25/33	108
1,319		Series 2003-39, Class LW, 5.500%, 05/25/23	1,441
1,884		Series 2003-41, Class PE, 5.500%, 05/25/23	2,076
735		Series 2003-42, Class GB, 4.000%, 05/25/33	764
2,869		Series 2003-45, Class AI, IO, 5.500%, 05/25/33	125
828		Series 2003-47, Class PE, 5.750%, 06/25/33	921
760		Series 2003-52, Class SX, HB, IF , 21.922%, 10/25/31	964
151		Series 2003-60, Class NJ, 5.000%, 07/25/21	155
784		Series 2003-64, Class SX, IF, 13.056%, 07/25/33	827
303		Series 2003-67, Class VQ, 7.000%, 01/25/19	315
205		Series 2003-68, Class QP, 3.000%, 07/25/22	209
1,744		Series 2003-71, Class DS, IF, 7.096%, 08/25/33	1,628
1,936		Series 2003-71, Class IM, IO, 5.500%, 12/25/31	198
3,903		Series 2003-72, Class IE, IO, 5.500%, 08/25/33	678
2,516		Series 2003-73, Class GA, 3.500%, 05/25/31	2,588
469		Series 2003-74, Class SH, IF, 9.553%, 08/25/33	436
1,663		Series 2003-76, Class GQ, 4.500%, 08/25/18	1,758
5,698		Series 2003-80, Class SY, IF, IO, 7.307%, 06/25/23	608
1,350		Series 2003-81, Class LC, 4.500%, 09/25/18	1,438
5,207		Series 2003-83, Class PG, 5.000%, 06/25/23	5,589
2,556		Series 2003-86, Class KR, 4.500%, 09/25/16	2,639
934		Series 2003-91, Class SD, IF, 11.929%, 09/25/33	1,037
246		Series 2003-92, Class SH, IF, 9.074%, 09/25/18	251
2,260		Series 2003-106, Class US, IF, 8.561%, 11/25/23	2,181
302		Series 2003-106, Class WS, IF, 9.138%, 02/25/23	304
172		Series 2003-113, Class PC, 4.000%, 03/25/15	173
3,982		Series 2003-116, Class SB, IF, IO, 7.257%, 11/25/33	787
5,137		Series 2003-117, Class JB, 3.500%, 06/25/33	5,213
1,507		Series 2003-122, Class TE, 5.000%, 12/25/22	1,629
977		Series 2003-128, Class KE, 4.500%, 01/25/14	1,023
856		Series 2003-128, Class NG, 4.000%, 01/25/19	888
689		Series 2003-130, Class SX, IF, 11.006%, 01/25/34	750
651		Series 2003-132, Class OA, PO, 08/25/33	568
3,385		Series 2004-4, Class QI, IF, IO, 6.757%, 06/25/33	502
320		Series 2004-4, Class QM, IF, 13.514%, 06/25/33	367
1,779		Series 2004-10, Class SC, HB, IF, 27.229%, 02/25/34	2,448
1,987		Series 2004-14, Class SD, IF, 8.561%, 03/25/34	1,876
1,655		Series 2004-21, Class CO, PO, 04/25/34	1,247
512		Series 2004-22, Class A, 4.000%, 04/25/19	513
1,130		Series 2004-25, Class PC, 5.500%, 01/25/34	1,247
3,332		Series 2004-25, Class SA, IF, 18.582%, 04/25/34	4,321
7,708		Series 2004-27, Class HB, 4.000%, 05/25/19	7,938
753		Series 2004-36, Class PC, 5.500%, 02/25/34	831
2,922		Series 2004-36, Class SA, IF, 18.582%, 05/25/34	3,860
1,331		Series 2004-36, Class SN, IF, 13.514%, 07/25/33	1,528
4,281		Series 2004-37, Class AG, 4.500%, 11/25/32	4,528
4,466		Series 2004-46, Class HS, IF, IO, 5.657%, 05/25/30	245
1,285		Series 2004-46, Class QB, HB, IF , 22.629%, 05/25/34	1,496
4,581		Series 2004-46, Class SK, IF, 15.557%, 05/25/34	5,009
1,055		Series 2004-51, Class SY, IF, 13.554%, 07/25/34	1,242
942		Series 2004-53, Class NC, 5.500%, 07/25/24	1,020
2,136		Series 2004-59, Class BG, PO, 12/25/32	1,844
238		Series 2004-61, Class SK, IF, 8.500%, 11/25/32	259
1,792		Series 2004-70, Class JA, 4.500%, 10/25/19	1,818
793		Series 2004-76, Class CL, 4.000%, 10/25/19	827
1,440		Series 2004-79, Class SP, IF, 18.857%, 11/25/34	1,873
377		Series 2004-81, Class AC, 4.000%, 11/25/19	392
585		Series 2004-92, Class JO, PO, 12/25/34	582
965		Series 2005-28, Class JA, 5.000%, 04/25/35	972
326		Series 2005-47, Class AN, 5.000%, 12/25/16	333
970		Series 2005-52, Class PA, 6.500%, 06/25/35	1,049
4,190		Series 2005-56, Class S, IF, IO, 6.367%, 07/25/35	594
1,755		Series 2005-59, Class PC, 5.500%, 03/25/31	1,868
775		Series 2005-66, Class SG, IF, 16.518%, 07/25/35	945
1,324		Series 2005-68, Class BC, 5.250%, 06/25/35	1,439
3,665		Series 2005-68, Class PG, 5.500%, 08/25/35	4,031
1,927		Series 2005-68, Class UC, 5.000%, 06/25/35	2,074
1,596		Series 2005-74, Class CS, IF, 19.077%, 05/25/35	2,144
17,045		Series 2005-84, Class XM, 5.750%, 10/25/35	18,833
756		Series 2005-98, Class GO, PO, 11/25/35	626
3,425		Series 2005-109, Class PC, 6.000%, 12/25/35	3,843
14,363		Series 2005-110, Class GJ, 5.500%, 11/25/30	15,209
14,556		Series 2005-110, Class GK, 5.500%, 08/25/34	15,897
4,326		Series 2005-110, Class GL, 5.500%, 12/25/35	4,737
2,997		Series 2005-110, Class MN, 5.500%, 06/25/35	3,293
2,603		Series 2005-116, Class PB, 6.000%, 04/25/34	2,834
3,000		Series 2005-118, Class PN, 6.000%, 01/25/32	3,290
304		Series 2005-123, Class LO, PO, 01/25/36	272
1,143		Series 2006-15, Class OT, PO, 01/25/36	1,064
1,355		Series 2006-16, Class OA, PO, 03/25/36	1,206
1,358		Series 2006-22, Class AO, PO, 04/25/36	1,149
595		Series 2006-23, Class KO, PO, 04/25/36	524
3,149		Series 2006-39, Class WC, 5.500%, 01/25/36	3,448
536		Series 2006-42, Class CF, VAR, 0.793%, 06/25/36	535
3,534		Series 2006-44, Class GO, PO, 06/25/36	3,030
9,953		Series 2006-44, Class P, PO, 12/25/33	8,482
2,000		Series 2006-46, Class UC, 5.500%, 12/25/35	2,189
462		Series 2006-53, Class JO, PO, 06/25/36	423
7,941		Series 2006-53, Class US, IF, IO, 6.237%, 06/25/36	944
2,268		Series 2006-56, Class PO, PO, 07/25/36	1,927
4,140		Series 2006-58, Class AP, PO, 07/25/36	3,715
456		Series 2006-58, Class FL, VAR, 0.803%, 07/25/36	456
1,585		Series 2006-58, Class PO, PO, 07/25/36	1,370
3,958		Series 2006-59, Class QO, PO, 01/25/33	3,445
2,578		Series 2006-60, Class DZ, 6.500%, 07/25/36	3,009
2,443		Series 2006-65, Class QO, PO, 07/25/36	2,080
1,874		Series 2006-71, Class IC, IO, 6.000%, 04/25/17	198
685		Series 2006-72, Class TO, PO, 08/25/36	581
6,305		Series 2006-77, Class PC, 6.500%, 08/25/36	7,072
1,986		Series 2006-79, Class DO, PO, 08/25/36	1,696
1,214		Series 2006-90, Class AO, PO, 09/25/36	1,043
567		Series 2006-109, Class PO, PO, 11/25/36	500
7,195		Series 2006-110, Class PO, PO, 11/25/36	6,029
551		Series 2006-111, Class EO, PO, 11/25/36	484
2,989		Series 2006-118, Class A2, VAR, 0.403%, 12/25/36	2,947
1,318		Series 2006-119, Class PO, PO, 12/25/36	1,102
10,000		Series 2006-124, Class HB, VAR, 5.995%, 11/25/36	10,662
1,000		Series 2006-128, Class BP, 5.500%, 01/25/37	1,097
2,999		Series 2006-130, Class GI, IO, 6.500%, 07/25/32	552
10,260		Series 2007-7, Class SG, IF, IO, 6.157%, 08/25/36	904
11,293		Series 2007-14, Class ES, IF, IO, 6.097%, 03/25/37	1,388
724		Series 2007-15, Class NO, PO, 03/25/22	660
5,255		Series 2007-16, Class FC, VAR, 1.093%, 03/25/37	5,262
1,213		Series 2007-42, Class AO, PO, 05/25/37	1,108
1,348		Series 2007-48, Class PO, PO, 05/25/37	1,176
5,890		Series 2007-54, Class FA, VAR, 0.743%, 06/25/37	5,876
15,547		Series 2007-60, Class AX, IF, IO, 6.807%, 07/25/37	2,412
1,165		Series 2007-77, Class FG, VAR, 0.843%, 03/25/37	1,166
2,000		Series 2007-79, Class PB, 5.000%, 04/25/29	2,120
2,100		Series 2007-79, Class PC, 5.000%, 01/25/32	2,239
1,000		Series 2007-81, Class GE, 6.000%, 08/25/37	1,122
2,000		Series 2007-84, Class PD, 6.000%, 08/25/32	2,132
5,000		Series 2007-84, Class PG, 6.000%, 12/25/36	5,553
8,124		Series 2007-88, Class VI, IF, IO, 6.197%, 09/25/37	982
5,867		Series 2007-91, Class ES, IF, IO, 6.117%, 10/25/37	664
4,250		Series 2007-97, Class KI, IO, 7.000%, 05/25/33	795
718		Series 2007-97, Class MS, IF, 14.038%, 12/25/31	781
2,743		Series 2007-106, Class A7, VAR, 6.119%, 10/25/37	2,885
3,000		Series 2007-114, Class A6, VAR, 0.543%, 10/27/37	2,995
6,173		Series 2007-116, Class HI, IO, VAR, 6.289%, 01/25/38	452
578		Series 2007-118, Class IO, IO, 6.000%, 06/25/36	48
6,077		Series 2008-1, Class BI, IF, IO, 5.567%, 02/25/38	626
3,783		Series 2008-10, Class XI, IF, IO, 5.887%, 03/25/38	338
3,986		Series 2008-16, Class IS, IF, IO, 5.857%, 03/25/38	364
3,503		Series 2008-19, Class IC, IO, 5.000%, 03/25/23	397
1,000		Series 2008-24, Class DY, 5.000%, 04/25/23	1,080
2,237		Series 2008-27, Class SN, IF, IO, 6.557%, 04/25/38	231
12,914		Series 2008-35, Class AI, IO, VAR, 0.827%, 01/25/12	61
2,596		Series 2008-39, Class CI, IO, 4.500%, 05/25/18	256
1,389		Series 2008-42, Class AO, PO, 09/25/36	1,238
319		Series 2008-44, Class PO, PO, 05/25/38	283
4,132		Series 2008-47, Class SI, IF, IO, 6.157%, 06/25/23	476
3,931		Series 2008-53, Class CI, IF, IO, 6.857%, 07/25/38	517
1,056		Series 2008-59, Class IG, IO, 5.500%, 11/25/34	80
7,766		Series 2008-80, Class SA, IF, IO, 5.507%, 09/25/38	875
4,596		Series 2008-81, Class SB, IF, IO, 5.507%, 09/25/38	511
7,296		Series 2009-6, Class GS, IF, IO, 6.207%, 02/25/39	702
3,514		Series 2009-9, Class IO, IO, 5.000%, 02/25/24	422
2,954		Series 2009-18, Class IO, IO, 5.000%, 03/25/24	357
2,500		Series 2009-19, Class IP, IO, 5.500%, 10/25/36	694
4,912		Series 2009-99, Class SC, IF, IO, 5.837%, 12/25/39	289
4,000		Series 2009-103, Class MB, 4.000%, 12/25/39	4,198
2,300		Series 2010-64, Class DM, 5.000%, 06/25/40	2,431
1		Series G-17, Class S, HB, VAR, 1,042.327%, 06/25/21	18
65		Series G-28, Class S, IF, 14.725%, 09/25/21	84
54		Series G-35, Class M, 8.750%, 10/25/21	62
21		Series G-51, Class SA, HB, IF , 21.024%, 12/25/21	31
39		Series G92-15, Class Z, 7.000%, 01/25/22	40
–	(h)	Series G92-27, Class SQ, HB, IF, 1,579.180%, 05/25/22	3
281		Series G92-35, Class E, 7.500%, 07/25/22	314
–	(h)	Series G92-35, Class G, HB, 1,184.775%, 07/25/22	7
33		Series G92-42, Class Z, 7.000%, 07/25/22	37
1,300		Series G92-44, Class ZQ, 8.000%, 07/25/22	1,453
43		Series G92-52, Class FD, VAR, 0.396%, 09/25/22	42
364		Series G92-54, Class ZQ, 7.500%, 09/25/22	409
45		Series G92-59, Class F, VAR, 2.559%, 10/25/22	45
89		Series G92-61, Class Z, 7.000%, 10/25/22	98
64		Series G92-62, Class B, PO, 10/25/22	60
300		Series G93-1, Class KA, 7.900%, 01/25/23	343
67		Series G93-5, Class Z, 6.500%, 02/25/23	74
87		Series G93-14, Class J, 6.500%, 03/25/23	96
203		Series G93-17, Class SI, IF, 6.000%, 04/25/23	222
196		Series G93-27, Class FD, VAR, 1.255%, 08/25/23	199
50		Series G93-37, Class H, PO, 09/25/23	45
65		Series G95-1, Class C, 8.800%, 01/25/25	76
		Federal National Mortgage Association STRIPS,
8		Series 23, Class 2, IO, 10.000%, 09/01/17	2
1		Series 50, Class 2, IO, 10.500%, 03/01/19	–	(h)
32		Series 218, Class 2, IO, 7.500%, 04/01/23	7
27		Series 265, Class 2, 9.000%, 03/01/24	32
724		Series 329, Class 1, PO, 01/01/33	637
2,118		Series 339, Class 18, IO, 4.500%, 07/01/18	168
3,132		Series 339, Class 21, IO, 4.500%, 07/01/18	328
1,325		Series 339, Class 28, IO, 5.500%, 07/01/18	153
1,193		Series 345, Class 6, IO, VAR, 5.000%, 12/01/33	200
2,616		Series 351, Class 7, IO, VAR, 5.000%, 04/01/34	372
1,545		Series 355, Class 11, IO, 6.000%, 07/01/34	319
1,059		Series 355, Class 31, IO, VAR, 4.500%, 12/01/18	103
4,645		Series 365, Class 8, IO, 5.500%, 05/01/36	825
660		Series 368, Class 3, IO, 4.500%, 11/01/20	65
2,613		Series 374, Class 5, IO, 5.500%, 08/01/36	371
1,719		Series 383, Class 32, IO, 6.000%, 01/01/38	315
4,494		Series 383, Class 33, IO, 6.000%, 01/01/38	810
1,060		Series 393, Class 6, IO, 5.500%, 04/25/37	190
		Federal National Mortgage Association Whole Loan,
101		Series 2002-W5, Class A10, IF, IO, 7.757%, 11/25/30	3
1,445		Series 2003-W1, Class 1A1, 6.500%, 12/25/42	1,590
522		Series 2003-W1, Class 2A, 7.500%, 12/25/42	592
243		Series 2003-W4, Class 2A, 6.500%, 10/25/42	267
451		Series 2004-W1, Class 2A2, 7.000%, 12/25/33	507
2,385		Series 2004-W15, Class 2AF, VAR, 0.593%, 08/25/44	2,248
1,606		Series 2004-W2, Class 2A2, 7.000%, 02/25/44	1,808
2,300		Series 2005-W3, Class 2AF, VAR, 0.563%, 03/25/45	2,189
2,411		Series 2006-W2, Class 1AF1, VAR, 0.563%, 02/25/36	2,333
334		Series 2007-W7, Class 1A4, HB, IF, 37.123%, 07/25/37	559
		Government National Mortgage Association,
1,033		Series 1994-3, Class PQ, 7.488%, 07/16/24	1,118
617		Series 1994-4, Class KQ, 7.988%, 07/16/24	690
3,303		Series 1994-7, Class PQ, 6.500%, 10/16/24	3,660
502		Series 1996-16, Class E, 7.500%, 08/16/26	527
776		Series 1997-8, Class PN, 7.500%, 05/16/27	822
182		Series 1997-11, Class D, 7.500%, 07/20/27	204
395		Series 1998-26, Class K, 7.500%, 09/17/25	447
2,220		Series 1999-4, Class ZB, 6.000%, 02/20/29	2,421
1,983		Series 1999-10, Class ZC, 6.500%, 04/20/29	2,188
57		Series 1999-15, Class E, 6.500%, 01/16/29	58
324		Series 1999-30, Class S, IF, IO, 8.263%, 08/16/29	46
23		Series 1999-33, Class SM, IF, 9.200%, 09/16/29	27
415		Series 1999-40, Class ZW, 7.500%, 11/20/29	461
583		Series 1999-41, Class Z, 8.000%, 11/16/29	660
186		Series 1999-44, Class PC, 7.500%, 12/20/29	213
3,791		Series 1999-44, Class ZC, 8.500%, 12/16/29	4,491
610		Series 1999-44, Class ZG, 8.000%, 12/20/29	679
459		Series 2000-6, Class Z, 7.500%, 02/20/30	505
240		Series 2000-9, Class Z, 8.000%, 06/20/30	267
2,532		Series 2000-9, Class ZJ, 8.500%, 02/16/30	2,835
432		Series 2000-12, Class ST, HB, IF, 38.112%, 02/16/30	758
555		Series 2000-14, Class PD, 7.000%, 02/16/30	597
152		Series 2000-16, Class ZN, 7.500%, 02/16/30	167
3,390		Series 2000-21, Class Z, 9.000%, 03/16/30	3,864
581		Series 2000-26, Class TZ, 8.500%, 09/20/30	636
163		Series 2000-26, Class Z, 7.750%, 09/20/30	181
31		Series 2000-30, Class ST, IF, 11.050%, 12/16/22	35
482		Series 2000-31, Class Z, 9.000%, 10/20/30	556
140		Series 2000-34, Class SG, IF, IO, 8.190%, 10/20/30	29
272		Series 2000-35, Class ZA, 9.000%, 11/20/30	308
42		Series 2000-36, Class IK, IO, 9.000%, 11/16/30	11
198		Series 2000-37, Class B, 8.000%, 12/20/30	224
109		Series 2000-38, Class AH, 7.150%, 12/20/30	125
248		Series 2001-4, Class SJ, IF, IO, 7.812%, 01/19/30	44
303		Series 2001-6, Class SD, IF, IO, 8.213%, 03/16/31	57
481		Series 2001-7, Class PK, 6.500%, 03/20/31	505
1,347		Series 2001-8, Class Z, 6.500%, 03/20/31	1,429
23		Series 2001-32, Class WA, IF, 19.276%, 07/20/31	33
354		Series 2001-35, Class SA, IF, IO, 7.913%, 08/16/31	60
293		Series 2001-36, Class S, IF, IO, 7.713%, 08/16/31	48
1,622		Series 2001-64, Class MQ, 6.500%, 12/20/31	1,731
347		Series 2002-3, Class SP, IF, IO, 7.053%, 01/16/32	62
571		Series 2002-7, Class PG, 6.500%, 01/20/32	621
1,556		Series 2002-24, Class AG, IF, IO, 7.613%, 04/16/32	258
144		Series 2002-24, Class SB, IF, 11.420%, 04/16/32	161
3,754		Series 2002-31, Class SE, IF, IO, 7.163%, 04/16/30	584
1,136		Series 2002-40, Class UK, 6.500%, 06/20/32	1,209
62		Series 2002-41, Class SV, IF, 9.000%, 06/16/32	70
4,316		Series 2002-45, Class QE, 6.500%, 06/20/32	4,643
1,573		Series 2002-47, Class PG, 6.500%, 07/16/32	1,747
2,753		Series 2002-47, Class ZA, 6.500%, 07/20/32	2,961
80		Series 2002-51, Class SG, HB, IF, 31.028%, 04/20/31	126
2,388		Series 2002-52, Class GH, 6.500%, 07/20/32	2,571
689		Series 2002-54, Class GB, 6.500%, 08/20/32	742
710		Series 2002-70, Class AV, 6.000%, 03/20/12	735
2,117		Series 2002-70, Class PS, IF, IO, 7.360%, 08/20/32	215
949		Series 2002-75, Class PB, 6.000%, 11/20/32	1,079
48		Series 2002-79, Class KV, 6.000%, 11/20/13	48
814		Series 2002-80, Class EZ, 7.000%, 01/20/32	828
566		Series 2002-88, Class VA, 6.000%, 12/20/17	573
775		Series 2003-4, Class NI, IO, 5.500%, 01/20/32	51
591		Series 2003-4, Class NY, 5.500%, 12/20/13	632
1,844		Series 2003-11, Class SK, IF, IO, 7.363%, 02/16/33	292
785		Series 2003-12, Class SP, IF, IO, 7.360%, 02/20/33	118
184		Series 2003-24, Class PO, PO, 03/16/33	154
1,319		Series 2003-40, Class TC, 7.500%, 03/20/33	1,416
1,319		Series 2003-40, Class TJ, 6.500%, 03/20/33	1,498
753		Series 2003-46, Class MG, 6.500%, 05/20/33	852
1,394		Series 2003-46, Class TC, 6.500%, 03/20/33	1,561
655		Series 2003-52, Class AP, PO, 06/16/33	553
2,150		Series 2003-58, Class BE, 6.500%, 01/20/33	2,366
1,559		Series 2003-76, Class LS, IF, IO, 6.860%, 09/20/31	110
215		Series 2003-90, Class PO, PO, 10/20/33	185
472		Series 2003-98, Class PC, 5.000%, 02/20/29	479
2,713		Series 2003-112, Class SA, IF, IO, 6.213%, 12/16/33	343
3,000		Series 2003-112, Class TS, IF, IO, 6.610%, 10/20/32	512
8,497		Series 2004-11, Class SW, IF, IO, 5.160%, 02/20/34	689
1,158		Series 2004-15, Class SA, IF, 18.728%, 12/20/32	1,372
791		Series 2004-28, Class S, IF, 18.736%, 04/16/34	1,018
821		Series 2004-68, Class PO, PO, 05/20/31	794
357		Series 2004-73, Class AE, IF, 14.160%, 08/17/34	427
4,770		Series 2004-90, Class SI, IF, IO, 5.760%, 10/20/34	558
3,686		Series 2005-3, Class SB, IF, IO, 5.760%, 01/20/35	429
8,779		Series 2005-17, Class SL, IF, IO, 6.360%, 07/20/34	1,284
698		Series 2005-35, Class FL, VAR, 0.690%, 03/20/32	695
516		Series 2005-39, Class KI, IO, 5.500%, 03/20/34	54
3,196		Series 2005-58, Class NI, IO, 5.500%, 08/20/35	907
843		Series 2005-68, Class DP, IF, 15.622%, 06/17/35	1,052
11,656		Series 2005-68, Class KI, IF, IO, 5.960%, 09/20/35	1,583
1,352		Series 2005-69, Class SY, IF, IO, 6.410%, 11/20/33	208
1,836		Series 2005-91, Class PI, IO, 6.000%, 12/20/35	283
1,004		Series 2006-16, Class OP, PO, 03/20/36	857
1,112		Series 2006-28, Class GO, PO, 03/20/35	1,053
3,602		Series 2006-38, Class SW, IF, IO, 6.160%, 06/20/36	358
3,015		Series 2006-59, Class SD, IF, IO, 6.360%, 10/20/36	294
6,674		Series 2006-65, Class SA, IF, IO, 6.460%, 11/20/36	697
3,554		Series 2007-9, Class DI, IF, IO, 6.170%, 03/20/37	329
7,602		Series 2007-17, Class JI, IF, IO, 6.473%, 04/16/37	1,085
815		Series 2007-17, Class JO, PO, 04/16/37	698
5,474		Series 2007-19, Class SD, IF, IO, 5.860%, 04/20/37	535
5,752		Series 2007-26, Class SC, IF, IO, 5.860%, 05/20/37	593
3,333		Series 2007-27, Class SA, IF, IO, 5.860%, 05/20/37	331
1,390		Series 2007-28, Class BO, PO, 05/20/37	1,204
580		Series 2007-35, Class TO, PO, 04/20/35	561
3,094		Series 2007-36, Class SE, IF, IO, 6.133%, 06/16/37	344
8,899		Series 2007-40, Class SB, IF, IO, 6.410%, 07/20/37	768
5,218		Series 2007-42, Class SB, IF, IO, 6.410%, 07/20/37	555
2,500		Series 2007-47, Class PH, 6.000%, 07/16/37	2,853
2,299		Series 2007-49, Class NO, PO, 12/20/35	2,195
4,753		Series 2007-50, Class AI, IF, IO, 6.435%, 08/20/37	530
681		Series 2007-53, Class SW, IF, 19.186%, 09/20/37	806
1,939		Series 2007-57, Class PO, PO, 03/20/37	1,631
3,471		Series 2007-57, Class QA, IF, IO, 6.160%, 10/20/37	351
4,999		Series 2007-71, Class SB, IF, IO, 6.360%, 07/20/36	420
3,360		Series 2007-72, Class US, IF, IO, 6.210%, 11/20/37	289
3,427		Series 2007-73, Class MI, IF, IO, 5.660%, 11/20/37	285
6,744		Series 2007-76, Class SA, IF, IO, 6.190%, 11/20/37	557
3,334		Series 2007-79, Class SY, IF, IO, 6.210%, 12/20/37	285
2,075		Series 2007-81, Class SP, IF, IO, 6.310%, 12/20/37	192
3,730		Series 2007-82, Class SA, IF, IO, 6.190%, 12/20/37	307
1,803		Series 2008-2, Class MS, IF, IO, 6.823%, 01/16/38	181
7,214		Series 2008-2, Class NS, IF, IO, 6.203%, 01/16/38	647
3,533		Series 2008-10, Class S, IF, IO, 5.490%, 02/20/38	302
1,602		Series 2008-23, Class IO, IO, 6.000%, 02/20/37	162
2,542		Series 2008-25, Class SB, IF, IO, 6.560%, 03/20/38	309
1,915		Series 2008-32, Class PI, IO, 5.500%, 10/16/37	260
4,790		Series 2008-36, Class SH, IF, IO, 5.960%, 04/20/38	431
14,516		Series 2008-40, Class SA, IF, IO, 6.063%, 05/16/38	1,929
5,052		Series 2008-41, Class SA, IF, IO, 6.000%, 05/20/38	449
3,395		Series 2008-55, Class SA, IF, IO, 5.860%, 06/20/38	283
1,460		Series 2008-60, Class PO, PO, 01/20/38	1,341
2,033		Series 2008-71, Class SC, IF, IO, 5.660%, 08/20/38	184
3,534		Series 2008-93, Class AS, IF, IO, 5.360%, 12/20/38	274
6,155		Series 2009-6, Class SA, IF, IO, 5.763%, 02/16/39	473
3,318		Series 2009-10, Class SL, IF, IO, 6.163%, 03/16/34	341
3,000		Series 2009-12, Class IE, IO, 5.500%, 03/20/39	905
3,648		Series 2009-14, Class KI, IO, 6.500%, 03/20/39	517
3,242		Series 2009-14, Class NI, IO, 6.500%, 03/20/39	483
9,112		Series 2009-22, Class SA, IF, IO, 5.930%, 04/20/39	936
2,796		Series 2009-25, Class SE, IF, IO, 7.260%, 09/20/38	335
3,016		Series 2009-33, Class CI, IO, 5.500%, 05/20/39	455
2,396		Series 2009-33, Class TI, IO, 6.000%, 05/20/39	385
2,933		Series 2009-38, Class IO, IO, 5.000%, 09/16/31	311
4,572		Series 2009-43, Class SA, IF, IO, 5.610%, 06/20/39	394
3,681		Series 2009-65, Class IQ, IO, 6.000%, 12/20/38	422
1,355		Series 2009-79, Class OK, PO, 11/16/37	1,222
700		Series 2010-14, Class CO, PO, 08/20/35	441
		Vendee Mortgage Trust,
775		Series 1994-1, Class 1, VAR, 5.627%, 02/15/24	838
1,426		Series 1994-1, Class 2ZB, 6.500%, 02/15/24	1,584
1,175		Series 1996-1, Class 1Z, 6.750%, 02/15/26	1,284
828		Series 1996-2, Class 1Z, 6.750%, 06/15/26	902
1,612		Series 1997-1, Class 2Z, 7.500%, 02/15/27	1,808
1,956		Series 1998-1, Class 2E, 7.000%, 03/15/28	2,166
3,285		Series 1999-1, Class 2Z, 6.500%, 01/15/29	3,615

			896,589
		Non-Agency CMO — 13.8%
3,397		ABN AMRO Mortgage Corp., Series 2003-8, Class A3, 4.500%, 06/25/33	3,206
		American General Mortgage Loan Trust,
589		Series 2006-1, Class A2, VAR, 5.750%, 12/25/35 (e)	587
1,152		Series 2010-1A, Class A1, VAR, 5.150%, 03/25/58 (e)	1,151
7,278		American Home Mortgage Investment Trust, Series 2005-3, Class 2A4, VAR, 4.848%, 09/25/35	3,306
		ASG Resecuritization Trust,
2,338		Series 2009-1, Class A60, VAR, 5.587%, 06/26/37 (e)	2,344
4,171		Series 2009-2, Class A55, VAR, 5.755%, 05/24/36 (e)	4,192
8,879		Series 2009-3, Class A65, VAR, 5.595%, 03/26/37 (e)	8,883
9,896		Series 2009-4, Class A60, 6.000%, 06/28/37 (e)	9,945
2,464		Series 2010-2, Class A60, VAR, 5.239%, 01/28/37 (e)	2,415
		Banc of America Alternative Loan Trust,
411		Series 2003-2, Class PO, PO, 04/25/33	354
1,191		Series 2003-9, Class 1CB2, 5.500%, 11/25/33	1,204
582		Series 2003-11, Class PO, PO, 01/25/34	370
419		Series 2004-6, Class 15PO, PO, 07/25/19	328
2,141		Series 2005-5, Class 1CB1, 5.500%, 06/25/35	1,536
7,592		Series 2005-6, Class CBIO, IO, 5.500%, 07/25/35	1,238
1,704		Series 2006-4, Class 1A4, 6.000%, 05/25/46	917
		Banc of America Funding Corp.,
1,141		Series 2003-3, Class 1A33, 5.500%, 10/25/33	1,159
871		Series 2004-1, Class PO, PO, 03/25/34	626
2,297		Series 2004-2, Class 30PO, PO, 09/20/34	1,250
1,680		Series 2004-3, Class 1A7, 5.500%, 10/25/34	1,674
1,376		Series 2004-C, Class 1A1, VAR, 5.052%, 12/20/34	1,365
2,174		Series 2005-6, Class 2A7, 5.500%, 10/25/35	1,965
1,846		Series 2005-7, Class 30PO, PO, 11/25/35	1,077
1,204		Series 2005-8, Class 30PO, PO, 01/25/36	688
3,026		Series 2005-E, Class 4A1, VAR, 2.995%, 03/20/35	2,852
1,096		Series 2006-A, Class 3A2, VAR, 5.735%, 02/20/36	661
		Banc of America Mortgage Securities, Inc.,
571		Series 2003-3, Class 2A1, VAR, 0.893%, 05/25/18	543
801		Series 2003-6, Class 2A1, VAR, 0.793%, 08/25/18	772
257		Series 2003-7, Class A2, 4.750%, 09/25/18	263
538		Series 2003-8, Class APO, PO, 11/25/33	340
6,237		Series 2004-3, Class 15IO, IO, VAR, 0.230%, 04/25/19	30
276		Series 2004-4, Class APO, PO, 05/25/34	172
3,316		Series 2004-5, Class 2A2, 5.500%, 06/25/34	2,910
856		Series 2004-6, Class 2A5, PO, 07/25/34	564
1,284		Series 2004-6, Class APO, PO, 07/25/34	707
116		Series 2004-8, Class 5PO, PO, 05/25/32	86
135		Series 2004-8, Class XPO, PO, 10/25/34	96
589		Series 2004-A, Class 2A2, VAR, 3.519%, 02/25/34	535
2,102		Series 2004-J, Class 3A1, VAR, 5.107%, 11/25/34	1,899
1,975		Series 2005-10, Class 1A6, 5.500%, 11/25/35	1,800
518		Series 2005-A, Class 2A1, VAR, 3.180%, 02/25/35	441
		BCAP LLC Trust,
1,479		Series 2009-RR13, Class 11A1, VAR, 5.250%, 05/26/37 (e)	1,479
2,014		Series 2009-RR5, Class 8A1, 5.500%, 11/26/34 (e)	2,014
1,154		Series 2010-RR4, Class 2A1, VAR, 1.466%, 06/26/37 (e)	1,125
2,000		Series 2010-RR5, Class 1A4, VAR, 5.000%, 11/26/37 (e)	2,010
2,100		Series 2010-RR6, Class 5A1, 5.500%, 11/26/37 (e)	2,104
		Bear Stearns Adjustable Rate Mortgage Trust,
517		Series 2003-7, Class 3A, VAR, 4.682%, 10/25/33	500
1,276		Series 2004-1, Class 12A1, VAR, 3.205%, 04/25/34	1,148
961		Series 2004-2, Class 14A, VAR, 5.150%, 05/25/34	990
3,876		Series 2005-5, Class A1, VAR, 2.530%, 08/25/35	3,701
7,407		Series 2006-1, Class A1, VAR, 4.625%, 02/25/36	6,713
		Citicorp Mortgage Securities, Inc.,
184		Series 1993-14, Class A3, VAR, 1.543%, 11/25/23	179
3,688		Series 2004-1, Class 3A1, 4.750%, 01/25/34	3,759
2,503		Series 2004-5, Class 2A5, 4.500%, 08/25/34	2,532
638		Series 2005-5, Class APO, PO, 08/25/35	418
869		Series 2005-8, Class APO, PO, 11/25/35	515
		Citigroup Mortgage Loan Trust, Inc.,
1,623		Series 2003-1, Class 2A5, 5.250%, 10/25/33	1,661
473		Series 2003-1, Class 2A6, PO, 10/25/33	305
573		Series 2003-1, Class PO2, PO, 10/25/33	335
516		Series 2003-1, Class PO3, PO, 09/25/33	287
365		Series 2003-UP3, Class A3, 7.000%, 09/25/33	363
2,040		Series 2003-UST1, Class A1, 5.500%, 12/25/18	2,088
629		Series 2003-UST1, Class PO1, PO, 12/25/18	468
306		Series 2003-UST1, Class PO3, PO, 12/25/18	246
1,000		Series 2004-UST1, Class A6, VAR, 5.078%, 08/25/34	1,036
615		Series 2005-1, Class 2A1A, VAR, 3.445%, 04/25/35	365
766		Series 2005-5, Class 1A2, VAR, 2.616%, 08/25/35	437
1,468		Series 2009-10, Class 2A1A, 7.000%, 12/25/35 (e)	1,470
		Countrywide Alternative Loan Trust,
884		Series 2002-8, Class A4, 6.500%, 07/25/32	846
71		Series 2002-17, Class A7, 2.500%, 01/25/33	69
10,661		Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	9,028
3,500		Series 2004-18CB, Class 2A4, 5.700%, 09/25/34	3,472
1,073		Series 2005-5R, Class A1, 5.250%, 12/25/18	973
5,440		Series 2005-1CB, Class 1A6, IF, IO, 6.757%, 03/25/35	674
7,453		Series 2005-20CB, Class 3A8, IF, IO, 4.407%, 07/25/35	604
18,786		Series 2005-22T1, Class A2, IF, IO, 4.727%, 06/25/35	1,691
1,212		Series 2005-26CB, Class A10, IF, 12.429%, 07/25/35	1,246
6,850		Series 2005-28CB, Class 1A4, 5.500%, 08/25/35	5,487
403		Series 2005-28CB, Class 3A5, 6.000%, 08/25/35	308
12,726		Series 2005-37T1, Class A2, IF, IO, 4.707%, 09/25/35	1,390
6,084		Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	4,676
17,201		Series 2005-54CB, Class 1A2, IF, IO, 4.507%, 11/25/35	1,491
4,306		Series 2005-57CB, Class 3A2, IF, IO, 4.757%, 12/25/35	402
2,192		Series 2005-64CB, Class 1A9, 5.500%, 12/25/35	1,222
15,421		Series 2005-J1, Class 1A4, IF, IO, 4.757%, 02/25/35	1,225
6,000		Series 2006-26CB, Class A9, 6.500%, 09/25/36	3,952
3,000		Series 2007-21CB, Class 1A5, 6.000%, 09/25/37 (f) (i)	615
		Countrywide Home Loan Mortgage Pass-Through Trust,
850		Series 2003-8, Class A4, 4.500%, 05/25/18	850
2,934		Series 2003-26, Class 1A6, 3.500%, 08/25/33	2,743
337		Series 2003-34, Class A11, 5.250%, 09/25/33	338
753		Series 2003-44, Class A9, PO, 10/25/33	557
29		Series 2003-J2, Class A17, IF, IO, 7.057%, 04/25/33	1
1,751		Series 2003-J7, Class 4A3, IF, 9.331%, 08/25/18	1,687
960		Series 2004-7, Class 2A1, VAR, 2.411%, 06/25/34	960
1,840		Series 2004-8, Class 2A1, 4.500%, 06/25/19	1,851
387		Series 2004-HYB1, Class 2A, VAR, 3.312%, 05/20/34	317
1,327		Series 2004-HYB3, Class 2A, VAR, 2.738%, 06/20/34	1,056
1,142		Series 2004-HYB6, Class A3, VAR, 3.505%, 11/20/34	944
1,546		Series 2004-J8, Class 1A2, 4.750%, 11/25/19	1,570
3,853		Series 2005-16, Class A23, 5.500%, 09/25/35	3,329
5,605		Series 2005-22, Class 2A1, VAR, 5.102%, 11/25/35	4,164
		Credit Suisse Mortgage Capital Certificates,
2,060		Series 2009-12R, Class 7A1, 5.500%, 10/27/35 (e)	2,070
6,409		Series 2010-11R, Class A1, VAR, 1.354%, 06/28/47 (e)	6,401
		CS First Boston Mortgage Securities Corp.,
959		Series 2003-1, Class DB1, 6.564%, 02/25/33	819
698		Series 2003-17, Class 2A1, 5.000%, 07/25/18	693
2,499		Series 2003-25, Class 1P, PO, 10/25/33	1,488
399		Series 2004-5, Class 5P, PO, 08/25/19	310
1,689		Series 2005-4, Class 3A18, 5.500%, 06/25/35	1,346
1,750		Series 2005-4, Class 3A22, 5.500%, 06/25/35	609
1,880		Series 2005-4, Class 3A23, 5.500%, 06/25/35	715
2,097		Deutsche Mortgage Securities, Inc., Series 2009-RS3, Class A1, 5.250%, 08/26/35 (e)	2,044
30		First Boston Mortgage Securities Corp. 1987 STRIPS, Series C, Class PO, PO, 04/25/17	27
		First Horizon Alternative Mortgage Securities,
1,510		Series 2004-AA4, Class A1, VAR, 2.250%, 10/25/34	1,280
2,202		Series 2005-FA8, Class 1A19, 5.500%, 11/25/35	1,592
4,251		Series 2007-FA4, Class 1A2, IF, IO, 5.307%, 08/25/37	484
		First Horizon Asset Securities, Inc.,
610		Series 2003-3, Class 1A4, 3.900%, 05/25/33	590
2,870		Series 2003-9, Class 1A6, 5.500%, 11/25/33	2,522
1,532		Series 2004-AR2, Class 2A1, VAR, 2.884%, 05/25/34	1,430
1,260		Series 2004-AR7, Class 2A1, VAR, 2.871%, 02/25/35	1,236
2,623		Series 2005-AR1, Class 2A2, VAR, 2.875%, 04/25/35	2,468
		GMAC Mortgage Corp. Loan Trust,
1,655		Series 2003-AR1, Class A4, VAR, 4.067%, 10/19/33	1,627
933		Series 2004-J5, Class A7, 6.500%, 01/25/35	966
683		Series 2004-J6, Class 1A1, 5.000%, 01/25/20	697
1,285		Series 2005-AR3, Class 3A3, VAR, 3.703%, 06/19/35	1,228
5,565		Series 2005-AR3, Class 3A4, VAR, 3.703%, 06/19/35	4,468
		GSMPS Mortgage Loan Trust,
1,404		Series 2001-2, Class A, VAR, 7.500%, 06/19/32 (e)	1,188
6,796		Series 2006-RP2, Class 1AS2, IF, IO, 5.788%, 04/25/36 (e)	630
		GSR Mortgage Loan Trust,
1,723		Series 2004-6F, Class 3A4, 6.500%, 05/25/34	1,743
504		Series 2004-10F, Class 1A1, 4.500%, 08/25/19	506
208		Series 2004-10F, Class 2A1, 5.000%, 08/25/19	214
506		Series 2004-13F, Class 3A3, 6.000%, 11/25/34	325
1,137		Series 2005-4F, Class AP, PO, 05/25/35	753
5,241		Series 2005-7F, Class 3A9, 6.000%, 09/25/35	4,533
4,313		Series 2006-1F, Class 2A4, 6.000%, 02/25/36	2,947
5,000		Series 2007-1F, Class 2A4, 5.500%, 01/25/37	4,042
27,308		Indymac Index Mortgage Loan Trust, Series 2005-AR11, Class A7, IO, VAR, 0.480%, 08/25/35	273
		JP Morgan Mortgage Trust,
3,832		Series 2006-A2, Class 4A1, VAR, 3.900%, 08/25/34	3,738
1,024		Series 2006-A3, Class 6A1, VAR, 3.894%, 08/25/34	926
		Lehman Mortgage Trust,
1,891		Series 2006-2, Class 1A1, VAR, 6.413%, 04/25/36	1,675
2,000		Series 2008-2, Class 1A6, 6.000%, 03/25/38	1,490
1,646		LVII Resecuritization Trust, Series 2009-2, Class A3, VAR, 2.999%, 09/27/37 (e)	1,642
		MASTR Adjustable Rate Mortgages Trust,
179		Series 2004-4, Class 2A1, VAR, 2.900%, 05/25/34	95
2,108		Series 2004-13, Class 2A1, VAR, 2.976%, 04/21/34	2,084
9,215		Series 2004-13, Class 3A6, VAR, 3.075%, 11/21/34	9,208
2,800		Series 2004-13, Class 3A7, VAR, 3.075%, 11/21/34	2,424
476		Series 2004-15, Class 3A1, VAR, 3.558%, 12/25/34	366
		MASTR Alternative Loans Trust,
413		Series 2003-3, Class 1A1, 6.500%, 05/25/33	420
1,595		Series 2003-9, Class 8A1, 6.000%, 01/25/34	1,490
1,381		Series 2004-3, Class 2A1, 6.250%, 04/25/34	1,417
3,580		Series 2004-4, Class 10A1, 5.000%, 05/25/24	3,545
938		Series 2004-6, Class 30PO, PO, 07/25/34	571
1,302		Series 2004-6, Class 7A1, 6.000%, 07/25/34	1,252
679		Series 2004-7, Class 30PO, PO, 08/25/34	431
3,262		Series 2004-8, Class 6A1, 5.500%, 09/25/19	3,281
777		Series 2004-10, Class 1A1, 4.500%, 09/25/19	774
		MASTR Asset Securitization Trust,
424		Series 2003-2, Class 2A1, 4.500%, 03/25/18	419
344		Series 2003-3, Class 4A1, 5.000%, 04/25/18	353
656		Series 2003-4, Class 3A2, 5.000%, 05/25/18	655
575		Series 2003-12, Class 30PO, PO, 12/25/33	326
373		Series 2004-1, Class 30PO, PO, 02/25/34	211
461		Series 2004-4, Class 3A1, 4.500%, 04/25/19	472
290		Series 2004-6, Class 15PO, PO, 05/25/19	225
845		Series 2004-8, Class 1A1, 4.750%, 08/25/19	859
294		Series 2004-8, Class PO, PO, 08/25/19	230
117		Series 2004-10, Class 5A1, VAR, 0.743%, 11/25/34	112
1,000		Series 2006-2, Class 1A30, 6.000%, 06/25/36	759
4,680		MASTR Reperforming Loan Trust, Series 2005-2, Class 1A1F, VAR, 0.693%, 05/25/35 (e)	3,793
5,840		MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	3,504
123		Merrill Lynch Trust, Series 47, Class Z, 8.985%, 10/20/20	137
965		MortgageIT Trust, Series 2005-1, Class 1A1, VAR, 0.663%, 02/25/35	718
		Nomura Asset Acceptance Corp.,
838		Series 2003-A1, Class A1, 5.500%, 05/25/33	855
331		Series 2003-A1, Class A2, 6.000%, 05/25/33	340
67		Series 2003-A1, Class A5, 7.000%, 04/25/33	69
71		Series 2003-A1, Class A7, 5.000%, 04/25/18	71
828		Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	797
		Paine Webber CMO Trust,
6		Series H, Class 4, 8.750%, 04/01/18	7
25		Series P, Class 4, 8.500%, 08/01/19	28
118		RAAC Series, Series 2005-SP1, Class 2A10, 5.250%, 09/25/34	118
		RBSSP Resecuritization Trust,
2,438		Series 2009-6, Class 15A1, 5.500%, 01/26/21 (e)	2,475
1,787		Series 2009-9, Class 7A4, 6.000%, 07/26/37 (e)	1,724
1,279		Series 2009-12, Class 14A1, VAR, 5.500%, 03/25/23 (e)	1,268
2,500		Series 2009-12, Class 1A1, VAR, 5.700%, 11/25/33 (e)	2,470
		Residential Accredit Loans, Inc.,
442		Series 2002-QS16, Class A3, IF, 15.906%, 10/25/17	435
1,329		Series 2002-QS8, Class A5, 6.250%, 06/25/17	1,367
4,949		Series 2003-QR19, Class CB4, 5.750%, 10/25/33	4,182
2,391		Series 2003-QS12, Class A2A, IF, IO, 7.257%, 06/25/18	325
728		Series 2003-QS12, Class A5, IO, 5.000%, 06/25/18	79
4,929		Series 2003-QS14, Class A1, 5.000%, 07/25/18	4,904
1,472		Series 2003-QS18, Class A1, 5.000%, 09/25/18	1,479
2,935		Series 2003-QS19, Class A1, 5.750%, 10/25/33	2,831
979		Series 2003-QS3, Class A2, IF, 15.746%, 02/25/18	1,062
971		Series 2003-QS3, Class A8, IF, IO, 7.257%, 02/25/18	114
2,597		Series 2003-QS9, Class A3, IF, IO, 7.207%, 05/25/18	345
3,432		Series 2004-QA6, Class NB2, VAR, 3.395%, 12/26/34	2,637
688		Series 2004-QS8, Class A2, 5.000%, 06/25/34	673
738		Series 2006-QS4, Class A7, IF, 19.867%, 04/25/36	727
		Residential Asset Securitization Trust,
1,340		Series 2003-A13, Class A3, 5.500%, 01/25/34	1,091
155		Series 2003-A14, Class A1, 4.750%, 02/25/19	156
971		Series 2005-A11, Class PO, PO, 10/25/35	618
4,878		Series 2005-A2, Class A4, IF, IO, 4.707%, 03/25/35	378
1,723		Series 2006-A4, Class 2A5, 6.000%, 05/25/36	766
		Residential Funding Mortgage Securities I,
26		Series 2003-S11, Class A1, 2.500%, 06/25/18	26
345		Series 2003-S12, Class 4A5, 4.500%, 12/25/32	344
1,130		Series 2003-S13, Class A3, 5.500%, 06/25/33	1,027
662		Series 2003-S14, Class A4, PO, 07/25/18	630
2,043		Series 2003-S7, Class A17, 4.000%, 05/25/33	2,027
1,414		Series 2004-S3, Class A1, 4.750%, 03/25/19	1,441
2,385		Series 2004-S6, Class 2A6, PO, 06/25/34	1,962
561		Series 2004-S9, Class 2A1, 4.750%, 12/25/19	556
1,217		Series 2005-SA4, Class 1A1, VAR, 3.744%, 09/25/35	946
334		Series 2007-S2, Class A11, 5.750%, 02/25/37	314
137		Residential Funding Securities LLC, Series 2003-RM2, Class AP-3, PO, 05/25/33	109
		Salomon Brothers Mortgage Securities VII, Inc.,
811		Series 2003-HYB1, Class A, VAR, 3.690%, 09/25/33	798
208		Series 2003-UP2, Class PO1, PO, 12/25/18	168
5,500		Station Place Securitization Trust, Series 2009-1, Class A, VAR, 1.843%, 01/25/40 (e)	5,510
2,826		Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 5A4, VAR, 4.940%, 06/25/34	2,678
		Structured Asset Securities Corp.,
96		Series 2002-10H, Class 1AP, PO, 05/25/32	69
445		Series 2003-8, Class 1A2, 5.000%, 04/25/18	425
506		Series 2003-31A, Class B1, VAR, 2.895%, 10/25/33	227
2,170		Series 2003-33H, Class 1A1, 5.500%, 10/25/33	2,059
2,509		Series 2004-20, Class 1A3, 5.250%, 11/25/34	2,498
3,000		Series 2004-5H, Class A4, 5.540%, 12/25/33	2,902
830		Series 2005-6, Class 4A1, 5.000%, 05/25/35	805
508		Series 2005-6, Class 5A8, IF, 13.214%, 05/25/35	488
1,000		Series 2005-10, Class 5A9, 5.250%, 12/25/34	806
		WaMu Mortgage Pass-Through Certificates,
272		Series 2003-AR8, Class A, VAR, 2.847%, 08/25/33	269
6,324		Series 2003-AR9, Class 1A6, VAR, 2.833%, 09/25/33	6,205
822		Series 2003-AR9, Class 2A, VAR, 2.882%, 09/25/33	823
4,277		Series 2003-S10, Class A5, 5.000%, 10/25/18	4,284
470		Series 2003-S10, Class A6, PO, 10/25/18	433
975		Series 2003-S11, Class 2A5, IF, 16.107%, 11/25/33	1,020
1,314		Series 2003-S8, Class A6, 4.500%, 09/25/18	1,310
3,176		Series 2003-S9, Class A8, 5.250%, 10/25/33	2,935
611		Series 2003-S9, Class P, PO, 10/25/33	364
2,549		Series 2004-AR14, Class A1, VAR, 2.740%, 01/25/35	2,496
516		Series 2004-AR3, Class A1, VAR, 2.712%, 06/25/34	494
295		Series 2004-AR3, Class A2, VAR, 2.712%, 06/25/34	288
2,309		Series 2004-RS2, Class A4, 5.000%, 11/25/33	1,730
1,703		Series 2004-S3, Class 2A3, IF, 17.895%, 07/25/34	1,745
727		Series 2006-AR10, Class 2P, VAR, 0.000%, 09/25/36	382
472		Series 2006-AR12, Class 2P, VAR, 0.000%, 10/25/36	248
		Washington Mutual Alternative Mortgage Pass-Through Certificates,
16,549		Series 2005-2, Class 1A4, IF, IO, 4.707%, 04/25/35	1,472
3,955		Series 2005-2, Class 2A3, IF, IO, 4.657%, 04/25/35	401
4,212		Series 2005-3, Class CX, IO, 5.500%, 05/25/35	625
4,281		Series 2005-4, Class CB7, 5.500%, 06/25/35	3,276
4,112		Series 2005-4, Class CX, IO, 5.500%, 06/25/35	595
1,438		Series 2005-6, Class 2A4, 5.500%, 08/25/35	1,170
5,094		Series 2005-6, Class 2A9, 5.500%, 08/25/35	2,390
117		Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2002-MS12, Class A, 6.500%, 05/25/32	120
		Wells Fargo Mortgage Backed Securities Trust,
572		Series 2002-18, Class 2A5, 6.000%, 12/25/32	574
1,072		Series 2003-1, Class 1A1, 4.500%, 02/25/18	1,043
386		Series 2003-15, Class APO, PO, 12/25/18	304
1,143		Series 2003-16, Class 2A3, 4.500%, 12/25/18	1,139
478		Series 2005-13, Class APO, PO, 11/25/20	350
1,183		Series 2005-16, Class APO, PO, 01/25/36	781
1,774		Series 2006-2, Class APO, PO, 03/25/36	1,045
1,187		Series 2006-4, Class 1APO, PO, 04/25/36	761
		Wells Fargo Mortgage-Backed Securities Trust,
783		Series 2003-8, Class A9, 4.500%, 08/25/18	789
2,260		Series 2003-11, Class 1A4, 4.750%, 10/25/18	2,286
595		Series 2003-11, Class 1APO, PO, 10/25/18	473
1,490		Series 2003-13, Class A7, 4.500%, 11/25/18	1,501
1,978		Series 2003-15, Class 1A1, 4.750%, 12/25/18	2,026
1,725		Series 2003-16, Class 2A1, 4.500%, 12/25/18	1,748
1,249		Series 2003-K, Class 1A1, VAR, 4.472%, 11/25/33	1,268
2,362		Series 2003-K, Class 1A2, VAR, 4.472%, 11/25/33	2,409
579		Series 2004-2, Class APO, PO, 01/25/19	463
1,088		Series 2004-7, Class 2A1, 4.500%, 07/25/19	1,108
1,060		Series 2004-7, Class 2A2, 5.000%, 07/25/19	1,100
2,193		Series 2004-BB, Class A4, VAR, 2.902%, 01/25/35	2,184
1,421		Series 2004-EE, Class 2A1, VAR, 3.050%, 12/25/34	1,417
1,519		Series 2004-EE, Class 3A1, VAR, 3.596%, 12/25/34	1,531
2,907		Series 2004-P, Class 2A1, VAR, 3.060%, 09/25/34	2,848
1,456		Series 2004-V, Class 1A1, VAR, 3.143%, 10/25/34	1,481
803		Series 2005-AR16, Class 2A1, VAR, 2.995%, 10/25/35	729
752		Series 2005-AR8, Class 2A1, VAR, 3.098%, 06/25/35	745
2,500		Series 2007-7, Class A7, 6.000%, 06/25/37	2,073
831		Series 2007-11, Class A14, 6.000%, 08/25/37	671

			401,431
		Total Collateralized Mortgage Obligations (Cost $1,244,912)	1,298,020
Commercial Mortgage-Backed Securities — 1.5%
		Banc of America Commercial Mortgage, Inc.,
400		Series 2005-3, Class A4, 4.668%, 07/10/43	402
4,421		Series 2005-6, Class ASB, VAR, 5.178%, 09/10/47	4,658
265		Series 2006-1, Class A4, VAR, 5.372%, 09/10/45	270
2,250		Series 2006-4, Class A4, 5.634%, 07/10/46	2,275
		Bear Stearns Commercial Mortgage Securities,
76		Series 2002-PBW1, Class A1, 3.970%, 11/11/35	77
2,183		Series 2005-PWR9, Class AAB, 4.804%, 09/11/42	2,269
3,148		Series 2006-PW11, Class A4, VAR, 5.456%, 03/11/39	3,257
1,361		Series 2006-PW14, Class A1, 5.044%, 12/11/38	1,388
1,291		Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A1, VAR, 5.729%, 03/15/49	1,313
1,100		Commercial Mortgage Pass Through Certificates, Series 2005-LP5, Class A4, VAR, 4.982%, 05/10/43	1,133
4,025		GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class A4, 5.238%, 11/10/45	4,119
		GS Mortgage Securities Corp. II,
770		Series 2006-GG6, Class A4, VAR, 5.553%, 04/10/38	766
1,000		Series 2009-RR1, Class JPB, 5.374%, 05/17/45 (e)	910
1,000		LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class A4, 5.156%, 02/15/31	1,015
		Merrill Lynch Mortgage Trust,
3,105		Series 2005-LC1, Class A4, VAR, 5.291%, 01/12/44	3,220
3,341		Series 2005-MCP1, Class ASB, VAR, 4.674%, 06/12/43	3,444
3,207		Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class A4, VAR, 5.416%, 02/12/39	3,280
		Morgan Stanley Capital I,
1,040		Series 2006-IQ12, Class A1, 5.257%, 12/15/43	1,059
671		Series 2006-T23, Class A1, 5.682%, 08/12/41	686
5,545		TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, VAR, 6.071%, 08/15/39	5,975
3,798		Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A2, 4.039%, 10/15/41	3,818

		Total Commercial Mortgage-Backed Securities (Cost $42,078)	45,334
Corporate Bonds — 16.5%
Consumer Discretionary — 1.0%
		Automobiles — 0.0% (g)
1,000		Daimler Finance North America LLC, 6.500%, 11/15/13	1,113

		Hotels, Restaurants & Leisure — 0.0% (g)
400		McDonald's Corp., 4.300%, 03/01/13	428

		Media — 0.8%
		CBS Corp.,
252		5.750%, 04/15/20	258
600		7.875%, 07/30/30	658
250		Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/22	336
624		Comcast Cable Communications LLC, 7.125%, 06/15/13	703
2,790		Comcast Cable Holdings LLC, 9.800%, 02/01/12	3,131
		Comcast Corp.,
1,000		5.300%, 01/15/14	1,091
1,484		5.500%, 03/15/11	1,533
1,845		5.900%, 03/15/16	2,034
740		Comcast Holdings Corp., 10.625%, 07/15/12	864
		Cox Communications, Inc.,
505		5.450%, 12/15/14	552
728		7.750%, 11/01/10	747
450		COX Enterprises, Inc., 7.375%, 07/15/27 (e)	501
1,177		Historic TW, Inc., 9.150%, 02/01/23	1,542
		News America Holdings, Inc.,
500		8.000%, 10/17/16	605
355		8.875%, 04/26/23	465
		News America, Inc.,
250		6.900%, 08/15/39	278
1,000		7.300%, 04/30/28	1,096
		Thomson Reuters Corp., (Canada),
315		4.700%, 10/15/19	323
493		5.950%, 07/15/13	547
		Time Warner Cable, Inc.,
2,127		5.850%, 05/01/17	2,311
800		8.250%, 04/01/19	974
		Time Warner Entertainment Co. LP,
120		8.375%, 03/15/23	150
600		8.375%, 07/15/33	728
872		10.150%, 05/01/12	998
		Time Warner, Inc.,
150		6.200%, 03/15/40	151
171		7.700%, 05/01/32	198
995		Viacom, Inc., 6.250%, 04/30/16	1,117

			23,891
		Multiline Retail — 0.1%
275		Kohl's Corp., 6.250%, 12/15/17	312
		Target Corp.,
200		6.000%, 01/15/18	231
800		7.000%, 01/15/38	953

			1,496
		Specialty Retail — 0.1%
1,625		Home Depot, Inc., 5.400%, 03/01/16	1,768
750		Lowe's Cos., Inc., 7.110%, 05/15/37	891
590		Staples, Inc., 9.750%, 01/15/14	722

			3,381
		Total Consumer Discretionary	30,309
Consumer Staples — 0.7%
		Beverages — 0.2%
		Anheuser-Busch Cos., Inc.,
600		5.500%, 01/15/18	642
905		5.750%, 04/01/36	888
215		Anheuser-Busch InBev Worldwide, Inc., 7.750%, 01/15/19 (e)	255
		Coca-Cola Co. (The),
500		3.625%, 03/15/14	529
410		4.875%, 03/15/19	443
300		Coca-Cola Enterprises, Inc., 8.500%, 02/01/12	335
510		Diageo Capital plc, (United Kingdom), 4.828%, 07/15/20	521
		Diageo Finance B.V., (Netherlands),
800		5.300%, 10/28/15	886
500		5.500%, 04/01/13	550
890		FBG Finance Ltd., (Australia), 5.125%, 06/15/15 (e)	966
252		PepsiCo, Inc., 7.900%, 11/01/18	323
250		SABMiller plc, (United Kingdom), 6.500%, 07/01/16 (e)	289

			6,627
		Food & Staples Retailing — 0.1%
850		Kroger Co. (The), 7.500%, 01/15/14	984
		Wal-Mart Stores, Inc.,
420		4.550%, 05/01/13	453
752		5.250%, 09/01/35	745
215		6.200%, 04/15/38	240
350		7.550%, 02/15/30	447

			2,869
		Food Products — 0.3%
		Bunge Ltd. Finance Corp.,
165		5.875%, 05/15/13	177
875		8.500%, 06/15/19	1,019
191		Bunge N.A. Finance LP, 5.900%, 04/01/17	201
		Cargill, Inc.,
400		5.200%, 01/22/13 (e)	429
100		6.375%, 06/01/12 (e)	108
850		7.350%, 03/06/19 (e)	1,026
232		General Mills, Inc., 6.000%, 02/15/12	250
		Kellogg Co.,
462		4.250%, 03/06/13	493
1,200		5.125%, 12/03/12	1,301
		Kraft Foods, Inc.,
1,450		6.125%, 02/01/18	1,600
935		6.500%, 08/11/17	1,059
345		6.750%, 02/19/14	394
600		6.875%, 02/01/38	666
500		6.875%, 01/26/39	556
350		7.000%, 08/11/37	394

			9,673
		Household Products — 0.1%
66		Kimberly-Clark Corp., 7.500%, 11/01/18	83
1,025		Procter & Gamble - ESOP, 9.360%, 01/01/21	1,323
110		Procter & Gamble Co., 5.500%, 02/01/34	116

			1,522
		Total Consumer Staples	20,691
Energy — 0.7%
		Energy Equipment & Services — 0.0% (g)
1,555		Halliburton Co., 7.450%, 09/15/39	1,823

		Oil, Gas & Consumable Fuels — 0.7%
		Anadarko Petroleum Corp.,
125		5.750%, 06/15/14	132
2,000		7.625%, 03/15/14	2,226
265		8.700%, 03/15/19	311
1,000		Canadian Natural Resources Ltd., (Canada), 6.750%, 02/01/39	1,094
1,500		Chevron Corp., 4.950%, 03/03/19	1,627
405		Conoco Funding Co., (Canada), 7.250%, 10/15/31	493
		ConocoPhillips,
200		5.200%, 05/15/18	217
450		5.750%, 02/01/19	499
150		6.000%, 01/15/20	171
200		6.500%, 02/01/39	230
105		Devon Financing Corp. ULC, (Canada), 6.875%, 09/30/11	112
645		EnCana Corp., (Canada), 6.500%, 05/15/19	718
200		Kerr-McGee Corp., 6.950%, 07/01/24	211
410		Marathon Oil Canada Corp., (Canada), 8.375%, 05/01/12	456
		Marathon Oil Corp.,
900		5.900%, 03/15/18	969
1,535		6.000%, 10/01/17	1,680
		Petro-Canada, (Canada),
324		6.050%, 05/15/18	354
1,045		6.800%, 05/15/38	1,129
		Shell International Finance B.V., (Netherlands),
545		1.875%, 03/25/13	547
1,000		4.300%, 09/22/19	1,009
1,005		4.375%, 03/25/20	1,016
1,230		6.375%, 12/15/38	1,399
250		Suncor Energy, Inc., (Canada), 6.850%, 06/01/39	270
125		Talisman Energy, Inc., (Canada), 7.750%, 06/01/19	151
		XTO Energy, Inc.,
300		4.625%, 06/15/13	322
2,000		5.750%, 12/15/13	2,236

			19,579
		Total Energy	21,402
Financials — 9.1%
		Capital Markets — 2.2%
		Bank of New York Mellon Corp. (The),
750		4.600%, 01/15/20	765
310		5.125%, 08/27/13	339
		BlackRock, Inc.,
540		3.500%, 12/10/14	551
652		5.000%, 12/10/19	677
350		6.250%, 09/15/17	396
		Credit Suisse USA, Inc.,
500		5.125%, 08/15/15	538
6,022		6.125%, 11/15/11	6,387
500		FMR LLC, 6.450%, 11/15/39 (e)	509
		Goldman Sachs Group, Inc. (The),
1,041		4.750%, 07/15/13	1,059
2,660		5.150%, 01/15/14	2,751
1,032		5.250%, 10/15/13	1,074
840		5.375%, 03/15/20	810
750		5.500%, 11/15/14	774
4,100		5.950%, 01/18/18	4,159
305		6.250%, 09/01/17	316
1,606		6.600%, 01/15/12	1,686
485		6.750%, 10/01/37	454
3,612		6.875%, 01/15/11 (c)	3,717
825		7.500%, 02/15/19	911
		Jefferies Group, Inc.,
1,000		6.450%, 06/08/27	924
1,005		7.750%, 03/15/12	1,081
350		8.500%, 07/15/19	394
		Lehman Brothers Holdings, Inc.,
105		3.950%, 11/10/09 (d)	22
1,246		4.800%, 03/13/14 (d)	259
1,000		5.500%, 04/04/16 (d)	207
1,200		5.750%, 05/17/13 (d)	249
1,850		6.000%, 07/19/12 (d)	384
1,670		6.625%, 01/18/12 (d)	346
152		7.875%, 11/01/09 (d)	32
		Merrill Lynch & Co., Inc.,
433		4.790%, 08/04/10	436
2,215		5.450%, 07/15/14	2,283
920		5.700%, 05/02/17	911
292		6.050%, 08/15/12	307
1,410		6.150%, 04/25/13	1,492
2,066		6.400%, 08/28/17	2,115
1,249		6.875%, 04/25/18	1,286
		Morgan Stanley,
893		4.200%, 11/20/14	865
2,029		4.750%, 04/01/14	2,014
1,785		5.300%, 03/01/13	1,841
650		5.500%, 01/26/20	615
900		5.750%, 08/31/12	938
1,200		6.000%, 05/13/14	1,244
2,440		6.600%, 04/01/12	2,567
400		6.625%, 04/01/18	411
5,247		6.750%, 04/15/11	5,464
370		6.750%, 10/15/13	405
339		8.000%, 06/15/10	340
1,150		Nomura Holdings, Inc., (Japan), 6.700%, 03/04/20	1,184
226		Northern Trust Corp., 5.500%, 08/15/13	251
1,347		State Street Corp., 7.650%, 06/15/10	1,350
		UBS AG, (Switzerland),
2,300		3.875%, 01/15/15	2,289
500		5.750%, 04/25/18	509
425		5.875%, 12/20/17	438

			63,326
		Commercial Banks — 2.0%
550		ANZ National (International) Ltd., (New Zealand), 2.375%, 12/21/12 (e)	553
737		Bank of Nova Scotia, (Canada), 3.400%, 01/22/15	750
679		Bank of Tokyo-Mitsubishi UFJ Ltd., (Japan), 3.850%, 01/22/15 (e)	705
		Barclays Bank plc, (United Kingdom),
2,650		2.500%, 01/23/13	2,602
935		3.900%, 04/07/15	914
175		5.000%, 09/22/16	173
700		5.200%, 07/10/14	724
1,000		6.050%, 12/04/17 (e)	976
		BB&T Corp.,
865		3.375%, 09/25/13	885
850		3.850%, 07/27/12	878
750		3.950%, 04/29/16	754
740		4.900%, 06/30/17	752
245		6.850%, 04/30/19	279
695		Branch Banking & Trust Co., 5.625%, 09/15/16	759
		Credit Suisse, (Switzerland),
500		3.450%, 07/02/12	516
942		5.000%, 05/15/13	1,002
160		5.300%, 08/13/19	165
970		Deutsche Bank AG, (Germany), 3.875%, 08/18/14	997
720		Fifth Third Bancorp, 5.450%, 01/15/17	724
2,400		KeyBank N.A., 5.500%, 09/17/12	2,527
480		KeyCorp, 6.500%, 05/14/13	520
2,100		Manufacturers & Traders Trust Co., 6.625%, 12/04/17	2,306
1,845		Marshall & Ilsley Corp., 5.350%, 04/01/11	1,863
		National Australia Bank Ltd., (Australia),
3,000		2.500%, 01/08/13 (e)	2,998
795		3.750%, 03/02/15 (e)	801
250		National City Bank, 5.800%, 06/07/17	267
400		PNC Bank N.A., 6.875%, 04/01/18	450
		PNC Funding Corp.,
1,890		5.250%, 11/15/15	2,014
315		6.700%, 06/10/19	355
2,400		Rabobank Nederland N.V., (Netherlands), 3.200%, 03/11/15 (e)	2,410
625		Regions Financial Corp., 7.375%, 12/10/37	573
		SunTrust Banks, Inc.,
2,010		5.250%, 11/05/12	2,099
820		6.000%, 09/11/17	829
880		6.375%, 04/01/11	910
1,107		U.S. Bancorp, 7.500%, 06/01/26	1,177
		Wachovia Bank N.A.,
1,000		5.600%, 03/15/16	1,053
250		6.000%, 11/15/17	271
1,125		6.600%, 01/15/38	1,173
836		7.800%, 08/18/10	847
		Wachovia Corp.,
685		4.875%, 02/15/14	718
2,000		5.300%, 10/15/11	2,089
4,480		5.750%, 02/01/18	4,790
		Wells Fargo & Co.,
1,000		3.750%, 10/01/14	1,017
2,135		5.625%, 12/11/17	2,281
		Wells Fargo Bank N.A.,
915		4.750%, 02/09/15	953
250		5.750%, 05/16/16	269
2,149		7.550%, 06/21/10	2,157
		Westpac Banking Corp., (Australia),
900		4.200%, 02/27/15	918
2,105		4.875%, 11/19/19	2,097

			57,840
		Consumer Finance — 0.7%
		American Express Credit Corp.,
2,140		5.875%, 05/02/13	2,325
400		7.300%, 08/20/13	450
1,083		American General Finance Corp., 5.375%, 10/01/12	969
405		American Honda Finance Corp., 2.375%, 03/18/13 (e)	408
160		Capital One Bank USA N.A., 5.750%, 09/15/10	162
		Capital One Financial Corp.,
850		5.700%, 09/15/11	886
1,900		6.250%, 11/15/13	2,083
665		6.750%, 09/15/17	747
240		7.375%, 05/23/14	273
		HSBC Finance Corp.,
1,000		4.750%, 07/15/13	1,037
1,748		5.000%, 06/30/15	1,808
2,200		5.250%, 01/15/14	2,330
512		6.375%, 10/15/11	539
188		6.375%, 11/27/12	203
1,665		7.000%, 05/15/12	1,797
207		7.350%, 11/27/32	211
		John Deere Capital Corp.,
265		4.500%, 04/03/13	285
1,000		5.250%, 10/01/12	1,082
1,023		SLM Corp., 5.375%, 01/15/13	1,001
1,845		Washington Mutual Finance Corp., 6.875%, 05/15/11	1,921

			20,517
		Diversified Financial Services — 2.5%
1,400		Associates Corp. of North America, 6.950%, 11/01/18	1,451
2,200		BA Covered Bond Issuer, 5.500%, 06/14/12 (e)	2,343
		Bank of America Corp.,
421		4.500%, 04/01/15	418
300		4.900%, 05/01/13	312
2,520		5.625%, 10/14/16	2,579
145		5.650%, 05/01/18	146
1,510		5.750%, 08/15/16	1,531
1,023		7.400%, 01/15/11	1,059
1,455		Bank of America N.A., 5.300%, 03/15/17	1,428
		BP Capital Markets plc, (United Kingdom),
700		3.125%, 03/10/12	711
2,122		5.250%, 11/07/13	2,283
250		Capital One Bank USA N.A., 8.800%, 07/15/19	298
		Caterpillar Financial Services Corp.,
800		4.850%, 12/07/12	862
665		4.900%, 08/15/13	724
560		5.500%, 03/15/16	625
1,300		6.200%, 09/30/13	1,469
305		7.050%, 10/01/18	362
510		7.150%, 02/15/19	616
		Citigroup, Inc.,
856		4.700%, 05/29/15	836
222		4.750%, 05/19/15	219
1,015		5.000%, 09/15/14	1,004
2,025		5.125%, 05/05/14	2,039
600		5.500%, 04/11/13	618
605		5.500%, 10/15/14	611
2,112		5.625%, 08/27/12	2,184
2,150		6.000%, 08/15/17	2,172
350		6.125%, 11/21/17	357
510		6.375%, 08/12/14	539
400		8.125%, 07/15/39	457
230		8.500%, 05/22/19	270
		CME Group, Inc.,
3,176		5.400%, 08/01/13	3,479
100		5.750%, 02/15/14	110
1,045		ConocoPhillips Canada Funding Co. I, (Canada), 5.625%, 10/15/16	1,195
200		Diageo Investment Corp., 9.000%, 08/15/11	216
		General Electric Capital Corp.,
5,825		5.250%, 10/19/12	6,186
2,500		5.400%, 02/15/17	2,611
5,055		5.625%, 05/01/18	5,248
1,000		5.650%, 06/09/14	1,089
10,450		5.875%, 02/15/12	11,096
310		5.875%, 01/14/38	290
6,912		6.000%, 06/15/12	7,410
2,094		6.750%, 03/15/32	2,174
277		International Lease Finance Corp., 5.875%, 05/01/13	245
		National Rural Utilities Cooperative Finance Corp.,
225		2.625%, 09/16/12	230
635		4.750%, 03/01/14	687
200		10.375%, 11/01/18	272
640		Textron Financial Corp., 5.400%, 04/28/13	662

			73,723
		Insurance — 1.4%
512		Allstate Life Global Funding Trusts, 5.375%, 04/30/13	558
		American International Group, Inc.,
1,499		4.250%, 05/15/13	1,386
2,960		5.450%, 05/18/17	2,472
2,185		ASIF Global Financing XIX, 4.900%, 01/17/13 (e)	2,054
		Berkshire Hathaway Finance Corp.,
1,250		4.000%, 04/15/12	1,313
1,000		4.600%, 05/15/13	1,074
605		5.000%, 08/15/13	656
1,205		5.400%, 05/15/18	1,314
100		Chubb Corp. (The), 5.750%, 05/15/18	110
3,120		Genworth Global Funding Trusts, 5.200%, 10/08/10	3,155
		Jackson National Life Global Funding,
820		5.375%, 05/08/13 (e)	878
1,695		6.125%, 05/30/12 (e)	1,809
1,017		John Hancock Global Funding II, 7.900%, 07/02/10 (e)	1,023
		MassMutual Global Funding II,
338		2.875%, 04/21/14 (e)	342
500		3.625%, 07/16/12 (e)	517
430		MetLife, Inc., 6.817%, 08/15/18	470
		Metropolitan Life Global Funding I,
1,250		2.875%, 09/17/12 (e)	1,277
300		5.125%, 04/10/13 (e)	324
1,093		5.200%, 09/18/13 (e)	1,176
250		Monumental Global Funding Ltd., (Cayman Islands), 5.500%, 04/22/13 (e)	264
467		Nationwide Financial Services, 6.250%, 11/15/11	492
		New York Life Global Funding,
725		4.650%, 05/09/13 (e)	774
2,637		5.375%, 09/15/13 (e)	2,870
		Pacific Life Global Funding,
650		5.000%, 05/15/17 (e)	656
410		5.150%, 04/15/13 (e)	431
2,100		Pricoa Global Funding I, 5.450%, 06/11/14 (e)	2,264
		Principal Life Global Funding I,
500		5.050%, 03/15/15 (e)	509
4,549		6.250%, 02/15/12 (e)	4,860
505		Principal Life Income Funding Trusts, 5.150%, 06/17/11	519
2,365		Protective Life Secured Trusts, 4.000%, 04/01/11	2,409
210		Travelers Cos, Inc. (The), 5.800%, 05/15/18	230
1,120		Travelers Life & Annuity Global Funding I, 5.125%, 08/15/14 (e)	1,204
300		Travelers Property Casualty Corp., 5.000%, 03/15/13	322

			39,712
		Real Estate Investment Trusts (REITs) — 0.2%
1,325		HRPT Properties Trust, 6.650%, 01/15/18	1,366
		Simon Property Group LP,
32		4.200%, 02/01/15	33
705		5.625%, 08/15/14	763
665		6.100%, 05/01/16	729
320		6.125%, 05/30/18	343
330		6.750%, 05/15/14	368
1,236		WEA Finance LLC/WT Finance Ltd., 6.750%, 09/02/19 (e)	1,367
			4,969

		Thrifts & Mortgage Finance — 0.1%
2,865		Countrywide Home Loans, Inc., 4.000%, 03/22/11	2,917

		Total Financials	263,004
Health Care — 0.3%
		Biotechnology — 0.1%
		Amgen, Inc.,
237		4.500%, 03/15/20	246
570		5.700%, 02/01/19	644
720		5.750%, 03/15/40	744

			1,634
		Health Care Equipment & Supplies — 0.0% (g)
		Baxter International, Inc.,
380		4.000%, 03/01/14	404
215		4.625%, 03/15/15	235
100		Becton Dickinson and Co., 5.000%, 05/15/19	108

			747
		Health Care Providers & Services — 0.0% (g)
		WellPoint, Inc.,
168		5.875%, 06/15/17	183
113		7.000%, 02/15/19	132

			315
		Pharmaceuticals — 0.2%
250		Abbott Laboratories, 6.150%, 11/30/37	276
645		AstraZeneca plc, (United Kingdom), 5.400%, 06/01/14	721
450		Eli Lilly & Co., 3.550%, 03/06/12	471
		GlaxoSmithKline Capital, Inc.,
450		4.375%, 04/15/14	485
750		4.850%, 05/15/13	819
530		6.375%, 05/15/38	601
650		Merck & Co., Inc., 6.000%, 09/15/17	747
2,000		Pfizer, Inc., 4.450%, 03/15/12	2,110

			6,230
		Total Health Care	8,926
Industrials — 0.5%
		Aerospace & Defense — 0.1%
300		Honeywell International, Inc., 5.300%, 03/01/18	331
1,144		Lockheed Martin Corp., 5.720%, 06/01/40 (e)	1,195
		Northrop Grumman Systems Corp.,
1,059		7.125%, 02/15/11	1,102
300		7.750%, 03/01/16	366
290		Systems 2001 AT LLC, (Cayman Islands), 7.156%, 12/15/11 (e)	302

			3,296
		Airlines — 0.0% (g)
282		Continental Airlines, 1999-2 Class A-1 Pass-Through Trust, 7.256%, 03/15/20	284
300		Continental Airlines, 2002-2 Class A-2 Pass-Through Trust, 7.487%, 10/02/10	303

			587
		Building Products — 0.0% (g)
205		Masco Corp., 5.850%, 03/15/17	199

		Commercial Services & Supplies — 0.1%
725		Allied Waste North America, Inc., 6.875%, 06/01/17	790
455		Waste Management, Inc., 7.375%, 03/11/19	544

			1,334
		Industrial Conglomerates — 0.0% (g)
300		Siemens Financieringsmaatschappij N.V., (Netherlands), 5.750%, 10/17/16 (e)	334
500		Tyco International Finance S.A., (Luxembourg), 8.500%, 01/15/19	637

			971
		Machinery — 0.0% (g)
500		Eaton Corp., 5.600%, 05/15/18	548
290		Ingersoll-Rand Co., (Bermuda), 6.391%, 11/15/27	309
125		PACCAR, Inc., 6.375%, 02/15/12	135
135		Parker Hannifin Corp., 5.500%, 05/15/18	149

			1,141
		Road & Rail — 0.3%
		Burlington Northern Santa Fe LLC,
500		5.650%, 05/01/17	547
250		5.750%, 03/15/18	275
250		6.700%, 08/01/28	275
200		6.750%, 07/15/11	212
450		7.000%, 02/01/14	519
999		7.125%, 12/15/10	1,032
		CSX Corp.,
145		6.250%, 04/01/15	165
250		6.300%, 03/15/12	268
205		7.375%, 02/01/19	246
350		Erac USA Finance Co., 6.375%, 10/15/17 (e)	395
		Norfolk Southern Corp.,
505		6.750%, 02/15/11	523
355		7.700%, 05/15/17	432
		Union Pacific Corp.,
235		4.875%, 01/15/15	251
1,100		5.650%, 05/01/17	1,204
600		5.700%, 08/15/18	657
340		United Parcel Service of America, Inc., 8.375%, 04/01/20	454

			7,455
		Total Industrials	14,983
Information Technology — 0.6%
		Communications Equipment — 0.1%
		Cisco Systems, Inc.,
878		5.500%, 02/22/16	996
755		5.900%, 02/15/39	801

			1,797
		Computers & Peripherals — 0.3%
300		Dell, Inc., 7.100%, 04/15/28	352
		Hewlett-Packard Co.,
275		2.950%, 08/15/12	285
600		4.750%, 06/02/14	656
1,345		5.400%, 03/01/17	1,490
1,230		6.125%, 03/01/14	1,400
		International Business Machines Corp.,
2,600		5.700%, 09/14/17	2,962
690		6.220%, 08/01/27	772
1,075		7.625%, 10/15/18	1,351

			9,268
		Electronic Equipment, Instruments & Components — 0.1%
1,080		Arrow Electronics, Inc., 6.875%, 07/01/13	1,191

		IT Services — 0.0% (g)
1,020		Electronic Data Systems LLC, 6.000%, 08/01/13	1,146

		Office Electronics — 0.0% (g)
100		Xerox Corp., 8.250%, 05/15/14	117

		Software — 0.1%
160		Intuit, Inc., 5.750%, 03/15/17	175
		Oracle Corp.,
500		5.000%, 07/08/19	538
1,412		5.250%, 01/15/16	1,576
698		5.750%, 04/15/18	788
200		6.500%, 04/15/38	230

			3,307
		Total Information Technology	16,826
Materials — 0.5%
		Chemicals — 0.4%
249		Air Products & Chemicals, Inc., 4.150%, 02/01/13	263
1,170		Dow Capital B.V., (Netherlands), 8.500%, 06/08/10	1,171
		Dow Chemical Co. (The),
1,250		6.000%, 10/01/12	1,347
402		6.125%, 02/01/11	414
370		7.375%, 11/01/29	397
1,610		EI Du Pont de Nemours & Co., 6.000%, 07/15/18	1,843
1,430		Monsanto Co., 7.375%, 08/15/12	1,605
875		Potash Corp. of Saskatchewan, Inc., (Canada), 4.875%, 03/01/13	942
		PPG Industries, Inc.,
415		5.750%, 03/15/13	452
350		9.000%, 05/01/21	438
		Praxair, Inc.,
662		4.625%, 03/30/15	718
885		5.250%, 11/15/14	984

			10,574
		Metals & Mining — 0.1%
		BHP Billiton Finance USA Ltd., (Australia),
410		5.400%, 03/29/17	447
400		5.500%, 04/01/14	445
550		6.500%, 04/01/19	640
1,322		Rio Tinto Finance USA Ltd., (Australia), 5.875%, 07/15/13	1,443

			2,975
		Total Materials	13,549
Telecommunication Services — 1.4%
		Diversified Telecommunication Services — 1.3%
150		AT&T Corp., 8.000%, 11/15/31	185
		AT&T, Inc.,
3,417		4.950%, 01/15/13	3,678
386		5.100%, 09/15/14	423
250		5.500%, 02/01/18	271
2,500		6.300%, 01/15/38	2,603
478		BellSouth Corp., 5.200%, 09/15/14	525
		BellSouth Telecommunications, Inc.,
1,250		6.300%, 12/15/15	1,325
300		7.000%, 10/01/25	331
		British Telecommunications plc, (United Kingdom),
2,500		5.150%, 01/15/13	2,609
3,170		9.125%, 12/15/10	3,302
		Deutsche Telekom International Finance B.V., (Netherlands),
1,150		4.875%, 07/08/14	1,220
400		6.000%, 07/08/19 (c)	431
105		8.750%, 06/15/30	133
1,889		France Telecom S.A., (France), 7.750%, 03/01/11	1,981
		Telecom Italia Capital S.A., (Luxembourg),
1,400		4.950%, 09/30/14	1,388
1,616		5.250%, 11/15/13	1,681
750		6.999%, 06/04/18	790
		Telefonica Emisiones S.A.U., (Spain),
880		5.855%, 02/04/13	942
515		5.877%, 07/15/19	531
150		Telefonica Europe B.V., (Netherlands), 7.750%, 09/15/10	153
736		TELUS Corp., (Canada), 8.000%, 06/01/11	785
		Verizon Communications, Inc.,
650		5.500%, 04/01/17	705
443		5.550%, 02/15/16	489
100		5.850%, 09/15/35	99
1,250		7.350%, 04/01/39	1,485
1,312		Verizon Florida LLC, 6.125%, 01/15/13	1,426
3,107		Verizon Global Funding Corp., 7.250%, 12/01/10	3,203
554		Verizon Maryland, Inc., 6.125%, 03/01/12	591
1,444		Verizon Pennsylvania, Inc., 8.350%, 12/15/30	1,663
962		Verizon Virginia, Inc., 4.625%, 03/15/13	1,017

			35,965
		Wireless Telecommunication Services — 0.1%
500		Cellco Partnership/Verizon Wireless Capital LLC, 5.550%, 02/01/14	553
1,937		New Cingular Wireless Services, Inc., 7.875%, 03/01/11	2,033
1,130		Vodafone Group plc, (United Kingdom), 5.000%, 09/15/15	1,204

			3,790
		Total Telecommunication Services	39,755
Utilities — 1.7%
		Electric Utilities — 1.2%
		Alabama Power Co.,
272		4.700%, 12/01/10	277
110		6.125%, 05/15/38	119
		Carolina Power & Light Co.,
888		5.125%, 09/15/13	970
305		5.300%, 01/15/19	330
1,421		CenterPoint Energy Houston Electric LLC, 5.750%, 01/15/14	1,579
1,005		Cleveland Electric Illuminating Co. (The), 7.880%, 11/01/17	1,217
310		Columbus Southern Power Co., 6.050%, 05/01/18	347
185		Connecticut Light & Power Co. (The), 5.650%, 05/01/18	204
		Duke Energy Carolinas LLC,
650		5.100%, 04/15/18	695
745		5.625%, 11/30/12	817
728		6.250%, 01/15/12	787
1,310		Duke Energy Indiana, Inc., 6.350%, 08/15/38	1,505
800		Enel Finance International S.A., (Luxembourg), 5.125%, 10/07/19 (e)	784
		Florida Power & Light Co.,
410		5.950%, 10/01/33	436
335		5.950%, 02/01/38	361
		Florida Power Corp.,
280		5.650%, 06/15/18	310
220		6.400%, 06/15/38	251
		FPL Group Capital, Inc.,
255		5.350%, 06/15/13	277
670		6.000%, 03/01/19	739
265		7.875%, 12/15/15	323
		Georgia Power Co.,
200		5.950%, 02/01/39	211
225		6.000%, 11/01/13	253
100		Indiana Michigan Power Co., 7.000%, 03/15/19	116
100		Jersey Central Power & Light Co., 7.350%, 02/01/19	118
129		Kiowa Power Partners LLC, 4.811%, 12/30/13 (e)	131
105		MidAmerican Energy Co., 5.300%, 03/15/18	114
510		Nevada Power Co., 6.500%, 08/01/18	575
300		Niagara Mohawk Power Corp., 4.881%, 08/15/19 (e)	306
		Nisource Finance Corp.,
250		7.875%, 11/15/10	257
660		10.750%, 03/15/16	846
500		Northern States Power Co., 6.250%, 06/01/36	565
320		Ohio Power Co., 5.750%, 09/01/13	353
		Oncor Electric Delivery Co. LLC,
200		5.950%, 09/01/13	219
540		6.800%, 09/01/18	623
		Pacific Gas & Electric Co.,
780		5.625%, 11/30/17	856
160		8.250%, 10/15/18	198
		PacifiCorp,
175		5.500%, 01/15/19	193
150		5.650%, 07/15/18	166
100		Peco Energy Co., 5.350%, 03/01/18	110
1,050		Potomac Electric Power Co., 6.500%, 11/15/37	1,202
300		Progress Energy, Inc., 6.050%, 03/15/14	334
772		PSEG Power LLC, 5.125%, 04/15/20 (e)	791
125		Public Service Co. of Colorado, 5.800%, 08/01/18	141
2,450		Public Service Co. of Oklahoma, 6.625%, 11/15/37	2,718
		Public Service Electric & Gas Co.,
205		5.300%, 05/01/18	219
277		5.375%, 11/01/39	277
2,000		6.330%, 11/01/13	2,267
		Southern California Edison Co.,
160		4.150%, 09/15/14	170
765		5.500%, 08/15/18	844
391		5.750%, 03/15/14	439
200		5.950%, 02/01/38	217
1,140		6.050%, 03/15/39	1,252
250		Southern Co., 4.150%, 05/15/14	263
200		Southwestern Public Service Co., 8.750%, 12/01/18	255
		Spectra Energy Capital LLC,
1,605		5.500%, 03/01/14	1,701
500		6.200%, 04/15/18	542
400		8.000%, 10/01/19	480
		Virginia Electric and Power Co.,
1,005		5.100%, 11/30/12	1,089
1,320		5.400%, 04/30/18	1,421
615		5.950%, 09/15/17	692

			35,852
		Gas Utilities — 0.2%
345		AGL Capital Corp., 4.450%, 04/15/13	361
		Atmos Energy Corp.,
105		5.125%, 01/15/13	113
250		8.500%, 03/15/19	313
325		CenterPoint Energy Resources Corp., 6.125%, 11/01/17	355
375		Schlumberger Technology Corp., 6.500%, 04/15/12 (e)	409
		TransCanada Pipelines Ltd., (Canada),
975		4.000%, 06/15/13	1,018
550		6.200%, 10/15/37	552
250		6.500%, 08/15/18	282
1,100		7.250%, 08/15/38	1,276

			4,679
		Multi-Utilities — 0.3%
		Dominion Resources, Inc.,
782		6.250%, 06/30/12	853
300		7.000%, 06/15/38	349
600		8.875%, 01/15/19	768
1,005		KCP&L Greater Missouri Operations Co., 11.875%, 07/01/12	1,158
375		PG&E Corp., 5.750%, 04/01/14	414
		Sempra Energy,
1,145		6.150%, 06/15/18	1,283
150		6.500%, 06/01/16	171
850		8.900%, 11/15/13	1,012
395		9.800%, 02/15/19	517
		Wisconsin Electric Power Co.,
450		6.000%, 04/01/14	507
265		6.250%, 12/01/15	307

			7,339
		Water Utilities — 0.0% (g)
1,100		American Water Capital Corp., 6.085%, 10/15/17	1,188

		Total Utilities	49,058
		Total Corporate Bonds (Cost $458,677)	478,503
Foreign Government Securities — 0.3%
600		Province of Manitoba, (Canada), 2.125%, 04/22/13	610
2,200		Province of Ontario, (Canada), 2.950%, 02/05/15	2,230
377		Province of Quebec, (Canada), SUB, 7.365%, 03/06/26	447
		United Mexican States, (Mexico),
1,432		6.375%, 01/16/13	1,564
856		6.625%, 03/03/15 (c)	963
3,328		7.500%, 04/08/33	3,977

		Total Foreign Government Securities (Cost $9,337)	9,791
Mortgage Pass-Through Securities — 6.8%
		Federal Home Loan Mortgage Corp.,
85		ARM, 2.575%, 07/01/19	89
1,068		ARM, 2.605%, 12/01/33	1,106
1,800		ARM, 2.649%, 04/01/34	1,855
69		ARM, 2.855%, 04/01/30	72
938		ARM, 2.950%, 12/01/34	981
800		ARM, 4.335%, 11/01/36	837
741		ARM, 5.076%, 02/01/36	774
802		ARM, 5.547%, 05/01/36	850
1,213		ARM, 5.838%, 10/01/36	1,285
511		ARM, 5.926%, 02/01/37	542
728		ARM, 6.183%, 12/01/36	772
2,355		ARM, 6.195%, 03/01/37	2,483
480		ARM, 6.355%, 10/01/36	508
975		ARM, 6.672%, 10/01/36	1,028
		Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
5,687		4.000%, 06/01/13 - 05/01/19	5,877
435		4.500%, 08/01/18	461
1,580		5.000%, 12/01/18	1,697
112		5.500%, 06/01/17	120
157		6.000%, 04/01/18	171
1,518		6.500%, 08/01/16 - 02/01/19	1,639
387		7.000%, 01/01/17 - 04/01/17	410
56		7.500%, 04/01/11 - 11/01/15	59
38		8.500%, 11/01/15	44
		Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
362		6.000%, 12/01/22	398
925		6.500%, 11/01/22	1,022
1,733		Federal Home Loan Mortgage Corp. Gold Pools, 30 Year FHA/VA, 10.000%, 10/01/30	2,042
		Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
5,942		4.000%, 10/01/33 - 09/01/35	5,896
2,289		5.000%, 09/01/34	2,417
5,400		5.500%, 10/01/33 - 07/01/35	5,789
891		6.000%, 12/01/33 - 01/01/34	973
6,151		6.500%, 11/01/34 - 11/01/36	6,765
1,325		7.000%, 07/01/32 - 10/01/36	1,467
		Federal Home Loan Mortgage Corp. Gold Pools, Other,
1,063		5.500%, 10/01/33 - 01/01/34	1,118
229		7.000%, 07/01/29	247
		Federal Home Loan Mortgage Corp., 30 Year, Single Family,
15		12.000%, 08/01/15 - 07/01/19	17
		Federal National Mortgage Association,
279		ARM, 1.688%, 09/01/34	285
1,655		ARM, 1.979%, 01/01/33	1,686
767		ARM, 1.992%, 11/01/34	788
2,552		ARM, 2.026%, 01/01/35	2,622
1,805		ARM, 2.238%, 05/01/35	1,843
1,514		ARM, 2.350%, 01/01/35	1,546
141		ARM, 2.387%, 04/01/34	146
1,178		ARM, 2.416%, 01/01/36	1,219
28		ARM, 2.419%, 03/01/19	29
522		ARM, 2.474%, 05/01/35	534
507		ARM, 2.506%, 07/01/34	526
1,033		ARM, 2.585%, 05/01/34	1,063
450		ARM, 2.658%, 02/01/35	467
3,864		ARM, 2.698%, 04/01/35	4,016
1,446		ARM, 2.736%, 07/01/33	1,498
218		ARM, 2.736%, 07/01/33	225
412		ARM, 2.805%, 11/01/33	430
1,173		ARM, 2.843%, 06/01/36	1,214
13		ARM, 2.884%, 01/01/19	14
1,278		ARM, 2.933%, 11/01/34	1,318
2,052		ARM, 3.024%, 06/01/35	2,121
1,315		ARM, 3.073%, 10/01/34	1,360
1,081		ARM, 3.087%, 10/01/34	1,118
372		ARM, 3.099%, 01/01/34	385
402		ARM, 3.142%, 09/01/35	416
723		ARM, 3.197%, 09/01/34	749
809		ARM, 3.234%, 08/01/34	837
160		ARM, 3.371%, 09/01/27	162
317		ARM, 3.760%, 02/01/34	328
1,086		ARM, 3.855%, 04/01/35	1,120
156		ARM, 4.011%, 03/01/29	160
175		ARM, 4.051%, 01/01/36	181
1,773		ARM, 4.052%, 08/01/34	1,835
1,140		ARM, 4.090%, 09/01/33	1,179
698		ARM, 4.214%, 04/01/34	725
1,923		ARM, 4.935%, 07/01/33	2,021
787		ARM, 5.139%, 10/01/34	826
3,027		ARM, 5.215%, 09/01/35	3,160
2,344		ARM, 5.297%, 01/01/38	2,489
1,949		ARM, 5.686%, 01/01/23	2,069
1,432		ARM, 5.803%, 10/01/36	1,515
1,345		ARM, 5.979%, 07/01/36	1,425
		Federal National Mortgage Association, 15 Year, Single Family,
2,362		3.500%, 09/01/18 - 07/01/19	2,375
26,110		4.000%, 07/01/18 - 12/01/18	27,391
14,629		4.500%, 06/01/18 - 12/01/19	15,530
1,763		5.000%, 12/01/16 - 10/01/19	1,891
3,548		5.500%, 03/01/20 - 07/01/20	3,829
5,372		6.000%, 06/01/16 - 01/01/24	5,809
573		6.500%, 03/01/17 - 08/01/20	621
732		7.000%, 03/01/17 - 09/01/17	797
65		7.500%, 03/01/17	71
69		8.000%, 11/01/12 - 11/01/15	73
		Federal National Mortgage Association, 20 Year, Single Family,
680		4.500%, 04/01/24	714
64		6.000%, 02/01/14	68
3,310		6.500%, 05/01/22 - 04/01/25	3,685
		Federal National Mortgage Association, 30 Year FHA/VA,
139		6.000%, 09/01/33	152
280		6.500%, 03/01/29	311
56		7.000%, 02/01/33	63
84		8.000%, 06/01/28	97
83		9.000%, 05/01/18 - 12/01/25	93
		Federal National Mortgage Association, 30 Year, Single Family,
2,068		4.500%, 11/01/33 - 02/01/35	2,137
4,909		5.000%, 07/01/33 - 09/01/35	5,172
2,698		5.500%, 12/01/33 - 03/01/34	2,928
2,717		6.000%, 12/01/28 - 09/01/33	2,980
3,300		6.500%, 11/01/29 - 08/01/31	3,632
299		7.000%, 04/01/17 - 08/01/32	335
1,679		7.500%, 08/01/36 - 11/01/37	1,842
1,112		8.000%, 03/01/27 - 11/01/28	1,283
3		9.000%, 04/01/26	3
33		9.500%, 07/01/28	38
22		12.500%, 01/01/16	23
		Federal National Mortgage Association, Other,
3,526		4.000%, 09/01/13 - 11/01/33	3,525
1,243		4.500%, 11/01/14	1,292
1,014		5.500%, 03/01/17 - 09/01/33	1,067
1,548		6.500%, 01/01/36 - 07/01/36	1,686
181		7.000%, 10/01/46	198
177		10.890%, 04/15/19	199
		Government National Mortgage Association II, 30 Year, Single Family,
819		4.500%, 08/20/33	849
110		7.500%, 02/20/28 - 09/20/28	125
167		8.000%, 12/20/25 - 09/20/28	193
53		8.500%, 05/20/25	61
		Government National Mortgage Association, 15 Year, Single Family,
209		6.500%, 06/15/17 - 12/15/17	226
291		8.000%, 01/15/16	315
		Government National Mortgage Association, 30 Year, Single Family,
616		6.500%, 03/15/28 - 04/15/33	683
425		7.000%, 02/15/33 - 06/15/33	483
99		7.500%, 11/15/22 - 11/15/31	113
42		8.000%, 09/15/22 - 08/15/28	49
6		9.000%, 12/15/16	7
1,846		9.500%, 10/15/24	2,239

		Total Mortgage Pass-Through Securities (Cost $185,449)	196,714
Municipal Bond — 0.0% (g)
Illinois — 0.0% (g)
140		State of Illinois, Taxable Pension, GO, 5.100%, 06/01/33 (Cost $128)	122

Supranational — 0.0% (g)
397		Corp. Andina de Fomento, 5.200%, 05/21/13 (Cost $401)	427

U.S. Government Agency Securities — 0.6%
8,205		Federal Home Loan Bank System, 4.720%, 09/20/12	8,720
		Federal Home Loan Mortgage Corp.,
1,173		4.125%, 07/12/10	1,178
1,043		6.875%, 09/15/10	1,064
		Federal National Mortgage Association,
3,604		6.250%, 02/01/11	3,743
1,085		7.125%, 06/15/10	1,088
1,000		Financing Corp. Fico, Zero Coupon, 09/26/19	682

		Total U.S. Government Agency Securities (Cost $15,814)	16,475
U.S. Treasury Obligations — 22.0%
		U.S. Treasury Bonds,
1,046		6.250%, 08/15/23	1,314
100		6.625%, 02/15/27	133
2,000		7.250%, 05/15/16 (c)	2,531
12,700		7.500%, 11/15/16	16,383
1,881		7.875%, 02/15/21	2,618
1,500		8.125%, 08/15/19	2,084
864		8.125%, 05/15/21	1,226
2,125		8.500%, 02/15/20	3,038
15,800		8.750%, 05/15/17	21,873
1,000		8.750%, 05/15/20	1,456
3,675		8.750%, 08/15/20	5,366
31,450		8.875%, 08/15/17	44,001
25,250		8.875%, 02/15/19	36,338
1,000		9.000%, 11/15/18	1,447
7,925		9.250%, 02/15/16	10,847
3,169		9.875%, 11/15/15	4,406
6,799		U.S. Treasury Inflation Indexed Bonds, 3.625%, 04/15/28 (m)	11,651
630		U.S. Treasury Inflation Indexed Notes, 1.375%, 07/15/18	649
		U.S. Treasury Notes,
2,750		1.375%, 09/15/12	2,779
280		1.375%, 10/15/12	283
220		1.375%, 11/15/12	222
270		1.375%, 02/15/13	271
1,200		1.750%, 03/31/14	1,202
1,500		1.875%, 02/28/14	1,511
1,500		2.375%, 10/31/14	1,528
1,500		2.375%, 02/28/15	1,524
15,500		2.625%, 07/31/14	15,991
26,700		2.625%, 12/31/14	27,459
2,000		2.625%, 04/30/16	2,012
8,000		3.125%, 10/31/16	8,216
11,850		3.250%, 12/31/16	12,235
9,800		3.250%, 03/31/17	10,125
9,600		4.250%, 11/15/17	10,532
6,950		4.500%, 05/15/17	7,759
8,000		4.750%, 08/15/17	9,058
		U.S. Treasury STRIPS,
8,447		02/15/11	8,433
16,355		02/15/13 (c)	15,856
1,000		11/15/13	949
32,278		02/15/14 (m)	30,329
14,390		05/15/14 (m)	13,415
24,565		08/15/14 (m)	22,703
23,253		11/15/14 (m)	21,297
8,500		02/15/15	7,690
16,930		02/15/15 (m)	15,313
3,626		05/15/15	3,251
10,350		08/15/15	9,178
3,253		08/15/15	2,883
5,445		11/15/15 (c)	4,771
28,397		11/15/15 (c)	24,880
51,751		02/15/16 (c)	44,798
1,000		05/15/16	857
13,325		05/15/16 (c)	11,408
5,181		08/15/16	4,378
2,000		11/15/16	1,672
11,457		11/15/16 (c)	9,571
15,584		02/15/17	12,879
10,789		05/15/17	8,831
16,122		08/15/17 (c)	13,002
19,389		11/15/17	15,455
500		02/15/18 (c)	394
6,069		05/15/18	4,746
16,241		08/15/18	12,504
1,575		11/15/18 (c)	1,197
6,745		02/15/19	5,031
6,982		02/15/19 (c)	5,206
9,595		05/15/19 (c)	7,045
11,625		08/15/19 (c)	8,411
250		05/15/20	174
1,700		05/15/20	1,176
2,750		08/15/20	1,875
678		02/15/22	426
5,487		02/15/23	3,268
200		05/15/24	112
1,400		11/15/24	762
500		08/15/25	262
1,150		05/15/26	581
1,150		02/15/27	561
500		08/15/27	238
350		02/15/28	162
100		05/15/28	46
250		02/15/29	110
300		08/15/29	129

		Total U.S. Treasury Obligations (Cost $601,592)	638,283
SHARES
Short-Term Investment — 6.3%
	Investment Company — 6.3%
183,540		JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.130% (b) (l) (Cost $183,540)	183,540
Investment of Cash Collateral for Securities on Loan — 1.2%
		Investment Company — 1.2%
33,930		JPMorgan Prime Money Market Fund, Capital Shares, 0.130% (b) (l) (Cost $33,930)	33,930

		Total Investments —101.7% (Cost $2,827,910)	2,952,934
		Liabilities in Excess of Other Assets — (1.7)%	(49,265)
		NET ASSETS — 100.0%	$2,903,669

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2010.
CMO	—	Collateralized Mortgage Obligation
ESOP	—	Employee Stock Ownership Program
FHA	—	Federal Housing Administration
GMAC	—	General Motors Acceptance Corp.
GO	—	General Obligation
HB	—

High Coupon Bonds (a.k.a. "IOettes") represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO's the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

HFC	—	Housing Finance Corp.
IF	—

Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2010. The rate may be subject to a cap and floor.

IO	—

Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO	—

Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REMICS	—	Real Estate Mortgage Investment Conduits
STRIPS	—

Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of May 31, 2010.
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2010.

(b)		Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)		Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(d)		Defaulted Security.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)

Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The fund owns fair valued securities with a value of approximately $615,000 which amounts to 0.02% of total investments.

(g)		Amount rounds to less than 0.1%.
(h)		Amount rounds to less than one thousand (shares or dollars).
(i)		Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)		The rate shown is the current yield as of May 31, 2010.
(m)

All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of May 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$ 180,166
Aggregate gross unrealized depreciation	(55,142)
Net unrealized appreciation/depreciation	$ 125,024
Federal income tax cost of investments	$ 2,827,910

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$51,795	$—	$51,795
Collateralized Mortgage Obligations	—	1,297,405	615	1,298,020
Commercial Mortgage-Backed Securities	—	45,334	—	45,334
Corporate Bonds
Consumer Discretionary	—	30,309	—	30,309
Consumer Staples	—	20,691	—	20,691
Energy	—	21,402	—	21,402
Financials	—	263,004	—	263,004
Health Care	—	8,926	—	8,926
Industrials	—	14,983	—	14,983
Information Technology	—	16,826	—	16,826
Materials	—	13,549	—	13,549
Telecommunication Services	—	39,755	—	39,755
Utilities	—	49,058	—	49,058
Total Corporate Bonds	—	478,503	—	478,503
Foreign Government Securities	—	9,791	—	9,791
Mortgage Pass-Through Securities	—	196,714	—	196,714
Municipal Bonds	—	122	—	122
Supranational	—	427	—	427
U.S. Government Agency Securities	—	16,475	—	16,475
U.S. Treasury Obligations	—	638,283	—	638,283
Short-Term Investments
Investment Companies	183,540	—	—	183,540
Investments of Cash Collateral for Securities on Loan
Investment Companies	33,930	—	—	33,930
Total Investments in Securities	$217,470	$2,734,849	$615	$2,952,934

	Balance as of 2/28/10	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization / accretion	Net purchases (sales)	Transfers into Level 3	Transfers out of Level 3	Balance as of 5/31/10
Investments in Securities
Asset-Backed Securities	$ 698	$ -	$ -	$ -	$ -	$ -	$ (698)	$ -
Collateralized Mortgage Obligations	4,536	-	(131)	1	-	-	(3,791)	615
Total	$ 5,234	$ -	$ (131)	$ 1	$ -	$ -	$ (4,489)	$ 615

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.
Transferred from Level 2 to Level 3 due to lack of observable market inputs.
Transferred from Level 3 to Level 2 due to available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at May 31, 2010, which were valued using significant unobservable inputs (Level 3) amounted to approximately $131,000.

JPMorgan Equity Index Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2010 (Unaudited)
(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 98.1%
Consumer Discretionary — 10.5%
		Auto Components — 0.2%
7		Goodyear Tire & Rubber Co. (The) (a)	81
19		Johnson Controls, Inc.	537

			618
		Automobiles — 0.5%
94		Ford Motor Co. (a)	1,108
7		Harley-Davidson, Inc.	199

			1,307
		Distributors — 0.1%
4		Genuine Parts Co.	181

		Diversified Consumer Services — 0.2%
4		Apollo Group, Inc., Class A (a)	192
2		DeVry, Inc.	100
9		H&R Block, Inc.	151

			443
		Hotels, Restaurants & Leisure — 1.7%
12		Carnival Corp.	441
4		Darden Restaurants, Inc.	168
8		International Game Technology	163
7		Marriott International, Inc., Class A	239
30		McDonald's Corp.	2,018
21		Starbucks Corp.	540
5		Starwood Hotels & Resorts Worldwide, Inc.	242
5		Wyndham Worldwide Corp.	118
2		Wynn Resorts Ltd.	163
13		Yum! Brands, Inc.	539

			4,631
		Household Durables — 0.4%
8		D.R. Horton, Inc.	95
4		Fortune Brands, Inc.	202
2		Harman International Industries, Inc. (a)	63
4		Leggett & Platt, Inc.	97
5		Lennar Corp., Class A	79
8		Newell Rubbermaid, Inc.	130
9		Pulte Group, Inc. (a)	99
4		Stanley Black & Decker, Inc.	246
2		Whirlpool Corp.	219

			1,230
		Internet & Catalog Retail — 0.6%
10		Amazon.com, Inc. (a)	1,205
6		Expedia, Inc.	128
1		priceline.com, Inc. (a)	244

			1,577
		Leisure Equipment & Products — 0.1%
8		Eastman Kodak Co. (a) (c)	43
3		Hasbro, Inc.	138
10		Mattel, Inc.	221

			402
		Media — 3.1%
19		CBS Corp., Class B	276
80		Comcast Corp., Class A	1,440
26		DirecTV, Class A (a)	989
8		Discovery Communications, Inc., Class A (a)	300
7		Gannett Co., Inc.	103
14		Interpublic Group of Cos., Inc. (The) (a)	114
9		McGraw-Hill Cos., Inc. (The)	246
1		Meredith Corp.	35
3		New York Times Co. (The), Class A (a)	30
63		News Corp., Class A	834
9		Omnicom Group, Inc.	330
3		Scripps Networks Interactive, Inc., Class A	114
10		Time Warner Cable, Inc.	541
32		Time Warner, Inc.	1,000
17		Viacom, Inc., Class B (a)	573
54		Walt Disney Co. (The)	1,818
–	(h)	Washington Post Co. (The), Class B	80

			8,823
		Multiline Retail — 0.9%
2		Big Lots, Inc. (a)	82
4		Family Dollar Stores, Inc.	158
7		J.C. Penney Co., Inc.	182
9		Kohl's Corp. (a)	436
12		Macy's, Inc.	262
5		Nordstrom, Inc.	184
1		Sears Holdings Corp. (a) (c)	120
21		Target Corp.	1,151

			2,575
		Specialty Retail — 2.2%
2		Abercrombie & Fitch Co., Class A	88
3		AutoNation, Inc. (a) (c)	51
1		AutoZone, Inc. (a)	159
7		Bed Bath & Beyond, Inc. (a)	330
10		Best Buy Co., Inc.	406
5		GameStop Corp., Class A (a)	105
13		Gap, Inc. (The)	291
48		Home Depot, Inc.	1,615
8		Limited Brands, Inc.	186
41		Lowe's Cos., Inc.	1,022
8		Office Depot, Inc. (a)	45
4		O'Reilly Automotive, Inc. (a)	197
4		RadioShack Corp.	72
3		Ross Stores, Inc.	182
3		Sherwin-Williams Co. (The)	198
20		Staples, Inc.	440
3		Tiffany & Co.	159
12		TJX Cos., Inc.	535
4		Urban Outfitters, Inc. (a)	132

			6,213
		Textiles, Apparel & Luxury Goods — 0.5%
9		Coach, Inc.	362
11		Nike, Inc., Class B	792
2		Polo Ralph Lauren Corp.	139
2		V.F. Corp.	192

			1,485
		Total Consumer Discretionary	29,485
Consumer Staples — 11.1%
		Beverages — 2.5%
3		Brown-Forman Corp., Class B	169
65		Coca-Cola Co. (The)	3,324
9		Coca-Cola Enterprises, Inc.	234
6		Constellation Brands, Inc., Class A (a)	93
7		Dr. Pepper Snapple Group, Inc.	270
4		Molson Coors Brewing Co., Class B	182
46		PepsiCo, Inc.	2,883

			7,155
		Food & Staples Retailing — 2.6%
12		Costco Wholesale Corp.	718
39		CVS/Caremark Corp.	1,351
18		Kroger Co. (The)	367
11		Safeway, Inc.	241
6		SUPERVALU, Inc.	80
17		Sysco Corp.	496
28		Walgreen Co.	885
60		Wal-Mart Stores, Inc.	3,026
5		Whole Foods Market, Inc. (a)	193

			7,357
		Food Products — 1.8%
18		Archer-Daniels-Midland Co.	456
5		Campbell Soup Co.	190
12		ConAgra Foods, Inc.	301
5		Dean Foods Co. (a)	54
9		General Mills, Inc.	658
9		H.J. Heinz Co.	392
5		Hershey Co. (The)	218
2		Hormel Foods Corp.	78
3		JM Smucker Co. (The)	184
7		Kellogg Co.	382
49		Kraft Foods, Inc., Class A	1,393
4		McCormick & Co., Inc. (Non-Voting)	143
6		Mead Johnson Nutrition Co.	283
19		Sara Lee Corp.	263
9		Tyson Foods, Inc., Class A	150

			5,145
		Household Products — 2.5%
4		Clorox Co.	247
14		Colgate-Palmolive Co.	1,082
12		Kimberly-Clark Corp.	709
81		Procter & Gamble Co. (The)	4,977

			7,015
		Personal Products — 0.2%
12		Avon Products, Inc.	318
3		Estee Lauder Cos., Inc. (The), Class A	193

			511
		Tobacco — 1.5%
58		Altria Group, Inc.	1,184
4		Lorillard, Inc.	310
53		Philip Morris International, Inc.	2,328
5		Reynolds American, Inc.	247

			4,069
		Total Consumer Staples	31,252
Energy — 10.5%
		Energy Equipment & Services — 1.6%
12		Baker Hughes, Inc.	459
7		Cameron International Corp. (a)	248
2		Diamond Offshore Drilling, Inc. (c)	123
3		FMC Technologies, Inc. (a)	199
25		Halliburton Co.	630
3		Helmerich & Payne, Inc.	112
8		Nabors Industries Ltd., (Bermuda) (a)	152
12		National Oilwell Varco, Inc.	447
3		Rowan Cos., Inc. (a)	79
34		Schlumberger Ltd.	1,885
7		Smith International, Inc.	262

			4,596
		Oil, Gas & Consumable Fuels — 8.9%
14		Anadarko Petroleum Corp.	723
9		Apache Corp.	845
3		Cabot Oil & Gas Corp.	101
18		Chesapeake Energy Corp.	409
56		Chevron Corp.	4,161
42		ConocoPhillips	2,163
6		Consol Energy, Inc.	225
11		Denbury Resources, Inc. (a)	183
13		Devon Energy Corp.	800
20		El Paso Corp.	223
7		EOG Resources, Inc.	743
132		Exxon Mobil Corp.	8,007
8		Hess Corp.	435
20		Marathon Oil Corp.	617
2		Massey Energy Co.	80
5		Murphy Oil Corp.	286
5		Noble Energy, Inc.	291
23		Occidental Petroleum Corp.	1,879
8		Peabody Energy Corp.	294
3		Pioneer Natural Resources Co.	207
4		Range Resources Corp.	201
10		Southwestern Energy Co. (a)	365
18		Spectra Energy Corp.	363
3		Sunoco, Inc.	98
4		Tesoro Corp.	46
16		Valero Energy Corp.	296
16		Williams Cos., Inc. (The)	323
16		XTO Energy, Inc.	699

			25,063
		Total Energy	29,659
Financials — 16.0%
		Capital Markets — 2.5%
7		Ameriprise Financial, Inc.	285
34		Bank of New York Mellon Corp. (The)	922
27		Charles Schwab Corp. (The)	448
54		E*Trade Financial Corp. (a)	80
2		Federated Investors, Inc., Class B (c)	55
4		Franklin Resources, Inc.	408
15		Goldman Sachs Group, Inc. (The)	2,129
12		Invesco Ltd.	223
5		Janus Capital Group, Inc.	55
5		Legg Mason, Inc.	136
39		Morgan Stanley	1,063
7		Northern Trust Corp.	345
14		State Street Corp.	530
7		T. Rowe Price Group, Inc.	360

			7,039
		Commercial Banks — 3.2%
19		BB&T Corp.	586
5		Comerica, Inc.	186
22		Fifth Third Bancorp	290
6		First Horizon National Corp. (a)	79
20		Huntington Bancshares, Inc.	124
25		KeyCorp	197
2		M&T Bank Corp. (c)	185
15		Marshall & Ilsley Corp.	120
15		PNC Financial Services Group, Inc.	910
33		Regions Financial Corp.	255
14		SunTrust Banks, Inc.	377
54		U.S. Bancorp	1,286
145		Wells Fargo & Co.	4,169
4		Zions Bancorp (c)	101

			8,865
		Consumer Finance — 0.8%
34		American Express Co.	1,338
13		Capital One Financial Corp.	528
15		Discover Financial Services	205
14		SLM Corp. (a)	151

			2,222
		Diversified Financial Services — 4.4%
281		Bank of America Corp.	4,429
551		Citigroup, Inc. (a)	2,183
2		CME Group, Inc.	592
2		IntercontinentalExchange, Inc. (a)	240
111		JPMorgan Chase & Co. (q)	4,410
5		Leucadia National Corp. (a)	117
6		Moody's Corp. (c)	113
4		NASDAQ OMX Group, Inc. (The) (a)	77
7		NYSE Euronext	210

			12,371
		Insurance — 3.7%
13		Aflac, Inc.	583
15		Allstate Corp. (The)	461
4		American International Group, Inc. (a) (c)	134
7		AON Corp.	295
3		Assurant, Inc.	113
46		Berkshire Hathaway, Inc., Class B (a)	3,275
9		Chubb Corp.	463
5		Cincinnati Financial Corp.	124
14		Genworth Financial, Inc., Class A (a)	214
12		Hartford Financial Services Group, Inc.	312
8		Lincoln National Corp.	224
10		Loews Corp.	323
15		Marsh & McLennan Cos., Inc.	326
23		MetLife, Inc.	930
9		Principal Financial Group, Inc.	244
19		Progressive Corp. (The)	369
13		Prudential Financial, Inc.	753
2		Torchmark Corp.	120
14		Travelers Cos., Inc. (The)	713
9		Unum Group	215
10		XL Capital Ltd., (Bermuda), Class A	169

			10,360
		Real Estate Investment Trusts (REITs) — 1.3%
3		Apartment Investment & Management Co., Class A	68
2		AvalonBay Communities, Inc.	224
4		Boston Properties, Inc.	299
8		Equity Residential	357
8		HCP, Inc.	263
3		Health Care REIT, Inc.	149
18		Host Hotels & Resorts, Inc.	261
11		Kimco Realty Corp.	163
5		Plum Creek Timber Co., Inc.	160
13		ProLogis	151
4		Public Storage	353
8		Simon Property Group, Inc.	692
4		Ventas, Inc.	206
4		Vornado Realty Trust	343

			3,689
		Real Estate Management & Development — 0.0% (g)
8		CB Richard Ellis Group, Inc., Class A (a)	120

		Thrifts & Mortgage Finance — 0.1%
13		Hudson City Bancorp, Inc.	168
10		People's United Financial, Inc.	145

			313
		Total Financials	44,979
Health Care — 11.5%
		Biotechnology — 1.4%
27		Amgen, Inc. (a)	1,422
8		Biogen Idec, Inc. (a)	359
13		Celgene Corp. (a)	680
2		Cephalon, Inc. (a)	124
7		Genzyme Corp. (a)	363
25		Gilead Sciences, Inc. (a)	910

			3,858
		Health Care Equipment & Supplies — 1.8%
17		Baxter International, Inc.	714
7		Becton, Dickinson & Co.	471
42		Boston Scientific Corp. (a)	257
3		C.R. Bard, Inc.	217
5		CareFusion Corp. (a)	127
4		DENTSPLY International, Inc.	134
5		Hospira, Inc. (a)	239
1		Intuitive Surgical, Inc. (a)	353
31		Medtronic, Inc.	1,214
9		St. Jude Medical, Inc. (a)	341
8		Stryker Corp.	420
3		Varian Medical Systems, Inc. (a)	174
6		Zimmer Holdings, Inc. (a)	334

			4,995
		Health Care Providers & Services — 2.1%
12		Aetna, Inc.	352
8		AmerisourceBergen Corp.	248
10		Cardinal Health, Inc.	350
8		CIGNA Corp.	258
4		Coventry Health Care, Inc. (a)	86
3		DaVita, Inc. (a)	184
8		Express Scripts, Inc. (a)	777
5		Humana, Inc. (a)	220
3		Laboratory Corp. of America Holdings (a)	222
8		McKesson Corp.	529
13		Medco Health Solutions, Inc. (a)	750
3		Patterson Cos., Inc.	78
4		Quest Diagnostics, Inc.	222
12		Tenet Healthcare Corp. (a)	69
32		UnitedHealth Group, Inc.	944
12		WellPoint, Inc. (a)	639

			5,928
		Health Care Technology — 0.1%
2		Cerner Corp. (a)	160

		Life Sciences Tools & Services — 0.4%
5		Life Technologies Corp. (a)	254
2		Millipore Corp. (a)	167
3		PerkinElmer, Inc.	75
11		Thermo Fisher Scientific, Inc. (a)	598
3		Waters Corp. (a)	179

			1,273
		Pharmaceuticals — 5.7%
44		Abbott Laboratories	2,071
9		Allergan, Inc.	519
48		Bristol-Myers Squibb Co.	1,116
28		Eli Lilly & Co.	933
8		Forest Laboratories, Inc. (a)	220
77		Johnson & Johnson	4,500
7		King Pharmaceuticals, Inc. (a)	61
87		Merck & Co., Inc.	2,944
9		Mylan, Inc. (a) (c)	167
226		Pfizer, Inc.	3,448
3		Watson Pharmaceuticals, Inc. (a)	132

			16,111
		Total Health Care	32,325
Industrials — 10.4%
		Aerospace & Defense — 2.9%
21		Boeing Co. (The)	1,363
11		General Dynamics Corp.	734
4		Goodrich Corp.	244
21		Honeywell International, Inc.	917
5		ITT Corp.	248
3		L-3 Communications Holdings, Inc.	268
9		Lockheed Martin Corp.	707
8		Northrop Grumman Corp.	514
4		Precision Castparts Corp.	464
11		Raytheon Co.	557
4		Rockwell Collins, Inc.	257
26		United Technologies Corp.	1,770

			8,043
		Air Freight & Logistics — 1.1%
5		C.H. Robinson Worldwide, Inc.	271
6		Expeditors International of Washington, Inc.	227
9		FedEx Corp.	733
28		United Parcel Service, Inc., Class B	1,748

			2,979
		Airlines — 0.1%
21		Southwest Airlines Co.	259

		Building Products — 0.0% (g)
10		Masco Corp.	134

		Commercial Services & Supplies — 0.5%
3		Avery Dennison Corp.	107
4		Cintas Corp.	96
5		Iron Mountain, Inc.	125
6		Pitney Bowes, Inc.	132
6		R.R. Donnelley & Sons Co.	110
9		Republic Services, Inc.	265
2		Stericycle, Inc. (a)	139
14		Waste Management, Inc.	442

			1,416
		Construction & Engineering — 0.2%
5		Fluor Corp.	235
3		Jacobs Engineering Group, Inc. (a)	146
6		Quanta Services, Inc. (a)	122

			503
		Electrical Equipment — 0.5%
21		Emerson Electric Co.	980
1		First Solar, Inc. (a) (c)	153
4		Rockwell Automation, Inc.	214
3		Roper Industries, Inc.	153

			1,500
		Industrial Conglomerates — 2.4%
20		3M Co.	1,584
299		General Electric Co.	4,893
8		Textron, Inc.	158

			6,635
		Machinery — 1.7%
18		Caterpillar, Inc.	1,065
6		Cummins, Inc.	384
7		Danaher Corp.	583
12		Deere & Co.	686
5		Dover Corp.	235
5		Eaton Corp.	324
2		Flowserve Corp.	149
11		Illinois Tool Works, Inc.	504
10		PACCAR, Inc.	419
3		Pall Corp.	112
5		Parker Hannifin Corp.	277
2		Snap-On, Inc.	72

			4,810
		Professional Services — 0.1%
1		Dun & Bradstreet Corp.	105
4		Equifax, Inc.	107
4		Robert Half International, Inc.	105

			317
		Road & Rail — 0.8%
11		CSX Corp.	572
10		Norfolk Southern Corp.	585
1		Ryder System, Inc.	67
14		Union Pacific Corp.	1,013

			2,237
		Trading Companies & Distributors — 0.1%
4		Fastenal Co. (c)	185
2		W.W. Grainger, Inc.	176

			361
		Total Industrials	29,194
Information Technology — 18.5%
		Communications Equipment — 2.3%
161		Cisco Systems, Inc. (a)	3,720
4		Harris Corp.	172
6		JDS Uniphase Corp. (a)	72
15		Juniper Networks, Inc. (a)	392
65		Motorola, Inc. (a)	445
47		QUALCOMM, Inc.	1,676
11		Tellabs, Inc.	97

			6,574
		Computers & Peripherals — 6.1%
25		Apple, Inc. (a)	6,541
48		Dell, Inc. (a)	644
58		EMC Corp. (a)	1,072
66		Hewlett-Packard Co.	3,038
36		International Business Machines Corp.	4,564
2		Lexmark International, Inc., Class A (a)	82
10		NetApp, Inc. (a)	364
3		QLogic Corp. (a)	58
6		SanDisk Corp. (a)	299
5		Teradata Corp. (a)	150
6		Western Digital Corp. (a)	223

			17,035
		Electronic Equipment, Instruments & Components — 0.6%
10		Agilent Technologies, Inc. (a)	317
5		Amphenol Corp., Class A	206
44		Corning, Inc.	762
4		FLIR Systems, Inc. (a)	122
5		Jabil Circuit, Inc.	74
4		Molex, Inc.	81

			1,562
		Internet Software & Services — 1.7%
5		Akamai Technologies, Inc. (a)	192
32		eBay, Inc. (a)	679
7		Google, Inc., Class A (a)	3,289
4		Monster Worldwide, Inc. (a)	52
5		VeriSign, Inc. (a)	143
33		Yahoo!, Inc. (a)	512

			4,867
		IT Services — 1.4%
14		Automatic Data Processing, Inc.	579
8		Cognizant Technology Solutions Corp., Class A (a)	418
4		Computer Sciences Corp. (a)	215
9		Fidelity National Information Services, Inc.	255
4		Fiserv, Inc. (a)	203
3		MasterCard, Inc., Class A	546
9		Paychex, Inc.	257
9		SAIC, Inc. (a)	147
6		Total System Services, Inc.	81
13		Visa, Inc., Class A	907
19		Western Union Co. (The)	306

			3,914
		Office Electronics — 0.1%
38		Xerox Corp.	353

		Semiconductors & Semiconductor Equipment — 2.5%
16		Advanced Micro Devices, Inc. (a)	136
8		Altera Corp.	197
8		Analog Devices, Inc.	244
38		Applied Materials, Inc.	486
12		Broadcom Corp., Class A	417
155		Intel Corp.	3,319
5		KLA-Tencor Corp.	148
6		Linear Technology Corp.	175
18		LSI Corp. (a)	98
6		MEMC Electronic Materials, Inc. (a)	72
5		Microchip Technology, Inc. (c)	144
24		Micron Technology, Inc. (a)	217
7		National Semiconductor Corp.	94
3		Novellus Systems, Inc. (a)	69
16		NVIDIA Corp. (a)	204
5		Teradyne, Inc. (a)	55
35		Texas Instruments, Inc.	851
8		Xilinx, Inc.	190

			7,116
		Software — 3.8%
15		Adobe Systems, Inc. (a)	472
6		Autodesk, Inc. (a)	188
5		BMC Software, Inc. (a)	190
11		CA, Inc.	224
5		Citrix Systems, Inc. (a)	225
6		Compuware Corp. (a)	52
9		Electronic Arts, Inc. (a)	151
9		Intuit, Inc. (a)	315
4		McAfee, Inc. (a)	142
214		Microsoft Corp.	5,522
10		Novell, Inc. (a)	57
110		Oracle Corp.	2,474
5		Red Hat, Inc. (a)	155
3		Salesforce.com, Inc. (a)	267
23		Symantec Corp. (a)	320

			10,754
		Total Information Technology	52,175
Materials — 3.3%
		Chemicals — 1.8%
6		Air Products & Chemicals, Inc.	411
2		Airgas, Inc.	145
2		CF Industries Holdings, Inc.	133
32		Dow Chemical Co. (The)	868
25		E.l. du Pont de Nemours & Co.	917
2		Eastman Chemical Co.	123
7		Ecolab, Inc.	313
2		FMC Corp.	123
2		International Flavors & Fragrances, Inc.	99
15		Monsanto Co.	779
5		PPG Industries, Inc.	298
9		Praxair, Inc.	667
3		Sigma-Aldrich Corp.	182

			5,058
		Construction Materials — 0.1%
4		Vulcan Materials Co.	179

		Containers & Packaging — 0.2%
3		Ball Corp.	130
3		Bemis Co., Inc.	88
5		Owens-Illinois, Inc. (a)	143
4		Pactiv Corp. (a)	106
4		Sealed Air Corp.	93

			560
		Metals & Mining — 1.0%
3		AK Steel Holding Corp.	46
29		Alcoa, Inc.	333
3		Allegheny Technologies, Inc.	151
4		Cliffs Natural Resources, Inc.	212
12		Freeport-McMoRan Copper & Gold, Inc.	846
14		Newmont Mining Corp.	741
9		Nucor Corp.	380
2		Titanium Metals Corp. (a)	42
4		United States Steel Corp.	190

			2,941
		Paper & Forest Products — 0.2%
12		International Paper Co.	282
5		MeadWestvaco Corp.	115
6		Weyerhaeuser Co.	252

			649
		Total Materials	9,387
Telecommunication Services — 2.8%
		Diversified Telecommunication Services — 2.5%
166		AT&T, Inc.	4,023
8		CenturyLink, Inc.	288
9		Frontier Communications Corp. (c)	69
42		Qwest Communications International, Inc.	219
80		Verizon Communications, Inc.	2,189
13		Windstream Corp.	137

			6,925
		Wireless Telecommunication Services — 0.3%
11		American Tower Corp., Class A (a)	458
7		MetroPCS Communications, Inc. (a)	66
84		Sprint Nextel Corp. (a)	428

			952
		Total Telecommunication Services	7,877
Utilities — 3.5%
		Electric Utilities — 1.8%
5		Allegheny Energy, Inc.	97
13		American Electric Power Co., Inc.	429
37		Duke Energy Corp.	586
9		Edison International	296
5		Entergy Corp.	398
19		Exelon Corp.	714
9		FirstEnergy Corp.	301
12		FPL Group, Inc.	579
5		Northeast Utilities	128
6		Pepco Holdings, Inc.	101
3		Pinnacle West Capital Corp.	100
11		PPL Corp.	273
8		Progress Energy, Inc.	308
23		Southern Co.	752

			5,062
		Gas Utilities — 0.2%
4		EQT Corp.	158
1		Nicor, Inc.	51
3		Oneok, Inc.	132
5		Questar Corp.	220

			561
		Independent Power Producers & Energy Traders — 0.2%
19		AES Corp. (The) (a)	193
6		Constellation Energy Group, Inc.	200
7		NRG Energy, Inc. (a)	171

			564
		Multi-Utilities — 1.3%
7		Ameren Corp.	164
11		CenterPoint Energy, Inc.	150
6		CMS Energy Corp.	95
8		Consolidated Edison, Inc.	336
17		Dominion Resources, Inc.	656
5		DTE Energy Co.	210
2		Integrys Energy Group, Inc.	97
8		NiSource, Inc.	116
10		PG&E Corp.	432
14		Public Service Enterprise Group, Inc.	435
3		SCANA Corp.	113
7		Sempra Energy	319
6		TECO Energy, Inc.	93
3		Wisconsin Energy Corp.	161
13		Xcel Energy, Inc.	262

			3,639
		Total Utilities	9,826
		Total Common Stocks (Cost $262,768)	276,159
Investment Company — 0.0% (g)
1		SPDR Trust, Series 1 (c) (Cost $60)	66

Short-Term Investments — 1.7%
		Investment Company — 1.3%
3,651		JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.130% (b) (l) (m) (Cost $3,651)	3,651

PRINCIPAL AMOUNT($)
		U.S. Treasury Obligations — 0.4%
		U.S. Treasury Bills (k) (n)
746		0.129%, 06/03/10	747
424		0.159%, 08/26/10	424

			1,171
		Total Short-Term Investments (Cost $4,821)	4,822

SHARES
Investment of Cash Collateral for Securities on Loan — 0.6%
		Investment Company — 0.6%
1,543		JPMorgan Prime Money Market Fund, Capital Shares, 0.130% (b) (l) (Cost $1,543)	1,543

		Total Investments — 100.4% (Cost $269,192)	282,590
		Liabilities in Excess of Other Assets — (0.4)%	(999)
		NET ASSETS — 100.0%	$281,591

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL AMOUNT AT 05/31/10	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
90	S&P 500 Index	06/18/10	$4,898	$(158)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
SPDR	—	Standard & Poor's Depository Receipts
(a)		Non-income producing security.
(b)		Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)		Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(g)		Amount rounds to less than 0.1%.
(h)		Amount rounds to less than one thousand (shares or dollars).
(k)		Security isfully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)		The rate shown is the current yield as of May 31, 2010.
(m)
All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(n)		The rate shown is the effective yield at the date of purchase.
(q)		Investment in affiliate. This security is included in an index in which the Portfolio, as an index fund, invests.

As of May 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$44,254
Aggregate gross unrealized depreciation	(30,856)
Net unrealized appreciation/depreciation	$13,398
Federal income tax cost of investments	$269,192

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$281,419	$1,171	$–	$282,590
Depreciation in Other Financial Instruments
Futures Contracts	$(158)	$–	$–	$(158)

There were no significant transfers between Levels 1 and 2 during the three months ended May 31, 2010.
# Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the Schedules of Portfolio Investments (“SOI”). Level 2 consists of U.S. Treasury Bills held as collateral for futures contracts. Please refer to the SOI for industry specifics of the portfolio holdings.
JPMorgan Intermediate Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2010 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 1.7%
65		Ally Auto Receivables Trust, Series 2010-1, Class A3, 1.450%, 05/15/14	65
		AmeriCredit Automobile Receivables Trust,
560		Series 2006-BG, Class A4, 5.210%, 09/06/13	575
30		Series 2007-CM, Class A3B, VAR, 0.315%, 05/07/12	29
175		Series 2009-1, Class A3, 3.040%, 10/15/13	179
30		Series 2010-1, Class A2, 0.970%, 01/15/13	30
25		Series 2010-1, Class A3, 1.660%, 03/17/14	25
		Bank of America Auto Trust,
575		Series 2009-1A, Class A3, 2.670%, 07/15/13 (e)	585
150		Series 2009-1A, Class A4, 3.520%, 06/15/16 (e)	156
130		Series 2010-1A, Class A3, 1.390%, 03/15/14 (e)	130
100		Series 2010-1A, Class A4, 2.180%, 02/15/17 (e)	101
91		Bear Stearns Asset-Backed Securities Trust, Series 2006-SD1, Class A, VAR, 0.713%, 04/25/36	60
18		Capital One Auto Finance Trust, Series 2007-B, Class A3A, 5.030%, 04/15/12	18
60		CarMax Auto Owner Trust, Series 2010-1, Class A3, 1.560%, 07/15/14	60
200		Centex Home Equity, Series 2004-D, Class AF4, SUB, 4.680%, 06/25/32	193
150		Chrysler Financial Auto Securitization Trust, Series 2009-A, Class A3, 2.820%, 01/15/16	153
500		Citibank Credit Card Issuance Trust, Series 2002-C2, Class C2, 6.950%, 02/18/14	534
155		CNH Equipment Trust, Series 2010-A, Class A3, 1.540%, 07/15/14	155
62		Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB1, Class AF2, SUB, 5.236%, 01/25/36	40
		Ford Credit Auto Owner Trust,
441		Series 2006-B, Class A4, 5.250%, 09/15/11	446
118		Series 2007-B, Class A3A, 5.150%, 11/15/11	120
250		Series 2009-B, Class A3, 2.790%, 08/15/13	254
200		Series 2009-B, Class A4, 4.500%, 07/15/14	213
119		GE Capital Mortgage Services LLC, Series 1999-HE1, Class M, VAR, 6.705%, 04/25/29	106
		HFC Home Equity Loan Asset-Backed Certificates,
109		Series 2005-2, Class A1, VAR, 0.610%, 01/20/35	97
82		Series 2006-1, Class A1, VAR, 0.500%, 01/20/36	76
96		Series 2007-3, Class APT, VAR, 1.540%, 11/20/36	81
		Honda Auto Receivables Owner Trust,
315		Series 2009-2, Class A3, 2.790%, 01/15/13	321
100		Series 2009-2, Class A4, 4.430%, 07/15/15	105
150		Series 2009-3, Class A3, 2.310%, 05/15/13	152
150		Series 2009-3, Class A4, 3.300%, 09/15/15	155
138		John Deere Owner Trust, Series 2009-A, Class A3, 2.590%, 10/15/13	140
407		MBNA Credit Card Master Note Trust, Series 2002-C1, Class C1, 6.800%, 07/15/14	434
105		Mercedes-Benz Auto Receivables Trust, Series 2010-1, Class A3, 1.420%, 08/15/14	105
		World Omni Auto Receivables Trust,
55		Series 2007-B, Class A3A, 5.280%, 01/17/12	55
135		Series 2010-A, Class A4, 2.210%, 05/15/15	136

		Total Asset-Backed Securities (Cost $6,022)	6,084
Collateralized Mortgage Obligations — 31.1%
		Agency CMO — 25.9%
106		Federal Home Loan Mortgage Corp. - Government National Mortgage Association, Series 24, Class ZE, 6.250%, 11/25/23	116
		Federal Home Loan Mortgage Corp. REMICS,
2		Series 1079, Class S, HB, IF, 32.725%, 05/15/21	2
2		Series 1084, Class F, VAR, 1.325%, 05/15/21	2
1		Series 1084, Class S, HB, IF, 43.537%, 05/15/21	2
10		Series 11, Class D, 9.500%, 07/15/19	11
25		Series 114, Class H, 6.950%, 01/15/21	28
13		Series 1144, Class KB, 8.500%, 09/15/21	14
–	(h)	Series 1172, Class L, HB, VAR, 1,181.250%, 11/15/21	1
–	(h)	Series 1196, Class B, HB, IF, 1,153.506%, 01/15/22	3
18		Series 1206, Class IA, 7.000%, 03/15/22	20
31		Series 1212, Class IZ, 8.000%, 02/15/22	32
12		Series 1250, Class J, 7.000%, 05/15/22	13
39		Series 1343, Class LA, 8.000%, 08/15/22	43
166		Series 1466, Class PZ, 7.500%, 02/15/23	183
2		Series 1470, Class F, VAR, 2.859%, 02/15/23	2
63		Series 1491, Class I, 7.500%, 04/15/23	69
63		Series 1518, Class G, IF, 8.743%, 05/15/23	70
56		Series 1541, Class O, VAR, 2.860%, 07/15/23	57
3		Series 1602, Class SA, HB, IF , 21.531%, 10/15/23	4
18		Series 1607, Class H, 6.250%, 10/15/13	18
207		Series 1608, Class L, 6.500%, 09/15/23	225
173		Series 1609, Class LG, IF, 16.521%, 11/15/23	212
3		Series 1611, Class JA, VAR, 1.625%, 08/15/23	3
2		Series 1611, Class JB, HB, IF , 20.836%, 08/15/23	2
4		Series 1671, Class L, 7.000%, 02/15/24	4
28		Series 1700, Class GA, PO, 02/15/24	26
328		Series 1706, Class K, 7.000%, 03/15/24	356
947		Series 1720, Class PL, 7.500%, 04/15/24	984
25		Series 1745, Class D, 7.500%, 08/15/24	28
70		Series 1798, Class F, 5.000%, 05/15/23	72
3		Series 1807, Class G, 9.000%, 10/15/20	3
279		Series 1927, Class PH, 7.500%, 01/15/27	290
137		Series 1981, Class Z, 6.000%, 05/15/27	147
42		Series 1987, Class PE, 7.500%, 09/15/27	46
48		Series 2025, Class PE, 6.300%, 01/15/13	48
21		Series 2033, Class SN, HB, IF , 23.083%, 03/15/24	13
57		Series 2038, Class PN, IO, 7.000%, 03/15/28	11
246		Series 2040, Class PE, 7.500%, 03/15/28	282
80		Series 2056, Class TD, 6.500%, 05/15/18	87
339		Series 2063, Class PG, 6.500%, 06/15/28	360
52		Series 2064, Class TE, 7.000%, 06/15/28	55
239		Series 2075, Class PH, 6.500%, 08/15/28	259
232		Series 2075, Class PM, 6.250%, 08/15/28	251
63		Series 2089, Class PJ, IO, 7.000%, 10/15/28	14
31		Series 2102, Class TC, 6.000%, 12/15/13	33
175		Series 2115, Class PE, 6.000%, 01/15/14	185
179		Series 2125, Class JZ, 6.000%, 02/15/29	193
25		Series 2163, Class PC, IO, 7.500%, 06/15/29	5
506		Series 2169, Class TB, 7.000%, 06/15/29	563
180		Series 2172, Class QC, 7.000%, 07/15/29	195
2		Series 2196, Class TL, 7.500%, 11/15/29	2
90		Series 2201, Class C, 8.000%, 11/15/29	100
175		Series 2210, Class Z, 8.000%, 01/15/30	185
72		Series 2224, Class CB, 8.000%, 03/15/30	80
106		Series 2256, Class MC, 7.250%, 09/15/30	117
152		Series 2259, Class ZM, 7.000%, 10/15/30	167
116		Series 2271, Class PC, 7.250%, 12/15/30	125
202		Series 2283, Class K, 6.500%, 12/15/23	221
64		Series 2296, Class PD, 7.000%, 03/15/31	69
35		Series 2306, Class K, PO, 05/15/24	31
85		Series 2306, Class SE, IF, IO, 6.790%, 05/15/24	18
72		Series 2333, Class HC, 6.000%, 07/15/31	76
83		Series 2344, Class QG, 6.000%, 08/15/16	89
1,470		Series 2344, Class ZD, 6.500%, 08/15/31	1,618
184		Series 2344, Class ZJ, 6.500%, 08/15/31	203
128		Series 2345, Class NE, 6.500%, 08/15/31	139
144		Series 2345, Class PQ, 6.500%, 08/15/16	155
128		Series 2347, Class VP, 6.500%, 03/15/20	136
212		Series 2351, Class PZ, 6.500%, 08/15/31	231
100		Series 2355, Class BP, 6.000%, 09/15/16	108
110		Series 2360, Class PG, 6.000%, 09/15/16	117
98		Series 2366, Class MD, 6.000%, 10/15/16	105
168		Series 2391, Class QR, 5.500%, 12/15/16	180
184		Series 2391, Class VQ, 6.000%, 10/15/12	190
272		Series 2405, Class PE, 6.000%, 01/15/17	294
125		Series 2410, Class NG, 6.500%, 02/15/32	138
160		Series 2410, Class OE, 6.375%, 02/15/32	172
62		Series 2410, Class QX, IF, IO, 8.313%, 02/15/32	10
367		Series 2412, Class SP, IF, 15.426%, 02/15/32	455
68		Series 2423, Class MC, 7.000%, 03/15/32	75
142		Series 2423, Class MT, 7.000%, 03/15/32	158
243		Series 2435, Class CJ, 6.500%, 04/15/32	275
405		Series 2435, Class VH, 6.000%, 07/15/19	425
225		Series 2441, Class GF, 6.500%, 04/15/32	250
172		Series 2444, Class ES, IF, IO, 7.613%, 03/15/32	29
197		Series 2450, Class GZ, 7.000%, 05/15/32	217
69		Series 2450, Class SW, IF, IO, 7.663%, 03/15/32	10
366		Series 2455, Class GK, 6.500%, 05/15/32	403
257		Series 2460, Class VZ, 6.000%, 11/15/29	262
600		Series 2466, Class DH, 6.500%, 06/15/32	662
599		Series 2466, Class PG, 6.500%, 04/15/32	641
254		Series 2474, Class NR, 6.500%, 07/15/32	281
472		Series 2484, Class LZ, 6.500%, 07/15/32	519
607		Series 2500, Class MC, 6.000%, 09/15/32	675
607		Series 2512, Class PG, 5.500%, 10/15/22	669
16		Series 2519, Class BT, 8.500%, 09/15/31	16
193		Series 2535, Class BK, 5.500%, 12/15/22	211
422		Series 2537, Class TE, 5.500%, 12/15/17	455
675		Series 2543, Class YX, 6.000%, 12/15/32	756
120		Series 2565, Class MB, 6.000%, 05/15/30	124
810		Series 2575, Class ME, 6.000%, 02/15/33	907
144		Series 2586, Class WI, IO, 6.500%, 03/15/33	29
462		Series 2587, Class CO, PO, 03/15/32	431
348		Series 2594, Class VQ, 6.000%, 08/15/20	364
691		Series 2597, Class AD, 6.500%, 03/15/32	721
130		Series 2597, Class DS, IF, IO, 7.213%, 02/15/33	6
414		Series 2599, Class DS, IF, IO, 6.663%, 02/15/33	19
565		Series 2610, Class DS, IF, IO, 6.763%, 03/15/33	33
329		Series 2611, Class SH, IF, IO, 7.313%, 10/15/21	19
405		Series 2617, Class GR, 4.500%, 05/15/18	431
96		Series 2619, Class IM, IO, 5.000%, 10/15/21	4
300		Series 2622, Class PE, 4.500%, 05/15/18	320
1,000		Series 2628, Class WA, 4.000%, 07/15/28	1,032
202		Series 2631, Class LC, 4.500%, 06/15/18	215
202		Series 2640, Class VE, 3.250%, 07/15/22	205
19		Series 2643, Class HI, IO, 4.500%, 12/15/16	–	(h)
480		Series 2651, Class VZ, 4.500%, 07/15/18	508
71		Series 2656, Class SH, HB, IF , 20.589%, 02/15/25	76
1,000		Series 2657, Class MD, 5.000%, 12/15/20	1,048
239		Series 2668, Class SB, IF, 6.900%, 10/15/15	248
202		Series 2672, Class ME, 5.000%, 11/15/22	218
506		Series 2675, Class CK, 4.000%, 09/15/18	529
341		Series 2682, Class YS, IF, 8.584%, 10/15/33	313
1,000		Series 2684, Class PO, PO, 01/15/33	816
243		Series 2684, Class TO, PO, 10/15/33	187
72		Series 2686, Class GB, 5.000%, 05/15/20	74
135		Series 2691, Class WS, IF, 8.495%, 10/15/33	124
1,000		Series 2695, Class DE, 4.000%, 01/15/17	1,041
191		Series 2705, Class SC, IF, 8.495%, 11/15/33	180
191		Series 2705, Class SD, IF, 8.567%, 11/15/33	177
33		Series 2739, Class S, IF, 11.326%, 01/15/34	33
150		Series 2744, Class FE, VAR, 0.000%, 02/15/34	142
405		Series 2744, Class TU, 5.500%, 05/15/32	421
148		Series 2753, Class S, IF, 11.326%, 02/15/34	147
108		Series 2755, Class PA, PO, 02/15/29	104
69		Series 2755, Class SA, IF, 13.526%, 05/15/30	76
32		Series 2769, Class PO, PO, 03/15/34	28
289		Series 2776, Class SK, IF, 8.570%, 04/15/34	269
300		Series 2802, Class MB, 5.500%, 11/15/31	318
262		Series 2815, Class YS, IF, 9.522%, 01/15/34	263
56		Series 2841, Class YA, 5.500%, 07/15/27	56
835		Series 2907, Class VC, 4.500%, 05/15/34	879
407		Series 2934, Class EC, PO, 02/15/20	373
302		Series 2990, Class SL, HB, IF , 23.258%, 06/15/34	427
500		Series 2999, Class ND, 4.500%, 07/15/20	528
418		Series 3068, Class AO, PO, 01/15/35	395
440		Series 3117, Class EO, PO, 02/15/36	388
57		Series 3117, Class OK, PO, 02/15/36	48
707		Series 3122, Class OH, PO, 03/15/36	625
607		Series 3137, Class XP, 6.000%, 04/15/36	672
39		Series 3149, Class SO, PO, 05/15/36	34
683		Series 3152, Class MO, PO, 03/15/36	567
16		Series 3158, Class LX, VAR, 0.000%, 05/15/36	16
1,000		Series 3162, Class OB, 6.000%, 11/15/30	1,058
330		Series 3171, Class MO, PO, 06/15/36	284
340		Series 3179, Class OA, PO, 07/15/36	301
1,224		Series 3202, Class HI, IF, IO, 6.313%, 08/15/36	162
366		Series 3232, Class ST, IF, IO, 6.363%, 10/15/36	42
531		Series 3253, Class PO, PO, 12/15/21	494
735		Series 3481, Class SJ, IF, IO, 5.513%, 08/15/38	79
351		Series 3611, Class PO, PO, 07/15/34	304
–	(h)	Series 41, Class I, HB, 84.000%, 05/15/20	–	(h)
5		Series 46, Class B, 7.800%, 09/15/20	6
2		Series 47, Class F, 10.000%, 06/15/20	2
–	(h)	Series 85, Class C, 8.600%, 01/15/21	–	(h)
5		Series 99, Class Z, 9.500%, 01/15/21	6
182		Federal Home Loan Mortgage Corp. STRIPS, Series 243, Class 16, IO, 4.500%, 11/15/20	20
		Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
59		Series T-41, Class 3A, VAR, 7.500%, 07/25/32	67
52		Series T-51, Class 2A, VAR, 7.500%, 08/25/42	59
521		Series T-54, Class 2A, 6.500%, 02/25/43	574
180		Series T-54, Class 3A, 7.000%, 02/25/43	201
49		Series T-58, Class APO, PO, 09/25/43	36
394		Series T-76, Class 2A, VAR, 4.811%, 10/25/37	405
205		Federal National Mortgage Association Grantor Trust, Series 2001-T10, Class A2, 7.500%, 12/25/41	233
		Federal National Mortgage Association REMICS,
4		Series 1988-7, Class Z, 9.250%, 04/25/18	4
15		Series 1989-70, Class G, 8.000%, 10/25/19	17
7		Series 1989-78, Class H, 9.400%, 11/25/19	9
5		Series 1989-83, Class H, 8.500%, 11/25/19	5
5		Series 1989-89, Class H, 9.000%, 11/25/19	6
2		Series 1990-1, Class D, 8.800%, 01/25/20	2
3		Series 1990-7, Class B, 8.500%, 01/25/20	3
3		Series 1990-60, Class K, 5.500%, 06/25/20	3
3		Series 1990-63, Class H, 9.500%, 06/25/20	4
3		Series 1990-93, Class G, 5.500%, 08/25/20	3
–	(h)	Series 1990-94, Class H, HB, 505.000%, 08/25/20	–	(h)
–	(h)	Series 1990-95, Class J, HB, 1,118.040%, 08/25/20	1
17		Series 1990-102, Class J, 6.500%, 08/25/20	19
6		Series 1990-120, Class H, 9.000%, 10/25/20	7
1		Series 1990-134, Class SC, HB, IF , 21.038%, 11/25/20	2
–	(h)	Series 1990-140, Class K, HB, 652.145%, 12/25/20	1
–	(h)	Series 1991-7, Class K, HB, 908.500%, 02/25/21	–	(h)
8		Series 1991-42, Class S, IF, 17.019%, 05/25/21	11
132		Series 1992-107, Class SB, HB, IF, 28.960%, 06/25/22	203
9		Series 1992-143, Class MA, 5.500%, 09/25/22	10
60		Series 1993-25, Class J, 7.500%, 03/25/23	67
369		Series 1993-37, Class PX, 7.000%, 03/25/23	403
128		Series 1993-54, Class Z, 7.000%, 04/25/23	140
27		Series 1993-62, Class SA, IF, 16.196%, 04/25/23	35
35		Series 1993-122, Class M, 6.500%, 07/25/23	38
13		Series 1993-165, Class SD, IF, 10.912%, 09/25/23	16
56		Series 1993-178, Class PK, 6.500%, 09/25/23	63
1,012		Series 1993-183, Class KA, 6.500%, 10/25/23	1,127
436		Series 1993-189, Class PL, 6.500%, 10/25/23	484
44		Series 1993-225, Class SG, HB, IF, 25.934%, 12/25/13	55
91		Series 1993-247, Class SA, HB, IF , 22.777%, 12/25/23	137
178		Series 1993-250, Class Z, 7.000%, 12/25/23	192
246		Series 1993-257, Class C, PO, 06/25/23	237
5		Series 1994-9, Class E, PO, 11/25/23	5
241		Series 1996-14, Class SE, IF, IO, 6.940%, 08/25/23	51
12		Series 1996-27, Class FC, VAR, 0.875%, 03/25/17	12
29		Series 1996-59, Class J, 6.500%, 08/25/22	32
104		Series 1996-59, Class K, 6.500%, 07/25/23	108
119		Series 1997-20, Class IB, IO, VAR, 1.840%, 03/25/27	6
116		Series 1997-20, Class IO, IO, VAR, 1.840%, 03/25/27	6
56		Series 1997-27, Class J, 7.500%, 04/18/27	61
52		Series 1997-29, Class J, 7.500%, 04/20/27	59
114		Series 1997-39, Class PD, 7.500%, 05/20/27	128
47		Series 1997-81, Class PI, IO, 7.000%, 12/18/27	10
6		Series 1998-4, Class C, PO, 04/25/23	6
84		Series 1998-36, Class ZB, 6.000%, 07/18/28	93
554		Series 1998-43, Class EA, PO, 04/25/23	491
283		Series 2000-2, Class ZE, 7.500%, 02/25/30	314
118		Series 2001-4, Class PC, 7.000%, 03/25/21	132
116		Series 2001-5, Class OW, 6.000%, 03/25/16	123
337		Series 2001-33, Class ID, IO, 6.000%, 07/25/31	66
250		Series 2001-36, Class DE, 7.000%, 08/25/31	281
69		Series 2001-44, Class PD, 7.000%, 09/25/31	77
451		Series 2001-48, Class Z, 6.500%, 09/25/21	501
70		Series 2001-49, Class Z, 6.500%, 09/25/31	78
17		Series 2001-52, Class XM, 6.500%, 11/25/10	17
206		Series 2001-71, Class MB, 6.000%, 12/25/16	223
263		Series 2001-71, Class QE, 6.000%, 12/25/16	284
1,460		Series 2001-74, Class MB, 6.000%, 12/25/16	1,579
103		Series 2001-80, Class PE, 6.000%, 07/25/29	107
61		Series 2001-81, Class LO, PO, 01/25/32	52
155		Series 2002-1, Class HC, 6.500%, 02/25/22	171
57		Series 2002-1, Class SA, HB, IF , 24.073%, 02/25/32	81
117		Series 2002-2, Class UC, 6.000%, 02/25/17	126
252		Series 2002-3, Class OG, 6.000%, 02/25/17	273
706		Series 2002-18, Class PC, 5.500%, 04/25/17	746
205		Series 2002-21, Class PE, 6.500%, 04/25/32	226
405		Series 2002-24, Class AJ, 6.000%, 04/25/17	442
188		Series 2002-28, Class PK, 6.500%, 05/25/32	209
261		Series 2002-37, Class Z, 6.500%, 06/25/32	290
426		Series 2002-56, Class UC, 5.500%, 09/25/17	459
442		Series 2002-84, Class VB, 5.500%, 04/25/15	481
32		Series 2002-91, Class UH, IO, 5.500%, 06/25/22	2
405		Series 2002-94, Class BK, 5.500%, 01/25/18	442
202		Series 2003-22, Class UD, 4.000%, 04/25/33	201
162		Series 2003-34, Class GB, 6.000%, 03/25/33	182
304		Series 2003-34, Class GE, 6.000%, 05/25/33	348
50		Series 2003-39, Class IO, IO, VAR, 6.000%, 05/25/33	11
405		Series 2003-47, Class PE, 5.750%, 06/25/33	450
120		Series 2003-52, Class SX, HB, IF , 21.922%, 10/25/31	152
168		Series 2003-64, Class SX, IF, 13.056%, 07/25/33	177
175		Series 2003-65, Class ML, 4.000%, 07/25/33	174
391		Series 2003-71, Class DS, IF, 7.096%, 08/25/33	365
512		Series 2003-73, Class GA, 3.500%, 05/25/31	527
724		Series 2003-80, Class SY, IF, IO, 7.307%, 06/25/23	77
405		Series 2003-83, Class PG, 5.000%, 06/25/23	435
106		Series 2003-86, Class PW, 4.500%, 06/25/15	106
84		Series 2003-91, Class SD, IF, 11.929%, 09/25/33	93
304		Series 2003-106, Class US, IF, 8.561%, 11/25/23	293
535		Series 2003-116, Class SB, IF, IO, 7.257%, 11/25/33	106
139		Series 2003-128, Class KE, 4.500%, 01/25/14	146
500		Series 2003-128, Class NG, 4.000%, 01/25/19	519
162		Series 2003-130, Class SX, IF, 11.006%, 01/25/34	177
136		Series 2004-1, Class DL, 4.500%, 02/25/18	136
303		Series 2004-14, Class SD, IF, 8.561%, 03/25/34	286
1,000		Series 2004-21, Class AE, 4.000%, 04/25/19	1,033
63		Series 2004-21, Class CO, PO, 04/25/34	48
405		Series 2004-25, Class PC, 5.500%, 01/25/34	447
444		Series 2004-25, Class SA, IF, 18.582%, 04/25/34	576
263		Series 2004-36, Class PC, 5.500%, 02/25/34	290
287		Series 2004-36, Class SA, IF, 18.582%, 05/25/34	379
229		Series 2004-46, Class SK, IF, 15.557%, 05/25/34	250
208		Series 2004-61, Class CO, PO, 10/25/31	197
150		Series 2004-61, Class SH, HB, IF , 22.617%, 11/25/32	185
230		Series 2004-74, Class SW, IF, 14.825%, 11/25/31	285
287		Series 2004-76, Class CL, 4.000%, 10/25/19	299
1,750		Series 2004-86, Class AE, 4.500%, 02/25/32	1,843
184		Series 2005-40, Class YA, 5.000%, 09/25/20	193
272		Series 2005-45, Class DC, IF, 23.053%, 06/25/35	416
255		Series 2005-52, Class PA, 6.500%, 06/25/35	276
279		Series 2005-56, Class S, IF, IO, 6.367%, 07/25/35	39
498		Series 2005-56, Class TP, IF, 17.122%, 08/25/33	588
1,518		Series 2005-68, Class PG, 5.500%, 08/25/35	1,669
577		Series 2005-73, Class PS, IF, 15.843%, 08/25/35	713
266		Series 2005-74, Class CS, IF, 19.077%, 05/25/35	357
168		Series 2005-78, Class DS, IF, 13.037%, 03/25/35	172
536		Series 2005-106, Class US, HB, IF , 23.310%, 11/25/35	809
156		Series 2005-110, Class KS, IF, 14.160%, 05/25/35	159
702		Series 2006-27, Class OH, PO, 04/25/36	623
726		Series 2006-43, Class VB, 6.500%, 10/25/17	787
285		Series 2006-44, Class P, PO, 12/25/33	243
660		Series 2006-59, Class QO, PO, 01/25/33	574
238		Series 2006-65, Class QO, PO, 07/25/36	203
358		Series 2006-72, Class GO, PO, 08/25/36	305
500		Series 2006-77, Class PC, 6.500%, 08/25/36	561
283		Series 2006-79, Class DO, PO, 08/25/36	242
712		Series 2006-110, Class PO, PO, 11/25/36	597
1,000		Series 2006-124, Class HB, VAR, 5.995%, 11/25/36	1,066
565		Series 2007-14, Class ES, IF, IO, 6.097%, 03/25/37	69
325		Series 2007-79, Class SB, HB, IF , 22.760%, 08/25/37	425
500		Series 2007-81, Class GE, 6.000%, 08/25/37	561
513		Series 2007-83, Class PA, 6.000%, 03/25/29	521
1,525		Series 2007-84, Class PD, 6.000%, 08/25/32	1,626
542		Series 2007-88, Class VI, IF, IO, 6.197%, 09/25/37	65
1,467		Series 2007-91, Class ES, IF, IO, 6.117%, 10/25/37	166
256		Series 2007-97, Class MS, IF, 14.038%, 12/25/31	279
549		Series 2007-106, Class A7, VAR, 6.119%, 10/25/37	577
463		Series 2007-116, Class HI, IO, VAR, 6.289%, 01/25/38	34
270		Series 2008-10, Class XI, IF, IO, 5.887%, 03/25/38	24
399		Series 2008-16, Class IS, IF, IO, 5.857%, 03/25/38	36
324		Series 2008-28, Class QS, IF, 19.672%, 04/25/38	390
498		Series 2008-46, Class HI, IO, VAR, 6.668%, 06/25/38	39
216		Series 2008-66, Class GD, 6.000%, 06/25/30	227
1,000		Series 2009-103, Class MB, 4.000%, 12/25/39	1,050
5		Series G-14, Class L, 8.500%, 06/25/21	6
26		Series G-18, Class Z, 8.750%, 06/25/21	29
7		Series G-22, Class G, 6.000%, 12/25/16	8
19		Series G-35, Class M, 8.750%, 10/25/21	22
80		Series G92-35, Class E, 7.500%, 07/25/22	89
5		Series G92-42, Class Z, 7.000%, 07/25/22	5
100		Series G92-44, Class ZQ, 8.000%, 07/25/22	111
84		Series G92-54, Class ZQ, 7.500%, 09/25/22	94
18		Series G93-5, Class Z, 6.500%, 02/25/23	20
20		Series G95-1, Class C, 8.800%, 01/25/25	23
		Federal National Mortgage Association STRIPS,
6		Series 218, Class 2, IO, 7.500%, 04/01/23	1
78		Series 329, Class 1, PO, 01/01/33	69
1		Series 50, Class 2, IO, 10.500%, 03/01/19	–	(h)
		Federal National Mortgage Association Whole Loan,
16		Series 2002-W5, Class A10, IF, IO, 7.757%, 11/25/30	1
246		Series 2003-W1, Class 1A1, 6.500%, 12/25/42	271
69		Series 2003-W4, Class 2A, 6.500%, 10/25/42	76
192		Series 2004-W2, Class 2A2, 7.000%, 02/25/44	216
200		Series 2007-W7, Class 1A4, HB, IF, 37.123%, 07/25/37	335
		Government National Mortgage Association,
66		Series 1994-3, Class PQ, 7.488%, 07/16/24	71
230		Series 1994-4, Class KQ, 7.988%, 07/16/24	257
444		Series 1994-7, Class PQ, 6.500%, 10/16/24	492
101		Series 1995-3, Class DQ, 8.050%, 06/16/25	115
25		Series 1995-7, Class CQ, 7.500%, 09/16/25	27
192		Series 1996-16, Class E, 7.500%, 08/16/26	202
39		Series 1998-26, Class K, 7.500%, 09/17/25	44
569		Series 1999-10, Class ZC, 6.500%, 04/20/29	628
70		Series 1999-30, Class S, IF, IO, 8.263%, 08/16/29	10
63		Series 1999-41, Class Z, 8.000%, 11/16/29	71
50		Series 1999-44, Class PC, 7.500%, 12/20/29	57
113		Series 2000-6, Class Z, 7.500%, 02/20/30	125
21		Series 2000-9, Class Z, 8.000%, 06/20/30	24
499		Series 2000-9, Class ZJ, 8.500%, 02/16/30	558
199		Series 2000-14, Class PD, 7.000%, 02/16/30	214
54		Series 2000-16, Class ZN, 7.500%, 02/16/30	60
283		Series 2000-37, Class B, 8.000%, 12/20/30	321
23		Series 2000-38, Class AH, 7.150%, 12/20/30	27
164		Series 2001-7, Class PK, 6.500%, 03/20/31	173
9		Series 2001-32, Class WA, IF, 19.276%, 07/20/31	13
349		Series 2001-64, Class MQ, 6.500%, 12/20/31	372
61		Series 2002-7, Class PG, 6.500%, 01/20/32	67
89		Series 2002-31, Class S, IF, IO, 8.363%, 01/16/31	17
235		Series 2002-40, Class UK, 6.500%, 06/20/32	250
238		Series 2002-47, Class PG, 6.500%, 07/16/32	264
297		Series 2002-47, Class PY, 6.000%, 07/20/32	325
279		Series 2002-47, Class ZA, 6.500%, 07/20/32	300
23		Series 2002-51, Class SG, HB, IF, 31.028%, 04/20/31	36
133		Series 2002-54, Class GB, 6.500%, 08/20/32	143
7		Series 2002-79, Class KV, 6.000%, 11/20/13	7
139		Series 2003-4, Class NI, IO, 5.500%, 01/20/32	9
159		Series 2003-4, Class NY, 5.500%, 12/20/13	170
50		Series 2003-24, Class PO, PO, 03/16/33	41
304		Series 2003-40, Class TJ, 6.500%, 03/20/33	345
217		Series 2003-52, Class AP, PO, 06/16/33	183
47		Series 2004-28, Class S, IF, 18.736%, 04/16/34	60
103		Series 2004-68, Class PO, PO, 05/20/31	99
202		Series 2004-71, Class SB, HB, IF, 27.796%, 09/20/34	259
96		Series 2004-73, Class AE, IF, 14.160%, 08/17/34	115
982		Series 2004-90, Class SI, IF, IO, 5.760%, 10/20/34	115
281		Series 2005-68, Class DP, IF, 15.622%, 06/17/35	351
1,821		Series 2005-68, Class KI, IF, IO, 5.960%, 09/20/35	247
256		Series 2006-59, Class SD, IF, IO, 6.360%, 10/20/36	25
877		Series 2007-17, Class JI, IF, IO, 6.473%, 04/16/37	125
1,111		Series 2007-27, Class SA, IF, IO, 5.860%, 05/20/37	110
1,780		Series 2007-40, Class SB, IF, IO, 6.410%, 07/20/37	154
1,119		Series 2007-45, Class QA, IF, IO, 6.300%, 07/20/37	98
575		Series 2007-49, Class NO, PO, 12/20/35	549
1,358		Series 2007-50, Class AI, IF, IO, 6.435%, 08/20/37	151
309		Series 2007-53, Class ES, IF, IO, 6.210%, 09/20/37	26
340		Series 2007-53, Class SW, IF, 19.186%, 09/20/37	403
694		Series 2007-57, Class QA, IF, IO, 6.160%, 10/20/37	70
500		Series 2007-71, Class SB, IF, IO, 6.360%, 07/20/36	42
672		Series 2007-72, Class US, IF, IO, 6.210%, 11/20/37	58
674		Series 2007-76, Class SA, IF, IO, 6.190%, 11/20/37	56
182		Series 2008-25, Class SB, IF, IO, 6.560%, 03/20/38	22
375		Series 2008-33, Class XS, IF, IO, 7.363%, 04/16/38	47
631		Series 2008-40, Class SA, IF, IO, 6.063%, 05/16/38	84
500		Series 2008-50, Class KB, 6.000%, 06/20/38	556
970		Series 2008-55, Class SA, IF, IO, 5.860%, 06/20/38	81
883		Series 2008-93, Class AS, IF, IO, 5.360%, 12/20/38	69
410		Series 2009-6, Class SA, IF, IO, 5.763%, 02/16/39	32
389		Series 2009-14, Class NI, IO, 6.500%, 03/20/39	58
1,458		Series 2009-22, Class SA, IF, IO, 5.930%, 04/20/39	150
1,471		Series 2009-31, Class ST, IF, IO, 6.010%, 03/20/39	120
1,471		Series 2009-31, Class TS, IF, IO, 5.960%, 03/20/39	150
768		Series 2009-79, Class OK, PO, 11/16/37	693
		Vendee Mortgage Trust,
1,049		Series 1993-1, Class ZB, 7.250%, 02/15/23	1,174
400		Series 1994-1, Class 1, VAR, 5.627%, 02/15/24	432
587		Series 1996-1, Class 1Z, 6.750%, 02/15/26	641
193		Series 1996-2, Class 1Z, 6.750%, 06/15/26	211
770		Series 1997-1, Class 2Z, 7.500%, 02/15/27	864
191		Series 1998-1, Class 2E, 7.000%, 03/15/28	212

			95,434
		Non-Agency CMO — 5.2%
161		ABN Amro Mortgage Corp., Series 2003-9, Class A2, 4.500%, 08/25/18	160
		ASG Resecuritization Trust,
383		Series 2009-1, Class A60, VAR, 5.587%, 06/26/37 (e)	384
439		Series 2009-2, Class A55, VAR, 5.755%, 05/24/36 (e)	442
838		Series 2009-3, Class A65, VAR, 5.595%, 03/26/37 (e)	838
		Banc of America Alternative Loan Trust,
313		Series 2003-7, Class 2A4, 5.000%, 09/25/18	317
238		Series 2003-9, Class 1CB2, 5.500%, 11/25/33	240
72		Series 2003-11, Class PO, PO, 01/25/34	46
		Banc of America Funding Corp.,
85		Series 2004-1, Class PO, PO, 03/25/34	61
224		Series 2004-3, Class 1A7, 5.500%, 10/25/34	223
		Banc of America Mortgage Securities, Inc.,
63		Series 2003-8, Class APO, PO, 11/25/33	40
144		Series 2004-1, Class APO, PO, 02/25/34	103
115		Series 2004-6, Class APO, PO, 07/25/34	63
258		Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-5, Class A1, VAR, 2.530%, 08/25/35	247
159		Citicorp Mortgage Securities, Inc., Series 2004-2, Class A1, 5.000%, 03/25/34	157
		Citigroup Mortgage Loan Trust, Inc.,
98		Series 2003-UP3, Class A3, 7.000%, 09/25/33	97
274		Series 2003-UST1, Class A1, 5.500%, 12/25/18	281
51		Series 2003-UST1, Class PO1, PO, 12/25/18	37
36		Series 2003-UST1, Class PO3, PO, 12/25/18	29
		Countrywide Alternative Loan Trust,
475		Series 2002-8, Class A4, 6.500%, 07/25/32	455
1,431		Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	1,212
350		Series 2004-18CB, Class 2A4, 5.700%, 09/25/34	347
101		Series 2005-26CB, Class A10, IF, 12.429%, 07/25/35	104
500		Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	384
300		Series 2007-21CB, Class 1A5, 6.000%, 09/25/37 (f) (i)	62
		Countrywide Home Loan Mortgage Pass-Through Trust,
463		Series 2003-26, Class 1A6, 3.500%, 08/25/33	433
188		Series 2003-J7, Class 4A3, IF, 9.331%, 08/25/18	181
96		Series 2003-J13, Class PO, PO, 01/25/34	63
55		Series 2004-HYB3, Class 2A, VAR, 2.738%, 06/20/34	44
545		Series 2005-22, Class 2A1, VAR, 5.102%, 11/25/35	405
269		Series 2005-R1, Class 2APO, PO, 03/25/35 (e)	142
311		CS First Boston Mortgage Securities Corp., Series 2003-23, Class 2A5, 5.000%, 10/25/18	307
449		Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2005-3, Class 1A1, VAR, 5.294%, 06/25/20	401
94		Deutsche Mortgage Securities, Inc., Series 2004-1, Class 2APO, PO, 10/25/18	75
		First Horizon Asset Securities, Inc.,
172		Series 2004-AR7, Class 2A1, VAR, 2.871%, 02/25/35	169
202		Series 2004-AR7, Class 2A2, VAR, 2.871%, 02/25/35	185
292		Series 2005-AR1, Class 2A2, VAR, 2.875%, 04/25/35	275
500		GSR Mortgage Loan Trust, Series 2006-1F, Class 1A3, 5.500%, 02/25/36	359
64		Impac Secured Assets CMN Owner Trust, Series 2002-2, Class APO, PO, 04/25/33	42
471		Indymac Index Mortgage Loan Trust, Series 2005-AR11, Class A7, IO, VAR, 0.480%, 08/25/35	5
192		JP Morgan Mortgage Trust, Series 2006-A2, Class 4A1, VAR, 3.900%, 08/25/34	187
		MASTR Adjustable Rate Mortgages Trust,
93		Series 2004-3, Class 4A2, VAR, 2.319%, 04/25/34	77
221		Series 2004-13, Class 2A1, VAR, 2.976%, 04/21/34	219
269		Series 2004-13, Class 3A6, VAR, 3.075%, 11/21/34	269
		MASTR Alternative Loans Trust,
454		Series 2003-9, Class 8A1, 6.000%, 01/25/34	424
1,521		Series 2004-4, Class 10A1, 5.000%, 05/25/24	1,506
57		Series 2004-7, Class 30PO, PO, 08/25/34	36
125		Series 2004-10, Class 1A1, 4.500%, 09/25/19	125
476		Series 2005-6, Class 3A1, 5.500%, 11/25/20	402
		MASTR Asset Securitization Trust,
410		Series 2003-2, Class 1A1, 5.000%, 03/25/18	423
75		Series 2004-8, Class PO, PO, 08/25/19	59
405		MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	243
76		MortgageIT Trust, Series 2005-1, Class 1A1, VAR, 0.663%, 02/25/35	57
		Nomura Asset Acceptance Corp.,
153		Series 2003-A1, Class A1, 5.500%, 05/25/33	156
67		Series 2003-A1, Class A2, 6.000%, 05/25/33	68
13		Series 2003-A1, Class A5, 7.000%, 04/25/33	14
111		Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	107
–	(h)	Paine Webber CMO Trust, Series H, Class 4, 8.750%, 04/01/18	–	(h)
		Residential Accredit Loans, Inc.,
602		Series 2002-QS8, Class A5, 6.250%, 06/25/17	619
127		Series 2002-QS16, Class A3, IF, 15.906%, 10/25/17	125
156		Series 2003-QS3, Class A2, IF, 15.746%, 02/25/18	170
637		Series 2003-QS9, Class A3, IF, IO, 7.207%, 05/25/18	85
123		Series 2004-QS8, Class A2, 5.000%, 06/25/34	120
78		Residential Asset Securitization Trust, Series 2003-A14, Class A1, 4.750%, 02/25/19	78
		Residential Funding Mortgage Securities I,
231		Series 2003-S7, Class A17, 4.000%, 05/25/33	230
22		Series 2003-S11, Class A1, 2.500%, 06/25/18	22
46		Series 2003-S12, Class 4A5, 4.500%, 12/25/32	46
		Salomon Brothers Mortgage Securities VII, Inc.,
195		Series 2003-HYB1, Class A, VAR, 3.690%, 09/25/33	192
32		Series 2003-UP2, Class PO1, PO, 12/25/18	26
		Structured Asset Securities Corp.,
265		Series 2003-33H, Class 1A1, 5.500%, 10/25/33	251
311		Series 2005-6, Class 4A1, 5.000%, 05/25/35	302
127		Series 2005-6, Class 5A8, IF, 13.214%, 05/25/35	122
		WaMu Mortgage Pass-Through Certificates,
265		Series 2002-S8, Class 2A7, 5.250%, 01/25/18	270
102		Series 2003-S10, Class A6, PO, 10/25/18	94
97		Series 2003-S11, Class 2A5, IF, 16.107%, 11/25/33	102
172		Series 2004-AR3, Class A2, VAR, 2.712%, 06/25/34	168
322		Series 2004-S3, Class 2A3, IF, 17.895%, 07/25/34	330
400		Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-4, Class CB7, 5.500%, 06/25/35	306
49		Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2003-MS7, Class P, PO, 03/25/33	36
		Wells Fargo Mortgage-Backed Securities Trust,
95		Series 2003-11, Class 1APO, PO, 10/25/18	75
320		Series 2003-13, Class A7, 4.500%, 11/25/18	323
353		Series 2003-15, Class 1A1, 4.750%, 12/25/18	362
307		Series 2003-K, Class 1A1, VAR, 4.472%, 11/25/33	311
157		Series 2004-7, Class 2A2, 5.000%, 07/25/19	163
330		Series 2004-BB, Class A4, VAR, 2.902%, 01/25/35	329
236		Series 2004-EE, Class 3A1, VAR, 3.596%, 12/25/34	238

			19,282
		Total Collateralized Mortgage Obligations (Cost $109,992)	114,716
Commercial Mortgage-Backed Securities — 1.5%
		Banc of America Commercial Mortgage, Inc.,
500		Series 2005-6, Class ASB, VAR, 5.178%, 09/10/47	527
50		Series 2006-1, Class A4, VAR, 5.372%, 09/10/45	51
300		Series 2006-4, Class A4, 5.634%, 07/10/46	303
		Bear Stearns Commercial Mortgage Securities,
300		Series 2005-PWR9, Class AAB, 4.804%, 09/11/42	312
360		Series 2006-PW11, Class A4, VAR, 5.456%, 03/11/39	372
195		Series 2006-PW14, Class A1, 5.044%, 12/11/38	199
190		Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A1, VAR, 5.729%, 03/15/49	193
300		GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class A4, 5.238%, 11/10/45	307
50		LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class A4, 5.156%, 02/15/31	51
500		Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class ASB, VAR, 4.674%, 06/12/43	515
		Morgan Stanley Capital I,
223		Series 2006-IQ12, Class A1, 5.257%, 12/15/43	227
64		Series 2006-T23, Class A1, 5.682%, 08/12/41	66
500		Morgan Stanley Dean Witter Capital I, Series 2001-280, Class A2, 6.494%, 02/03/16 (e)	514
1,000		TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, VAR, 6.071%, 08/15/39	1,078
710		Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A2, 4.039%, 10/15/41	713

		Total Commercial Mortgage-Backed Securities (Cost $5,205)	5,428
Corporate Bonds — 19.1%
Consumer Discretionary — 1.0%
		Automobiles — 0.0% (g)
100		Daimler Finance North America LLC, 7.300%, 01/15/12	108

		Hotels, Restaurants & Leisure — 0.1%
150		McDonald's Corp., 4.300%, 03/01/13	160

		Media — 0.7%
25		CBS Corp., 5.750%, 04/15/20	25
200		Comcast Cable Communications Holdings, Inc., 8.375%, 03/15/13	232
749		Comcast Cable Holdings LLC, 9.800%, 02/01/12	841
		Comcast Corp.,
121		5.500%, 03/15/11	125
100		5.900%, 03/15/16	110
		Cox Communications, Inc.,
50		5.450%, 12/15/14	54
182		7.750%, 11/01/10	187
100		News America, Inc., 7.250%, 05/18/18	118
60		Thomson Reuters Corp., (Canada), 4.700%, 10/15/19	62
		Time Warner Cable, Inc.,
100		5.850%, 05/01/17	109
50		6.750%, 07/01/18	56
100		8.250%, 02/14/14	117
150		8.250%, 04/01/19	183
223		Time Warner Entertainment Co. LP, 10.150%, 05/01/12	255
80		Viacom, Inc., 6.250%, 04/30/16	90

			2,564
		Multiline Retail — 0.1%
40		Kohl's Corp., 6.250%, 12/15/17	46
400		Target Corp., 6.000%, 01/15/18	461

			507
		Specialty Retail — 0.1%
130		Home Depot, Inc., 5.400%, 03/01/16	142
95		Staples, Inc., 9.750%, 01/15/14	116

			258
		Total Consumer Discretionary	3,597
Consumer Staples — 0.7%
		Beverages — 0.2%
75		Anheuser-Busch Cos., Inc., 5.500%, 01/15/18	80
100		Anheuser-Busch InBev Worldwide, Inc., 7.750%, 01/15/19 (e)	119
		Coca-Cola Co. (The),
100		3.625%, 03/15/14	106
50		4.875%, 03/15/19	54
70		Diageo Capital plc, (United Kingdom), 4.828%, 07/15/20	71
		Diageo Finance B.V., (Netherlands),
30		5.300%, 10/28/15	33
100		5.500%, 04/01/13	110
85		FBG Finance Ltd., (Australia), 5.125%, 06/15/15 (e)	92
25		PepsiCo, Inc., 7.900%, 11/01/18	32
30		SABMiller plc, (United Kingdom), 6.500%, 07/01/16 (e)	35

			732
		Food & Staples Retailing — 0.0% (g)
50		Kroger Co. (The), 7.500%, 01/15/14	58

		Food Products — 0.4%
		Bunge Ltd. Finance Corp.,
50		5.875%, 05/15/13	54
135		8.500%, 06/15/19	157
14		Bunge N.A. Finance LP, 5.900%, 04/01/17	15
100		Cargill, Inc., 6.375%, 06/01/12 (e)	109
		Kellogg Co.,
100		4.250%, 03/06/13	106
200		5.125%, 12/03/12	217
		Kraft Foods, Inc.,
100		5.375%, 02/10/20	104
450		6.125%, 02/01/18	497
100		6.500%, 08/11/17	113
150		6.750%, 02/19/14	171

			1,543
		Household Products — 0.1%
85		Procter & Gamble - ESOP, 9.360%, 01/01/21	110

		Total Consumer Staples	2,443
Energy — 0.6%
		Oil, Gas & Consumable Fuels — 0.6%
400		Anadarko Petroleum Corp., 7.625%, 03/15/14	445
150		Canadian Natural Resources Ltd., (Canada), 5.900%, 02/01/18	165
30		Cenovus Energy, Inc., (Canada), 5.700%, 10/15/19 (e)	32
150		ConocoPhillips, 5.750%, 02/01/19	166
100		EnCana Corp., (Canada), 6.500%, 05/15/19	111
		Marathon Oil Corp.,
250		5.900%, 03/15/18	269
175		6.000%, 10/01/17	192
40		PC Financial Partnership, 5.000%, 11/15/14	43
97		Petro-Canada, (Canada), 6.050%, 05/15/18	106
		Shell International Finance BV, (Netherlands),
110		1.875%, 03/25/13	111
195		4.375%, 03/25/20	197
250		XTO Energy, Inc., 5.750%, 12/15/13	279

		Total Energy	2,116
Financials — 11.9%
		Capital Markets — 3.3%
75		Bank of New York Mellon Corp. (The), 4.600%, 01/15/20	76
		BlackRock, Inc.,
325		3.500%, 12/10/14	332
326		5.000%, 12/10/19	338
1,640		Credit Suisse USA, Inc., 6.125%, 11/15/11	1,740
		Goldman Sachs Group, Inc. (The),
202		4.750%, 07/15/13	205
200		5.150%, 01/15/14	207
300		5.500%, 11/15/14	310
1,100		5.950%, 01/18/18	1,116
486		6.600%, 01/15/12	510
400		6.875%, 01/15/11	412
50		7.500%, 02/15/19	55
		Jefferies Group, Inc.,
150		7.750%, 03/15/12	161
75		8.500%, 07/15/19	85
		Lehman Brothers Holdings, Inc.,
300		4.800%, 03/13/14 (d)	62
350		6.000%, 07/19/12 (d)	73
455		6.625%, 01/18/12 (d)	94
75		6.750%, 12/28/17 (d)	–	(h)
		Merrill Lynch & Co., Inc.,
200		4.500%, 11/04/10	203
200		5.000%, 01/15/15	197
157		5.450%, 07/15/14	162
50		6.150%, 04/25/13	53
684		6.400%, 08/28/17	700
266		6.875%, 04/25/18	274
		Morgan Stanley,
195		4.200%, 11/20/14	189
147		4.750%, 04/01/14	146
200		5.500%, 01/26/20	190
150		5.625%, 09/23/19	143
175		5.750%, 08/31/12	182
250		6.000%, 05/13/14	259
1,000		6.600%, 04/01/12	1,052
100		6.625%, 04/01/18	103
840		6.750%, 04/15/11	875
178		Nomura Holdings, Inc., (Japan), 6.700%, 03/04/20	183
45		Northern Trust Corp., 5.500%, 08/15/13	50
607		State Street Corp., 7.650%, 06/15/10	609
		UBS AG, (Switzerland),
500		3.875%, 01/15/15	497
100		5.750%, 04/25/18	102
100		5.875%, 12/20/17	103

			12,048
		Commercial Banks — 2.2%
100		ANZ National (International) Ltd., (New Zealand), 2.375%, 12/21/12 (e)	100
123		Bank of Nova Scotia, (Canada), 3.400%, 01/22/15	125
136		Bank of Tokyo-Mitsubishi UFJ Ltd., (Japan), 3.850%, 01/22/15 (e)	141
		Barclays Bank plc, (United Kingdom),
410		2.500%, 01/23/13	402
100		3.900%, 04/07/15	98
200		5.200%, 07/10/14	207
250		6.050%, 12/04/17 (e)	244
		BB&T Corp.,
150		3.375%, 09/25/13	153
50		3.850%, 07/27/12	52
125		3.950%, 04/29/16	126
100		4.900%, 06/30/17	101
152		Branch Banking & Trust Co., 4.875%, 01/15/13	161
405		Credit Suisse, (Switzerland), 5.000%, 05/15/13	431
350		Fifth Third Bancorp, 5.450%, 01/15/17	352
75		KeyCorp, 6.500%, 05/14/13	81
300		Manufacturers & Traders Trust Co., 6.625%, 12/04/17	329
200		Marshall & Ilsley Corp., 5.350%, 04/01/11	202
		National Australia Bank Ltd., (Australia),
200		2.500%, 01/08/13 (e)	200
100		3.750%, 03/02/15 (e)	101
		PNC Funding Corp.,
265		5.125%, 02/08/20	269
225		5.250%, 11/15/15	240
250		Rabobank Nederland N.V., (Netherlands), 3.200%, 03/11/15 (e)	251
		SunTrust Banks, Inc.,
270		5.250%, 11/05/12	282
229		6.375%, 04/01/11	237
208		U.S. Bancorp, 2.875%, 11/20/14	208
202		Wachovia Bank N.A., 7.800%, 08/18/10	205
		Wachovia Corp.,
235		4.875%, 02/15/14	246
850		5.750%, 02/01/18	909
		Wells Fargo & Co.,
500		3.750%, 10/01/14	508
415		5.625%, 12/11/17	444
		Wells Fargo Bank N.A.,
315		4.750%, 02/09/15	328
81		6.450%, 02/01/11	84
285		Westpac Banking Corp., (Australia), 4.875%, 11/19/19	284

			8,101
		Consumer Finance — 1.0%
200		American Express Credit Corp., 7.300%, 08/20/13	225
91		American General Finance Corp., 5.375%, 10/01/12	81
71		Capital One Bank USA N.A., 5.750%, 09/15/10	72
		Capital One Financial Corp.,
100		5.700%, 09/15/11	104
245		6.250%, 11/15/13	269
100		6.750%, 09/15/17	112
		HSBC Finance Corp.,
200		5.250%, 01/15/14	212
452		6.375%, 10/15/11	476
202		6.375%, 11/27/12	218
835		7.000%, 05/15/12	901
698		8.000%, 07/15/10	703
233		SLM Corp., 5.375%, 01/15/13	228
202		Washington Mutual Finance Corp., 6.875%, 05/15/11	210

			3,811
		Diversified Financial Services — 3.3%
250		Associates Corp. of North America, 6.950%, 11/01/18	259
300		BA Covered Bond Issuer, 5.500%, 06/14/12 (e)	320
		Bank of America Corp.,
168		4.500%, 04/01/15	167
300		5.650%, 05/01/18	302
100		6.500%, 08/01/16	106
125		7.375%, 05/15/14	138
405		7.400%, 01/15/11	419
425		Bank of America N.A., 5.300%, 03/15/17	417
		BP Capital Markets plc, (United Kingdom),
100		3.125%, 03/10/12	101
300		5.250%, 11/07/13	323
		Caterpillar Financial Services Corp.,
150		4.850%, 12/07/12	162
100		5.500%, 03/15/16	112
150		6.200%, 09/30/13	169
65		7.050%, 10/01/18	77
100		7.150%, 02/15/19	121
		Citigroup, Inc.,
285		5.500%, 10/15/14	288
506		5.625%, 08/27/12	523
700		6.000%, 08/15/17	707
300		6.125%, 11/21/17	306
		CME Group, Inc.,
200		5.400%, 08/01/13	219
100		5.750%, 02/15/14	110
190		ConocoPhillips Canada Funding Co. I, (Canada), 5.625%, 10/15/16	217
		General Electric Capital Corp.,
1,600		5.250%, 10/19/12	1,699
500		5.400%, 02/15/17	522
300		5.625%, 05/01/18	312
500		5.650%, 06/09/14	545
2,078		5.875%, 02/15/12	2,206
1,050		6.000%, 06/15/12	1,126
102		International Lease Finance Corp., 5.875%, 05/01/13	90
100		Textron Financial Corp., 5.400%, 04/28/13	104

			12,167
		Insurance — 1.8%
		American International Group, Inc.,
385		4.250%, 05/15/13	356
350		5.450%, 05/18/17	292
200		5.600%, 10/18/16	171
607		ASIF Global Financing XIX, 4.900%, 01/17/13 (e)	571
		Berkshire Hathaway Finance Corp.,
500		4.000%, 04/15/12	525
150		5.400%, 05/15/18	164
600		Genworth Global Funding Trusts, 5.200%, 10/08/10	607
405		Jackson National Life Global Funding, 6.125%, 05/30/12 (e)	432
243		John Hancock Global Funding II, 7.900%, 07/02/10 (e)	244
		Metropolitan Life Global Funding I,
150		2.875%, 09/17/12 (e)	153
222		5.200%, 09/18/13 (e)	239
100		5.750%, 07/25/11 (e)	104
50		Monumental Global Funding Ltd., (Cayman Islands), 5.500%, 04/22/13 (e)	53
121		Nationwide Financial Services, 6.250%, 11/15/11	128
506		New York Life Global Funding, 5.375%, 09/15/13 (e)	551
150		Pacific Life Global Funding, 5.000%, 05/15/17 (e)	151
200		Pricoa Global Funding I, 5.450%, 06/11/14 (e)	216
765		Principal Life Global Funding I, 6.250%, 02/15/12 (e)	817
100		Principal Life Income Funding Trusts, 5.300%, 04/24/13	107
405		Protective Life Secured Trusts, 4.000%, 04/01/11	412
200		Travelers Life & Annunity Global Funding I, 5.125%, 08/15/14 (e)	215
50		Travelers Property Casualty Corp., 5.000%, 03/15/13	54

			6,562
		Real Estate Investment Trusts (REITs) — 0.1%
150		HRPT Properties Trust, 6.650%, 01/15/18	155
		Simon Property Group LP,
17		4.200%, 02/01/15	17
100		5.625%, 08/15/14	108
50		5.650%, 02/01/20	52
40		6.100%, 05/01/16	44
114		WEA Finance LLC/WT Finance Ltd., 6.750%, 09/02/19 (e)	126

			502
		Thrifts & Mortgage Finance — 0.2%
650		Countrywide Home Loans, Inc., 4.000%, 03/22/11	662

		Total Financials	43,853
Health Care — 0.2%
		Biotechnology — 0.0% (g)
		Amgen, Inc.,
44		4.500%, 03/15/20	46
40		5.700%, 02/01/19	45

			91
		Health Care Equipment & Supplies — 0.0% (g)
		Baxter International, Inc.,
50		4.000%, 03/01/14	53
50		4.625%, 03/15/15	55
40		Becton Dickinson and Co., 5.000%, 05/15/19	43

			151
		Health Care Providers & Services — 0.0% (g)
		WellPoint, Inc.,
27		5.875%, 06/15/17	30
18		7.000%, 02/15/19	21

			51
		Pharmaceuticals — 0.2%
100		AstraZeneca plc, (United Kingdom), 5.400%, 06/01/14	112
75		Eli Lilly & Co., 3.550%, 03/06/12	78
150		GlaxoSmithKline Capital, Inc., 4.850%, 05/15/13	164
75		Merck & Co., Inc., 6.000%, 09/15/17	86
200		Pfizer, Inc., 4.450%, 03/15/12	211

			651
		Total Health Care	944
Industrials — 0.8%
		Aerospace & Defense — 0.1%
100		Honeywell International, Inc., 5.300%, 03/01/18	110
250		Northrop Grumman Systems Corp., 7.125%, 02/15/11	260
96		Systems 2001 AT LLC, (Cayman Islands), 7.156%, 12/15/11 (e)	100

			470
		Airlines — 0.0% (g)
39		Continental Airlines, 1999-2 Class A-1 Pass-Through Trust, 7.256%, 03/15/20	40

		Building Products — 0.0% (g)
45		Masco Corp., 5.850%, 03/15/17	44

		Commercial Services & Supplies — 0.1%
100		Allied Waste North America, Inc., 6.875%, 06/01/17	109
60		Waste Management, Inc., 7.375%, 03/11/19	72

			181
		Industrial Conglomerates — 0.0% (g)
100		Siemens Financieringsmaatschappij N.V., (Netherlands), 5.750%, 10/17/16 (e)	111
50		Tyco International Finance S.A., (Luxembourg), 8.500%, 01/15/19	64

			175
		Machinery — 0.0% (g)
50		Eaton Corp., 5.600%, 05/15/18	55
25		PACCAR, Inc., 6.375%, 02/15/12	27
25		Parker Hannifin Corp., 5.500%, 05/15/18	27

			109
		Road & Rail — 0.6%
		Burlington Northern Santa Fe LLC,
100		5.650%, 05/01/17	109
100		7.000%, 02/01/14	115
202		7.125%, 12/15/10	209
		CSX Corp.,
30		6.250%, 04/01/15	34
30		7.375%, 02/01/19	36
693		Federal Express Corp. 1998 Pass Through Trust, 6.720%, 01/15/22	777
		Norfolk Southern Corp.,
100		6.750%, 02/15/11	103
50		7.700%, 05/15/17	61
		Union Pacific Corp.,
100		4.875%, 01/15/15	107
100		5.650%, 05/01/17	109
250		5.700%, 08/15/18	274
115		United Parcel Service of America, Inc., 8.375%, 04/01/20	154

			2,088
		Total Industrials	3,107
Information Technology — 0.4%
		Communications Equipment — 0.0% (g)
100		Cisco Systems, Inc., 5.500%, 02/22/16	114

		Computers & Peripherals — 0.3%
		Hewlett-Packard Co.,
325		5.400%, 03/01/17	360
200		6.125%, 03/01/14	228
		International Business Machines Corp.,
150		5.700%, 09/14/17	171
200		7.625%, 10/15/18	251

			1,010
		Electronic Equipment, Instruments & Components — 0.0% (g)
150		Arrow Electronics, Inc., 6.875%, 07/01/13	165

		Software — 0.1%
25		Intuit, Inc., 5.750%, 03/15/17	27
		Oracle Corp.,
200		5.250%, 01/15/16	223
100		5.750%, 04/15/18	113

			363
		Total Information Technology	1,652
Materials — 0.4%
		Chemicals — 0.3%
100		Air Products & Chemicals, Inc., 4.150%, 02/01/13	105
		Dow Chemical Co. (The),
100		6.000%, 10/01/12	108
254		6.125%, 02/01/11	261
		EI Du Pont de Nemours & Co.,
50		4.125%, 03/06/13	53
100		6.000%, 07/15/18	114
225		Monsanto Co., 7.375%, 08/15/12	253
100		Potash Corp. of Saskatchewan, Inc., (Canada), 4.875%, 03/01/13	108
230		Praxair, Inc., 4.625%, 03/30/15	249

			1,251
		Metals & Mining — 0.1%
		BHP Billiton Finance USA Ltd., (Australia),
100		5.400%, 03/29/17	109
100		6.500%, 04/01/19	117
50		Rio Tinto Finance USA Ltd., (Australia), 8.950%, 05/01/14	60

			286
		Total Materials	1,537
Telecommunication Services — 1.8%
		Diversified Telecommunication Services — 1.6%
		AT&T, Inc.,
1,020		4.950%, 01/15/13	1,098
135		5.100%, 09/15/14	148
150		5.500%, 02/01/18	162
15		BellSouth Corp., 5.200%, 09/15/14	16
142		BellSouth Telecommunications, Inc., 6.300%, 12/15/15	150
		British Telecommunications plc, (United Kingdom),
100		5.950%, 01/15/18	103
830		9.125%, 12/15/10	865
587		France Telecom S.A., (France), 7.750%, 03/01/11	616
		Telecom Italia Capital S.A., (Luxembourg),
420		4.950%, 09/30/14	417
225		5.250%, 11/15/13	234
		Telefonica Emisiones S.A.U., (Spain),
275		5.855%, 02/04/13	294
30		5.877%, 07/15/19	31
198		TELUS Corp., (Canada), 8.000%, 06/01/11	211
100		Verizon Communications, Inc., 5.500%, 02/15/18	108
202		Verizon Florida LLC, 6.125%, 01/15/13	219
600		Verizon Global Funding Corp., 7.250%, 12/01/10	619
250		Verizon Maryland, Inc., 7.150%, 05/01/23	267
100		Verizon New England, Inc., 4.750%, 10/01/13	106
200		Verizon Virginia, Inc., 4.625%, 03/15/13	211

			5,875
		Wireless Telecommunication Services — 0.2%
150		Cellco Partnership/Verizon Wireless Capital LLC, 5.550%, 02/01/14	166
364		New Cingular Wireless Services, Inc., 7.875%, 03/01/11	382
125		Vodafone Group plc, (United Kingdom), 5.000%, 09/15/15	133

			681
		Total Telecommunication Services	6,556
Utilities — 1.3%
		Electric Utilities — 0.9%
81		Alabama Power Co., 4.700%, 12/01/10	83
		Carolina Power & Light Co.,
233		5.125%, 09/15/13	255
150		5.300%, 01/15/19	162
100		CenterPoint Energy Houston Electric LLC, 5.750%, 01/15/14	111
50		Cleveland Electric Illuminating Co. (The), 7.880%, 11/01/17	60
25		Columbus Southern Power Co., 6.050%, 05/01/18	28
30		Connecticut Light & Power Co. (The), 5.650%, 05/01/18	33
		Duke Energy Carolinas LLC,
200		5.625%, 11/30/12	219
205		6.250%, 01/15/12	222
100		Enel Finance International S.A., (Luxembourg), 5.125%, 10/07/19 (e)	98
150		FPL Group Capital, Inc., 7.875%, 12/15/15	183
40		Georgia Power Co., 6.000%, 11/01/13	45
75		Indiana Michigan Power Co., 7.000%, 03/15/19	87
25		Jersey Central Power & Light Co., 7.350%, 02/01/19	29
30		Kiowa Power Partners LLC, 4.811%, 12/30/13 (e)	30
60		Nevada Power Co., 7.125%, 03/15/19	70
40		Niagara Mohawk Power Corp., 4.881%, 08/15/19 (e)	41
50		Nisource Finance Corp., 10.750%, 03/15/16	64
		Oncor Electric Delivery Co. LLC,
25		5.950%, 09/01/13	27
50		6.800%, 09/01/18	58
125		Pacific Gas & Electric Co., 5.625%, 11/30/17	137
60		PacifiCorp, 5.650%, 07/15/18	67
75		Peco Energy Co., 5.350%, 03/01/18	82
200		Public Service Electric & Gas Co., 6.330%, 11/01/13	227
40		Southern Co., 4.150%, 05/15/14	42
30		Southwestern Public Service Co., 8.750%, 12/01/18	38
		Spectra Energy Capital LLC,
100		5.500%, 03/01/14	106
30		5.668%, 08/15/14	32
140		6.200%, 04/15/18	152
50		8.000%, 10/01/19	60
		Virginia Electric and Power Co.,
210		5.100%, 11/30/12	227
100		5.400%, 04/30/18	108

			3,183
		Gas Utilities — 0.2%
50		AGL Capital Corp., 4.450%, 04/15/13	52
		Atmos Energy Corp.,
100		5.125%, 01/15/13	107
30		8.500%, 03/15/19	38
50		CenterPoint Energy Resources Corp., 6.125%, 11/01/17	55
263		Southern California Gas Co., 4.800%, 10/01/12	281
50		Texas Eastern Transmission LP, 7.300%, 12/01/10	52
		TransCanada Pipelines Ltd., (Canada),
100		4.000%, 06/15/13	104
100		6.500%, 08/15/18	113

			802
		Multi-Utilities — 0.2%
		Dominion Resources, Inc.,
195		6.250%, 06/30/12	213
150		8.875%, 01/15/19	192
50		PG&E Corp., 5.750%, 04/01/14	55
80		Sempra Energy, 8.900%, 11/15/13	95
		Wisconsin Electric Power Co.,
30		6.000%, 04/01/14	34
100		6.250%, 12/01/15	116

			705
		Water Utilities — 0.0% (g)
200		American Water Capital Corp., 6.085%, 10/15/17	216

		Total Utilities	4,906
		Total Corporate Bonds (Cost $68,608)	70,711
Foreign Government Securities — 0.1%
100		Province of Manitoba, (Canada), 2.125%, 04/22/13	102
300		Province of Ontario, (Canada), 2.950%, 02/05/15	304

		Total Foreign Government Securities (Cost $399)	406
Mortgage Pass-Through Securities — 10.8%
		Federal Home Loan Mortgage Corp.,
65		ARM, 2.606%, 01/01/27	68
745		ARM, 3.075%, 12/01/34	774
17		ARM, 3.125%, 07/01/26	18
232		ARM, 3.448%, 01/01/37	240
400		ARM, 5.652%, 04/01/38	421
338		ARM, 5.889%, 02/01/37	358
592		ARM, 6.003%, 06/01/36	631
406		ARM, 6.056%, 09/01/36	429
471		ARM, 6.195%, 03/01/37	496
286		ARM, 6.261%, 09/01/36	301
514		ARM, 6.671%, 11/01/36	555
570		ARM, 6.803%, 08/01/36	601
		Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
1,177		4.000%, 05/01/14 - 06/01/19	1,220
106		4.500%, 10/01/18	113
30		5.500%, 06/01/17	32
695		6.000%, 10/01/17 - 04/01/18	750
1,279		6.500%, 01/01/17 - 03/01/22	1,381
178		7.000%, 08/01/10 - 01/01/17	188
4		7.500%, 07/01/11 - 10/01/14	4
		Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
33		6.000%, 12/01/22	37
176		6.500%, 12/01/13 - 08/01/26	193
866		Federal Home Loan Mortgage Corp. Gold Pools, 30 Year FHA/VA, 10.000%, 10/01/30	1,021
		Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
166		6.000%, 01/01/34	182
303		7.000%, 04/01/22 - 02/01/37	335
13		7.500%, 08/01/25	14
15		8.000%, 07/01/20 - 11/01/24	17
42		8.500%, 07/01/28	49
		Federal Home Loan Mortgage Corp., 30 Year, Single Family,
5		12.000%, 08/01/15 - 07/01/19	6
		Federal National Mortgage Association,
421		ARM, 1.991%, 02/01/35	432
274		ARM, 2.026%, 01/01/35	282
10		ARM, 2.419%, 03/01/19	10
300		ARM, 2.658%, 02/01/35	311
226		ARM, 2.672%, 04/01/33	235
456		ARM, 2.686%, 01/01/35	469
475		ARM, 3.108%, 08/01/35	485
402		ARM, 3.142%, 09/01/35	416
478		ARM, 3.238%, 09/01/34	495
30		ARM, 3.371%, 09/01/27	30
4		ARM, 3.598%, 06/01/26	4
362		ARM, 3.855%, 04/01/35	373
30		ARM, 4.011%, 03/01/29	31
438		ARM, 4.052%, 08/01/34	453
456		ARM, 4.090%, 09/01/33	472
523		ARM, 4.615%, 02/01/36	549
4		ARM, 4.786%, 08/01/19	4
394		ARM, 5.139%, 10/01/34	413
213		ARM, 5.160%, 11/01/33	222
378		ARM, 5.215%, 09/01/35	395
437		ARM, 5.704%, 02/01/37	461
382		ARM, 5.761%, 07/01/46	403
194		ARM, 5.967%, 08/01/36	205
288		ARM, 6.113%, 09/01/36	309
195		ARM, 6.182%, 02/01/37	207
		Federal National Mortgage Association, 15 Year, Single Family,
4,100		4.000%, 07/01/18 - 05/01/19	4,301
3,009		4.500%, 05/01/18 - 05/01/19	3,193
1,898		5.000%, 12/01/16 - 04/01/19	2,042
897		5.500%, 01/01/20 - 06/01/20	969
2,260		6.000%, 02/01/19 - 01/01/24	2,443
260		6.500%, 12/01/10 - 08/01/20	282
28		7.500%, 10/01/12	30
14		8.000%, 11/01/12	15
		Federal National Mortgage Association, 20 Year, Single Family,
251		6.000%, 04/01/24	270
329		6.500%, 05/01/22	367
		Federal National Mortgage Association, 30 Year FHA/VA,
23		6.000%, 09/01/33	25
50		6.500%, 03/01/29	56
38		8.500%, 08/01/27 - 02/01/30	44
23		9.000%, 09/01/19 - 12/01/30	26
12		9.500%, 12/01/18	13
		Federal National Mortgage Association, 30 Year, Single Family,
295		4.500%, 08/01/33	305
1,850		5.000%, 07/01/33 - 11/01/33	1,949
247		5.500%, 12/01/33	268
512		6.000%, 12/01/32 - 09/01/33	562
97		6.500%, 08/01/31	109
53		7.000%, 07/01/25 - 08/01/32	60
28		7.500%, 11/01/22 - 05/01/25	31
844		8.000%, 03/01/21 - 11/01/32	939
15		8.500%, 07/01/24 - 06/01/25	18
1		9.000%, 04/01/26	1
6		10.000%, 02/01/24	7
6		12.500%, 01/01/16	6
178		Federal National Mortgage Association, Other, 4.000%, 09/01/13	181
		Government National Mortgage Association II, 30 Year, Single Family,
102		6.000%, 03/20/28	112
21		7.500%, 02/20/28 - 09/20/28	24
60		8.000%, 12/20/25 - 10/20/28	69
35		8.500%, 03/20/25 - 05/20/25	40
		Government National Mortgage Association, 15 Year, Single Family,
66		6.000%, 10/15/17	71
5		7.500%, 02/15/12 - 03/15/12	5
45		8.000%, 01/15/16	49
		Government National Mortgage Association, 30 Year, Single Family,
934		6.000%, 11/15/28 - 12/15/38	1,014
615		6.500%, 01/15/24 - 12/15/35	677
615		7.000%, 08/15/23 - 06/15/35	686
43		7.500%, 11/15/22 - 09/15/28	49
15		8.000%, 05/15/22 - 08/15/28	17
12		8.500%, 11/15/17	13
19		9.000%, 08/15/16 - 11/15/24	22
403		9.500%, 01/15/17 - 12/15/25	487
13		12.000%, 11/15/19	14

		Total Mortgage Pass-Through Securities (Cost $37,967)	39,961
Supranational — 0.0% (g)
40		Corp. Andina de Fomento, 5.200%, 05/21/13 (Cost $40)	43

U.S. Government Agency Securities — 1.3%
		Federal Home Loan Bank System,
1,643		4.720%, 09/20/12	1,746
300		4.875%, 05/17/17	335
1,000		Federal Home Loan Mortgage Corp., 5.500%, 08/23/17	1,153
		Federal National Mortgage Association,
500		5.375%, 06/12/17	572
678		6.250%, 02/01/11	704
121		6.625%, 11/15/10	124
300		Financing Corp. Fico, Zero Coupon, 09/26/19	205

		Total U.S. Government Agency Securities (Cost $4,681)	4,839
U.S. Treasury Obligations — 28.0%
		U.S. Treasury Bonds,
250		7.250%, 05/15/16 (c)	316
5,375		7.500%, 11/15/16	6,934
320		8.500%, 02/15/20	458
4,075		8.750%, 05/15/17	5,641
500		8.750%, 08/15/20	730
7,300		8.875%, 08/15/17	10,213
2,000		8.875%, 02/15/19	2,878
750		9.250%, 02/15/16	1,027
2,355		9.875%, 11/15/15 (m)	3,274
		U.S. Treasury Notes,
480		1.375%, 02/15/13	483
250		1.750%, 01/31/14	251
500		1.875%, 02/28/14	504
100		2.375%, 10/31/14	102
500		2.375%, 02/28/15	508
800		2.625%, 07/31/14	825
7,750		2.625%, 12/31/14	7,970
300		2.625%, 02/29/16	303
1,000		2.625%, 04/30/16	1,006
300		3.125%, 10/31/16	308
300		3.250%, 12/31/16	310
2,150		3.250%, 03/31/17	2,221
1,700		4.500%, 05/15/17	1,898
600		4.750%, 08/15/17	679
		U.S. Treasury STRIPS,
61		02/15/12	60
2,851		08/15/12	2,796
202		11/15/13	192
4,950		02/15/14 (m)	4,651
12,666		05/15/14 (m)	11,808
7,602		08/15/14 (m)	7,026
3,518		11/15/14 (m)	3,222
6,825		02/15/15	6,173
32		08/15/15	29
95		08/15/15	84
7,452		11/15/15 (m)	6,529
5,766		02/15/16 (m)	4,991
1,472		05/15/16	1,261
2,005		08/15/16	1,694
300		11/15/16 (c)	250
300		11/15/16	251
532		02/15/17	440
257		05/15/17	210
946		08/15/17	763
100		08/15/17 (c)	81
1,960		11/15/17	1,562
200		02/15/18 (c)	158
105		11/15/18 (c)	80
495		05/15/19	364
150		05/15/20	104
		Total U.S. Treasury Obligations (Cost $99,009)	103,618
SHARES		SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 5.8%
Investment Company — 5.8%
21,539		JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.130% (b) (l) (Cost $21,539)	21,539
Investments of Cash Collateral for Securities on Loan — 0.2%
		Investment Company — 0.2%
898		JPMorgan Prime Money Market Fund, Capital Shares, 0.130% (b) (l) (Cost $898)	898

		Total Investments —99.6% (Cost $354,360)	368,243
		Other Assets in Excess of Liabilities — 0.4%	1,357
		NET ASSETS — 100.0%	$369,600

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2010.
CMO	—	Collateralized Mortgage Obligation
ESOP	—	Employee Stock Ownership Program
FHA	—	Federal Housing Administration
GMAC	—	General Motors Acceptance Corp.
HB	—
High Coupon Bonds (a.k.a. "IOettes") represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO's the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

HFC	—	Housing Finance Corp.
IF	—
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2010. The rate may be subject to a cap and floor.

IO	—
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO	—
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REMICS	—	Real Estate Mortgage Investment Conduits
STRIPS	—
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of May 31, 2010.
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2010.

(b)		Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)		Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(d)		Defaulted Security.
(e)
Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)
Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of approximately $62,000 which amounts to 0.0% of total investments.

(g)		Amount rounds to less than 0.1%.
(h)		Amount rounds to less than one thousand (shares or dollars).
(i)		Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)		The rate shown is the current yield as of May 31, 2010.
(m)
All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of May 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$17,531
Aggregate gross unrealized depreciation	(3,648)
Net unrealized appreciation/depreciation	$13,883
Federal income tax cost of investments	$354,360

Intermediate Bond Trust

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	–	6,084		6,084
Collateralized Mortgage Obligations	–	114,654	62	114,716
Commercial Mortgage-Backed Securities	–	5,428	–	5,428
Corporate Bonds
Consumer Discretionary	–	3,597	–	3,597
Consumer Staples	–	2,443	–	2,443
Energy	–	2,116	–	2,116
Financials	–	43,853	–	43,853
Health Care	–	944	–	944
Industrials	–	3,107	–	3,107
Information Technology	$–	$1,652	$–	$1,652
Materials	–	1,537	–	1,537
Telecommunication Services	–	6,556	–	6,556
Utilities	–	4,906	–	4,906
Total Corporate Bonds	–	70,711	–	70,711
Foreign Government Securities	–	406	–	406
Mortgage Pass-Through Securities	–	39,961	–	39,961
Supranational	–	43	–	43
U.S. Government Agency Securities	–	4,839	–	4,839
U.S. Treasury Obligations	–	103,618	–	103,618
Short-Term Investments
Investment Companies	21,539	–	–	21,539
Investments of Cash Collateral for Securities on Loan
Investment Companies	898	–	–	898
Total Investments in Securities	$22,437	$345,744	$62	$368,243

There were no significant transfers between Levels 1 and 2 during the three months ended May 31, 2010.
# All portfolio holdings designated as Level 1, Level 2 and Level 3 are disclosed individually in the Schedules of Portfolio Investments (“SOI”). Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of the portfolio holdings.
The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of 02/28/10	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Net purchases (sales)	Transfers into Level 3	Transfers out of Level 3	Balance as of 05/31/10
Investments in Securities
Asset-Backed Security	$63	$-	$(3)	$-	$-		$(60)	$-
Collateralized Mortgage Obligation	74		(12)					62
Total	$137	$-	$(15)	$-	$-	$-	$(60)	$62
Transfers into and out of Level 3 are valued utilizing values as of the beginning of the period.
Transferred from Level 2 to Level 3 due to lack of observable market inputs.
Transferred from Level 3 to Level 2 due to available market inputs to determine price.
The change in unrealized appreciation (depreciation) attributable to securities owned at May 31, 2010, which were valued using significant unobservable inputs (Level 3) amounted to approximately $(12,000).

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Institutional Trust

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

July 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

July 30, 2010

By:	/s/____________________________________

Patricia A. Maleski

Treasurer and Principal Financial Officer

July 30, 2010